As filed with the Securities and Exchange Commission on September 1, 1998.
                                                               File No. 33-44712
                                                               File No. 811-6509


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20546

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                       | |


                       POST-EFFECTIVE AMENDMENT NO. 18                   |X|
                                       and
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                   | |

                              AMENDMENT NO. 20                           |X|


                                The Pillar Funds
               (Exact Name of Registrant as Specified in Charter)

                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  Mark E. Nagle
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103

  It is proposed that this filing will become effective (check appropriate box)


                     |X| immediately upon filing pursuant to Paragraph (b)


                     |_| on (date) pursuant to Paragraph (b)

                     |_| 60 days after filing pursuant to Paragraph (a)

                     |_| 75 days after filing pursuant to Paragraph (a)


                     |_| on (date) pursuant to Paragraph (a) of Rule 485


================================================================================

                                THE PILLAR FUNDS
                              CROSS REFERENCE SHEET


                   PART A - High Yield Bond, Equity Index and
                International Equity Funds - Class A and B Shares

                        High Yield Bond, Equity Index and
                   International Equity Funds - Class I Shares


N-1A ITEM NO.                                                          LOCATION
-------------                                                          --------
Item 1.    Cover Page.....................................   Cover Page
Item 2.    Synopsis.......................................   Summary
Item 3.    Condensed Financial Information................   Financial Highlights
Item 4.    General Description of Registrant..............   The Trust; Investment Objectives and
                                                               Policies; Investment Limitations;
                                                               Description of Permitted
                                                               Investments
Item 5.    Management of the Trust........................   The Advisor; The Sub-Advisor; The
                                                               Administrator; The Shareholder
                                                               Servicing Agent; The Distributor;
                                                               General Information--The Trust;
                                                               General Information--Trustees of
                                                               the Trust
Item 5A.   Management's Discussion of Fund Performance....         *
Item 6.    Capital Stock and Other Securities.............   Taxes; General Information--
                                                             Dividends
Item 7.    Purchase of Securities Being Offered...........   Cover Page; The Distributor;
                                                               Purchase and Redemptions of  Shares
Item 8.    Redemption or Repurchase.......................   Purchase and Redemption of Shares
Item 9.    Pending Legal Proceedings......................   Not Applicable



                                PART B--All Funds
Item 10.   Cover Page.....................................   Cover Page
Item 11.   Table of Contents..............................   Table of Contents
Item 12.   General Information and History................   General Information and History--
                                                               The Trust
Item 13.   Investment Objectives and Policies.............   Investment Objectives and Policies--
                                                               Description of Permitted
                                                               Investments; Investment Objectives
                                                               and Policies--Investment
                                                               Limitations
Item 14.   Management of the Registrant...................   General Information--Trustees of the
                                                               Trust (Prospectus); Management of
                                                               the Trust--Trustees and Officers of
                                                               the Trust; Management of the
                                                               Trust--The Administrator
Item 15.   Control Persons and Principal Holders of
            Securities....................................   Management of the Trust--Trustees
                                                               and Officers of the Trust
Item 16.   Investment Advisory and Other Services.........   Management of the Trust--The
                                                               Advisor; Management of the Trust--
                                                               The Sub-Advisor; Management of
                                                               the Trust--The Administrator; The
                                                               Distributor and Distribution Plans;
                                                               Shareholder Services; Experts

Item 17.   Brokerage Allocation and Other Practices.......   Fund Transactions--General; Fund
                                                               Transactions--Trading Practices
                                                               and Brokerage
Item 18.   Capital Stock and Other Securities.............   General Information and History--
                                                               Description of Shares
Item 19.   Purchase, Redemption, and Pricing of
            Securities Being Offered......................   Purchase and Redemption of Shares
                                                               (Prospectus and Statement of
                                                               Additional Information);
                                                               Determination of Net Asset Value


Item 20.   Tax Status.....................................   Taxes (Prospectus and Statement of
                                                               Additional Information)
Item 21    Underwriters...................................   The Distributor and Distribution
                                                               Plans
Item 22.   Calculation of Performance Data................   Performance--Computation of Yield;
                                                               Performance--Calculation of Total
                                                               Return
Item 23.   Financial Statements...........................   Financial Information


PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

----------
* Information required by Item 5A is contained in the 1997 Annual Report to Shareholders.

                                The Pillar Funds
                           Your Investment Foundation

                                   PROSPECTUS

                              Class A and B Shares

                               September 1, 1998

                               Table of Contents

Summary .................................................................    2

Expense Summary .........................................................    3

Financial Highlights ....................................................    7

The Trust ...............................................................    9

Investment Objectives and Policies ......................................    9

Risk Factors ............................................................   12

Investment Limitations ..................................................   14

The Advisor .............................................................   15

The Sub-Advisor .........................................................   16

Management of the Portfolios ............................................   16

The Administrator .......................................................   18

The Transfer Agent ......................................................   18

The Shareholder Servicing Agent .........................................   18

The Distributor .........................................................   18

Purchase and Redemption of Shares .......................................   19

Performance .............................................................   29

Taxes ...................................................................   29


General Information .....................................................   31


Description of Permitted Investments ....................................   33

Appendix ................................................................  A-1



The Pillar Funds and Pillar are registered service marks of Summit Bank. Your Investment Foundation and the stylized "P" logo are service marks of Summit Bank. Reach Higher, Summit, Summit Bancorp and Summit Financial Services Group are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp. Corporate Master-Feeder is a registered trademark of SEI Investments Company.

--------------------------------------------------------------------------------
                                                               September 1, 1998

THE PILLAR FUNDS

CLASS A AND B SHARES

Investment Advisor:
SUMMIT BANK INVESTMENT MANAGEMENT DIVISION,
A DIVISION OF SUMMIT BANK

THE PILLAR FUNDS (the "Trust") consists of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the Class A and B Shares of the following funds (the "Funds"):
                           O HIGH YIELD BOND FUND
                           O EQUITY INDEX FUND
                           O INTERNATIONAL EQUITY FUND

The Trust's Class A and Class B Shares are offered to all investors. Investors who own Class A or Class B Shares of a Fund are referred to herein as "Shareholders." This Prospectus offers Class A and Class B Shares of the Funds. Class A and Class B Shares differ with respect to the method of paying distribution costs through sales charges, and distribution and service fees.

The High Yield Bond Fund currently seeks to achieve its objective of maximizing total return by investing up to 100% of its assets in the High Yield Bond Portfolio (the "SIMT High Yield Bond Portfolio"), a separate series of SEI Institutional Managed Trust ("SIMT"), an open-end management investment company advised by SEI Investments Management Corporation ("SIMC"), with an investment objective identical to, and investment policies and limitations substantially similar to, those of the High Yield Bond Fund. The performance of the High Yield Bond Fund, therefore, will be directly related to the performance of the SIMT High Yield Bond Portfolio.

The SIMT High Yield Bond Portfolio invests primarily, and may invest all of its assets, in lower rated bonds, commonly referred to as "junk bonds." These securities are speculative and are subject to greater risk of loss of principal and interest than are investments in higher rated bonds. Because investment in such securities entails greater risks, including risk of default, an investment in the High Yield Bond Fund should not constitute a complete investment program and may not be appropriate for all investors. Investors should carefully consider the risks posed by an investment in the High Yield Bond Fund before investing. See "Risk Factors -- High Yield Securities" and the "Appendix."

The Equity Index Fund currently seeks to achieve its objective of maximizing total return by investing up to 100% of its assets in the S&P 500 Index Portfolio (the "SIF S&P 500 Index Portfolio"), a separate series of SEI Index Funds, an open-end management investment company advised by World Asset Management ("World"), with an investment objective identical to, and investment policies and limitations substantially similar to, those of the Equity Index Fund. The performance of the Equity Index Fund, therefore, will be directly related to the performance of the SIF S&P 500 Index Portfolio.

------------------------------------------------------------------------
|    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR         |
|    INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING            |
|    SUMMIT BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE        |
|    OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION         |
|    (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.         |
------------------------------------------------------------------------

Amounts invested in the Funds are subject to investment risks, including possible loss of the principal amount invested.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated September 1, 1998 has been filed with the Securities and Exchange Commission and is available without charge by writing to the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

September 1, 1998

--------------------------------------------------------------------------------
                                                                               1

--------------------------------------------------------------------------------

Summary

The Pillar Funds (the "Trust") consists of open-end management investment companies which provide a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A and Class B Shares of the Trust's High Yield Bond Fund, Equity Index Fund and International Equity Fund (the "Funds").

WHAT ARE THE INVESTMENT OBJECTIVES?

The High Yield Bond Fund seeks to maximize total return. The Equity Index Fund seeks investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The International Equity Fund seeks to achieve capital appreciation.

There is no assurance that a Fund will meet its investment objective. See "Investment Objective and Policies."

WHAT ARE THE PERMITTED INVESTMENTS?

The High Yield Bond Fund will invest up to 100% of its assets in the SIMT High Yield Bond Portfolio, which in turn, will invest at least 65% of its total assets in fixed income securities that are below investment grade, i.e., rated below the top four ratings categories by a nationally recognized statistical ratings organization (an "NRSRO"), or, if not rated, determined to be of comparable quality by the Money Managers (defined below). The Equity Index Fund will invest up to 100% of its assets in the SIF S&P 500 Index Portfolio which, in turn, will invest substantially in common stocks included in the S&P 500. The International Equity Fund will invest primarily in equity securities (which include securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock) of issuers located in Europe and the Pacific Basin.


ARE THERE ADDITIONAL RISK FACTORS FOR THE HIGH YIELD BOND AND EQUITY INDEX FUNDS? The High Yield Bond Fund and the Equity Index Fund (together, the "Feeder Funds") are currently "feeder funds" in separate Corporate Master-Feeder structures. That is, the High Yield Bond Fund and Equity Index Fund each invests in another open-end management investment company and hold as their only investment securities, shares of a single "master" fund, in this case the SIMT High Yield Bond Portfolio and the SIF S&P 500 Index Portfolio (together, the "Portfolios"), respectively. See "Investment Objectives and Policies," "Temporary Defensive Positions," "Risk Factors" and "Description of Permitted Investments."


WHO ARE THE ADVISOR AND SUB-ADVISOR? Summit Bank Investment Management Division, a division of Summit Bank, serves as the advisor (the "Advisor") to the Trust. Vontobel USA Inc. serves as the sub-advisor (the "Sub-Advisor") to the International Equity Fund. With respect to the High Yield Bond and Equity Index Funds, the Advisor invests in a "master" fund, cash and other non-investment securities and monitors the performance of SIMC and World as the advisors of the SIMT High Yield Bond and SIF S&P 500 Index Portfolios, respectively. See "The Advisor," "The Sub-Advisor" and "Management of the Portfolios."


WHO IS THE ADMINISTRATOR? SEI Investments Mutual Funds Services serves as the administrator (the "Administrator") of the Trust. See "The Administrator."


WHO IS THE TRANSFER AGENT? State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Trust. See "The Transfer Agent."

WHO IS THE SHAREHOLDER SERVICING AND DIVIDEND DISBURSING AGENT? Boston Financial Data Services is the Trust's dividend disbursing agent and shareholder servicing agent. See "The Shareholder Servicing Agent."

WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. acts as distributor (the "Distributor") of the Trust's shares. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES?

Shares may be purchased and redeemed directly from the Trust's Distributor or through an investment professional of a securities broker or other financial institution, such as Summit Bank, that has entered into a selling agreement with the Trust or the Distributor.

The Trust has also authorized certain broker-dealers and other financial intermediaries (collectively, "Authorized Broker-Dealers") to accept purchase orders and redemption requests up to the times mentioned below on behalf of the Funds.

Purchases and redemptions of a Fund's shares may be made through the Distributor (or Authorized Broker-Dealer) on any "Business Day." A "Business Day" is any day that the New York Stock Exchange is open for trading. A purchase order will be effective as of the Business Day received by the Distributor (or Authorized Broker-Dealer) if the Distributor (or Authorized Broker-Dealer) receives the order and payment in federal funds before the time the Fund calculates its net asset value (normally, 4:00 p.m., Eastern time). The purchase price of Class A Shares of the Fund is the net asset value next determined after the purchase order is effective plus any applicable sales load. The purchase price of Class B Shares is the net asset value next determined after the purchase order is effective. Redemption orders must be placed prior to the time the Fund calculates its net asset value (normally, 4:00 p.m., Eastern time), on any Business Day for the order to be effective that day. All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, reduced by any applicable contingent deferred sales charge, for Class B Shares, and for certain Class A Shares that were purchased without an initial sales load. See "Purchase and Redemption of Shares."

Each Fund offers two classes of shares to the general public: Class A Shares and Class B Shares. Class A Shares of the Funds are offered at net asset value per share plus a maximum initial sales charge of 5.50% for the International Equity Fund and the Equity Index Fund and 4.25% for the High Yield Bond Fund. Certain Class A Share purchases are subject to reduced or waived sales charges and certain Class A Share redemptions may be subject to a 1.00% contingent deferred sales charge.

Class B Shares of the Funds are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 5.50% of redemption proceeds during the first year, declining each year thereafter to 0% after the sixth year. Class B Shares pay annual distribution and service fees of 1.00% of their average daily net assets.

HOW ARE DIVIDENDS PAID?

Substantially all of the net investment income (exclusive of capital gains) of the: (i) High Yield Bond Fund is declared and paid monthly as a dividend; (ii) Equity Index Fund is declared and paid quarterly; and (iii) International Equity Fund is declared and distributed annually, in the form of dividends to Shareholders.

Any capital gains will be distributed at least annually. Dividends are paid in additional shares, unless the Shareholder has elected to take the payments in cash. See "Dividends."

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                                                               September 1, 1998

Expense Summary

HIGH YIELD BOND FUND AND EQUITY INDEX FUND
CLASS A SHARES

SHAREHOLDER TRANSACTION EXPENSES

                                                              HIGH YIELD       EQUITY
                                                                 BOND          INDEX
                                                                 FUND           FUND
-------------------------------------------------------------------------------------
     Maximum Sales Load Imposed on Purchases* (as a
       percentage of offering price)                             4.25%          5.50%
     Maximum Sales Load on Reinvested Dividends (as a
       percentage of offering price)                             None           None
     Maximum Contingent Deferred Sales Charge*
       (as a percentage of original purchase price or
       redemption proceeds, as applicable)                       None           None
     Wire Redemption Fee                                         $ 10           $ 10
     Exchange Fee                                                None           None

* The percentage shown is the maximum initial sales load. In certain circumstances, shareholders may receive sales load waivers or reductions. Purchases of $1,000,000 or more are at net asset value and shares redeemed prior to 12 months from the date such shares were purchased are subject to a contingent deferred sales charge of 1.00%.

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

                                                                 AGGREGATE FEES AT
                                                              MASTER AND FEEDER LEVEL
                                                              -----------------------
                                                              HIGH YIELD       EQUITY
                                                                 BOND          INDEX
                                                                 FUND          FUND
-------------------------------------------------------------------------------------

     Advisory Fees (after waivers)(1)                            0.86%          0.34%
     12b-1 Fees                                                  0.25%          0.25%
     Other Expenses (after waivers)(2)                           0.39%          0.46%
-------------------------------------------------------------------------------------
     Total Operating Expenses (after waivers)(3)                 1.50%          1.05%
-------------------------------------------------------------------------------------

(1) Advisory Fees reflect voluntary waivers. Absent such fee waivers, Advisory Fees would be 1.44% and 1.00% for the High Yield Bond Fund and the Equity Index Fund, respectively. Additional information about Advisory Fees may be found under "The Advisor" and "Management of the Portfolios."
(2) The Advisor and the Administrator have voluntarily agreed to waive their fees to the extent necessary to keep the Total Operating Expenses from exceeding 1.50% for the High Yield Bond Fund and 1.05% for the Equity Index Fund. Absent such waivers, Other Expenses for the High Yield Bond Fund and the Equity Index Fund are estimated to be 0.53% and 0.60%, respectively, for the current fiscal year. Additional information may be found under "The Administrator" and "The Distributor." (3) Absent voluntary fee waivers, the Total Operating Expenses are estimated to be as follows: High Yield Bond Fund -- 2.28%; and Equity Index Equity Fund -- 2.15%.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment in a Fund assuming: (1) a 5% annual return; and (2) redemption at the end of each time period:
--------------------------------------------------------------------------------

                                                                     1 YR.         3 YRS.         5 YRS.*         10 YRS.*
--------------------------------------------------------------------------------------------------------------------------
    High Yield Bond Fund....................................          $57           $ 88            N/A              N/A
    Equity Index Fund.......................................          $65           $ 87            N/A              N/A

* Because the Funds are new, expenses have not been estimated for periods beyond the three year period shown.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS ARE NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS A SHARES OF THE HIGH YIELD BOND AND EQUITY INDEX FUNDS. Financial institutions may impose fees on their customers in addition to those described above. Additional information may be found under "The Advisor," "Management of the Portfolios," "The Administrator" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for a waiver or reduction of sales charges. See "Purchase and Redemption of Shares."

Long-term Shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules (the "Conduct Rules") of the National Association of Securities Dealers, Inc. (the "NASD"). The Trust intends to operate the Class A distribution plan in accordance with its terms and the NASD Conduct Rules concerning sales charges.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Expense Summary

INTERNATIONAL EQUITY FUND
CLASS A SHARES

SHAREHOLDER TRANSACTION EXPENSES

                                                                                       INTERNATIONAL
                                                                                           EQUITY
                                                                                            FUND
----------------------------------------------------------------------------------------------------
     Maximum Sales Load Imposed on Purchases* (as a percentage of offering price)           5.50%
     Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
       offering price)                                                                      None
     Maximum Contingent Deferred Sales Charge*
       (as a percentage of original purchase price or redemption proceeds, as
       applicable)                                                                          None
     Wire Redemption Fee                                                                    $ 10
     Exchange Fee                                                                           None

* The percentage shown is the maximum initial sales load. In certain circumstances, shareholders may receive sales load waivers or reductions. Purchases of $1,000,000 or more are at net asset value and shares redeemed prior to 12 months from the date such shares were purchased are subject to a contingent deferred sales charge of 1.00%.

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

                                                                                       INTERNATIONAL
                                                                                           EQUITY
                                                                                            FUND
----------------------------------------------------------------------------------------------------
     Advisory Fees (after waivers) (1),(2)                                                  .80%
     12b-1 Fees                                                                             .25%
     Other Expenses                                                                         .70%
----------------------------------------------------------------------------------------------------
     Total Operating Expenses (after waivers)(2)                                           1.75%
----------------------------------------------------------------------------------------------------

(1) The Advisor and Sub-Advisor have agreed to voluntarily waive a portion of their fees in an amount that operates to limit Total Operating Expenses of Class A Shares of the Fund to not more than 1.75% of average daily net assets. The Advisor and Sub-Advisor each reserves the right to terminate its fee waiver at any time in their sole discretion.

(2) Absent fee waivers for the Fund, the Advisory Fee would be 1.00%, and Total Operating Expenses would be 1.95% of the Fund's average daily net assets. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

EXAMPLE

An investor in the Fund would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:

----------------------------------------------------------------------------------------------------------------
                                                                   1 YR.       3 YRS.       5 YRS.       10 YRS.
----------------------------------------------------------------------------------------------------------------
    International Equity Fund                                       $72         $107         $145         $250


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A Shares of the Fund. Financial institutions may impose fees on their customers in addition to those described above. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for a waiver or reduction of sales charges. See "Purchase and Redemption of Shares."

Long-term Shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the NASD. The Trust intends to operate the Class A distribution plan in accordance with its terms and the NASD Conduct Rules concerning sales charges.

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                                                               September 1, 1998

Expense Summary

HIGH YIELD BOND FUND AND EQUITY INDEX FUND
CLASS B SHARES

SHAREHOLDER TRANSACTION EXPENSES

                                                                                      HIGH            EQUITY
                                                                                   YIELD BOND         INDEX
                                                                                      FUND             FUND
------------------------------------------------------------------------------------------------------------
     Maximum Sales Load Imposed on Purchases (as a percentage of offering price)      None            None
     Maximum Sales Load on Reinvested Dividends (as a percentage of
       offering price)                                                                None            None
     Maximum Contingent Deferred Sales Charge
       (as a percentage of original purchase price or redemption proceeds,
       as applicable)                                                                 5.50%           5.50%
     Wire Redemption Fee                                                               $10             $10
     Exchange Fee                                                                     None            None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)


                                                                                       AGGREGATE FEES AT
                                                                                    MASTER AND FEEDER LEVEL
                                                                                    ------------------------
                                                                                      HIGH            EQUITY
                                                                                   YIELD BOND         INDEX
                                                                                      FUND             FUND
------------------------------------------------------------------------------------------------------------

     Advisory Fees (after waivers)(1)                                                0.86%            0.34%
     12b-1/Shareholder Servicing Fees(2)                                             1.00%            1.00%
     Other Expenses (after waivers)(3)                                               0.39%            0.46%
------------------------------------------------------------------------------------------------------------
     Total Operating Expenses (after waivers)(4)                                     2.25%            1.80%
------------------------------------------------------------------------------------------------------------


(1) Advisory Fees reflect voluntary waivers. Absent such fee waivers, Advisory Fees would be 1.44% and 1.00% for the High Yield Bond Fund and the Equity Index Fund, respectively.

(2) To the extent that a Shareholder Servicing Fee is charged at the master level, the distributor will waive a corresponding amount at the feeder level to limit 12b-1/Shareholder Servicing Fees to a total of 1.00%.


(3) The Advisor and the Administrator have voluntarily agreed to waive their fees to the extent necessary to keep the Total Operating Expenses from exceeding 2.25% for the High Yield Bond Fund and 1.80% for the Equity Index Fund. Absent such waivers, Other Expenses for the High Yield Bond Fund and the Equity Index Fund are estimated to be 0.53% and 0.60%, respectively, for the current fiscal year.


(4) Absent voluntary fee waivers, the Total Operating Expenses are estimated to be as follows: High Yield Bond Fund -- 3.03%; and Equity Index Equity Fund -- 2.90%.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in a Fund assuming: (1) a 5% annual return; and (2) no redemption or redemption at the end of each time period:

--------------------------------------------------------------------------------------------------------------------------
                                                                     1 YR.         3 YRS.         5 YRS.*         10 YRS.*
--------------------------------------------------------------------------------------------------------------------------
    High Yield Bond Fund
       Assuming no redemptions..............................          $23           $ 70            N/A              N/A
       Assuming a complete redemption at end of period......          $78           $110            N/A              N/A
    Equity Index Fund
       Assuming no redemptions..............................          $18           $ 57            N/A              N/A
       Assuming a complete redemption at end of period......          $73           $ 97            N/A              N/A


* Because the Funds are new, expenses have not been estimated for periods beyond the three year period shown.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS ARE NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS B SHARES OF THE HIGH YIELD BOND AND EQUITY INDEX FUNDS. Financial institutions may impose fees on their customers in addition to those described above. Additional information may be found under "The Advisor," "Management of the Portfolios," "The Administrator" and "The Distributor."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Expense Summary

INTERNATIONAL EQUITY FUND
CLASS B SHARES

SHAREHOLDER TRANSACTION EXPENSES

                                                                          INTERNATIONAL
                                                                              EQUITY
                                                                               FUND
----------------------------------------------------------------------------------------
    Maximum Sales Load Imposed on Purchases
       (as a percentage of offering price)                                     None
    Maximum Sales Load Imposed on Reinvested Dividends
       (as a percentage of offering price)                                     None
    Maximum Contingent Deferred Sales Charge
       (as a percentage of original purchase price or redemption
       proceeds, as applicable)                                                5.50%
    Wire Redemption Fee                                                        $ 10
    Exchange Fee                                                               None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

                                                                          INTERNATIONAL
                                                                              EQUITY
                                                                               FUND
----------------------------------------------------------------------------------------
    Advisory Fees (after waivers) (1),(2)                                      .80%
    12b-1 Shareholder Servicing Fees                                          1.00%
    Other Expenses                                                             .70%
----------------------------------------------------------------------------------------
    Total Operating Expenses (after waivers)(2)                               2.50%
----------------------------------------------------------------------------------------

(1) The Advisor and Sub-Advisor have agreed to voluntarily waive a portion of their fees in an amount that operates to limit Total Operating Expenses of Class B Shares of the Fund to not more than 2.50% of average daily net assets. The Advisor and Sub-Advisor each reserves the right to terminate its fee waiver at any time in their sole discretion.

(2) Absent fee waivers for the Fund, the Advisory Fee would be 1.00%, and Total Operating Expenses would be 2.70% of the Fund's average daily net assets. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

EXAMPLE

An investor in the Fund would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return and (2) no redemption or redemption at the end of each time period:

----------------------------------------------------------------------------------------------------------------
                                                                   1 YR.       3 YRS.       5 YRS.       10 YRS.
----------------------------------------------------------------------------------------------------------------
    International Equity Fund
       Assuming no redemptions..............................        $25         $ 78         $133         $251
       Assuming a complete redemption at end of period......        $80         $118         $153         $251

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class B Shares of the Fund. Financial institutions may impose fees on their customers in addition to those described above. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, sales charges are reduced for longer-term investors. See "Purchase and Redemption of Shares."

Long-term Shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the NASD Conduct Rules. The Trust intends to operate the Class B distribution plan in accordance with its terms and the NASD Conduct Rules concerning sales charges.

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                                                               September 1, 1998


Financial Highlights

THE PILLAR FUNDS

The following are highlights of the International Equity Fund for a share outstanding throughout the periods indicated. This information should be read in conjunction with the Trust's 1) unaudited financial statements as of, and for the period ended, June 30, 1998 and notes thereto which are incorporated by reference into the Trust's Statement of Additional Information under "Financial Information" and 2) financial statements as of, and for the fiscal year ended, December 31, 1997 and notes thereto which have been audited by Arthur Andersen LLP, the Trust's independent public accountants, which are incorporated by reference into the Trust's Statement of Additional Information under "Financial Information." Additional performance information is contained in the Trust's 1998 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-932-7782. Because the High Yield Bond and Equity Index Funds had not commenced operations as of June 30, 1998, no financial highlights are presented for these Funds. The financial highlights for the Portfolios in which the High Yield Bond and Equity Index Funds invest are presented on the following page. The following financial highlights reflect the International Equity Fund's performance prior to the change of the Fund's sub-advisor and the related investment policy changes.


                                        Realized
                                          and                                                              Net      Ratio of
              Net Asset                Unrealized   Distributions                   Net Asset             Assets    Expenses
                Value        Net        Gains or      from Net      Distributions     Value               End of       to
              Beginning   Investment   Losses on     Investment     from Capital     End of      Total    Period    Average
              of Period     Income     Securities      Income           Gains        Period     Return+   (000)    Net Assets
-----------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
1998*          $10.33       $ 0.07       $ 1.41        $   --          $   --        $11.81      14.33%    $676       1.75%
1997            11.22         0.05        (0.04)        (0.05)          (0.85)        10.33       0.00      655       1.75
1996            10.73         0.09         1.06         (0.04)          (0.62)        11.22      10.88      788       1.75
1995(1)         10.00         0.01         0.75         (0.01)          (0.02)        10.73       7.64      621       1.75
CLASS B
1998*          $10.30       $ 0.03       $ 1.40        $   --          $   --        $11.73      13.88%    $214       2.50%
1997(2)         11.45        (0.03)       (0.23)        (0.04)          (0.85)        10.30      (3.39)**   118       2.50
-----------------------------------------------------------------------------------------------------------------------------


                                          Ratio of
                                            Net
               Ratio of     Ratio of     Investment
                 Net        Expenses     Income to
              Investment   to Average     Average
              Income to    Net Assets    Net Assets   Portfolio     Average
               Average     (Excluding    (Excluding   Turnover     Commission
              Net Assets    Waivers)      Waivers)      Rate         Rate++
---------------------------------------------------------------------------------------


CLASS A
1998*            0.99%        1.97%         0.77%       20.34%       $.0065
1997             0.70         1.95          0.50        71.22         .0052
1996             0.70         1.98          0.47        67.03         .0051
1995(1)          0.45         2.38         (0.18)       14.32           n/a
CLASS B
1998*            0.48%        2.70%         0.28%       20.34%       $.0065
1997(2)         (0.60)        2.70         (0.80)       71.22         .0052
----------------------------------------------------------------------------------------


   * For the six-month period ended June 30, 1998 (unaudited). All ratios, excluding total return, for that period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.
  **  Annualized.
 (+) Total Return does not reflect sales loads on Class A and Class B Shares. (++) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for the fiscal years beginning after September 1, 1995.
 (1) The International Growth Fund (Class A Shares) commenced operations on May 4, 1995. Ratios for this period have been annualized.
 (2) The International Growth Fund (Class B Shares) commenced operations on May 7, 1997. Ratios for this period have been annualized.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The following are highlights of the SIMT High Yield Bond Portfolio for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIMT's 1) unaudited financial statements as of, and for the period ended, March 31, 1998 and notes thereto which are incorporated by reference into the Statement of Additional Information and 2) financial statements as of, and for the fiscal year ended, September 30, 1997 and notes thereto which have been audited by PricewaterhouseCoopers LLP, independent accountants for SIMT, which are incorporated by reference into SIMT's Statement of Additional Information. Additional performance is set forth in SIMT's 1998 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.


FOR A CLASS A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                   Net
                                                 Realized
                                                   and
                                                Unrealized                Distributions
                       Net Asset                 Gains or    Dividends        from        Net Asset
                         Value        Net        (Losses)     from Net      Realized        Value                   Net Assets
                       Beginning   Investment       on       Investment      Capital       End of      Total       End of Period
                       of Period     Income     Securities     Income         Gains        Period     Return           (000)
--------------------------------------------------------------------------------------------------------------------------------
SIMT HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
For the periods ended September 30,
1998*                   $11.66       $0.52        $ 0.23       $(0.52)       $(0.10)       $11.79       6.61%        $281,648
1997                     11.14        1.04          0.57        (1.04)        (0.05)        11.66      15.30          236,457
1996                     10.64        0.94          0.62        (1.03)        (0.03)        11.14      15.46          107,545
1995(1)                  10.00        0.67          0.55        (0.58)           --         10.64      17.72           23,724
--------------------------------------------------------------------------------------------------------------------------------

                                                                Ratio of
                                                                  Net
                                     Ratio of     Ratio of     Investment
                        Ratio of       Net       Expense to    Income to
                        Expenses    Investment     Average      Average
                           to       Income to    Net Assets    Net Assets   Portfolio
                        Average      Average     (Excluding    (Excluding   Turnover
                       Net Assets   Net Assets    Waivers)      Waivers)      Rate
-------------------------------------------------------------------------------------------------------
SIMT HIGH YIELD BOND
-------------------------------------------------------------------------------------------------------
For the periods ended
1998*                     0.85%        8.94%        1.15%         8.64%        44%
1997                      0.86         9.33         0.91          9.28         68
1996                      0.87         9.01         0.94          8.94         55
1995(1)                   0.67        10.02         0.86          9.83         56
-------------------------------------------------------------------------------------------------------

* For the six month period ended March 31, 1998 (unaudited). All ratios, excluding total return, for that period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

(1) High Yield Bond Class A shares were offered beginning January 11, 1995. All ratios including total return for that period have been annualized.

The following are highlights of the SIF S&P 500 Index Portfolio for a share outstanding for the periods indicated. This information should be read in conjunction with SIF's financial statements as of, and for the fiscal year ended, March 31, 1998 and notes thereto which have been audited by Arthur Andersen LLP, independent public accountants for SIF, which are incorporated by reference into SIF's Statement of Additional Information. Additional performance is set forth in SIF's 1998 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.

FOR A CLASS E SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                            Net
                                                         Realized
                                                            and
                               Net Asset                Unrealized    Dividends
                                 Value        Net        Gains or      from Net    Distributions   Net Asset
                               Beginning   Investment    (Loss) on    Investment   from Capital    Value, End    Total
                               of Period     Income     Investments     Income         Gains       of Period    Return
-----------------------------------------------------------------------------------------------------------------------
SIF S&P 500 INDEX PORTFOLIO**
-----------------------------------------------------------------------------------------------------------------------
For the periods ended March 31,
1998                            $24.10       $0.45        $10.88        $(0.45)       $(0.21)        $34.77      47.62%
1997                             20.88        0.46          3.54         (0.45)        (0.33)         24.10      19.46
1996                             16.40        0.44          4.72         (0.37)        (0.31)         20.88      31.88
1995                             15.07        0.42          1.79         (0.42)        (0.46)         16.40      15.26
1994                             15.80        0.43         (0.22)        (0.42)        (0.52)         15.07       1.19
1993                             14.17        0.40          1.69         (0.40)        (0.06)         15.80      14.97
1992                             13.43        0.40          1.01         (0.41)        (0.26)         14.17      10.71
1991                             12.45        0.43          1.24         (0.43)        (0.26)         13.43      14.18
1990                             10.88        0.42          1.64         (0.43)        (0.06)         12.45      19.02
1989                              9.63        0.39          1.26         (0.40)           --          10.88      17.60
1988                             12.68        0.43         (1.65)        (0.45)        (1.38)          9.63      (9.35)
1987                             12.45        0.42          2.63         (0.38)        (2.44)         12.68      25.96
1986(1)                          10.00        0.29          2.37         (0.21)           --          12.45      40.43*
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Ratio of
                                                                                          Net
                                                                          Ratio of    Investment
                                                            Ratio of      Expenses     Income to
                                                               Net       to Average   Average Net
                                               Ratio of    Investment    Net Assets     Assets
                                Net Assets     Expenses     Income to    (Excluding   (Excluding    Portfolio    Average
                                  End of      to Average   Average Net      Fee           Fee       Turnover    Commission
                               Period (000)   Net Assets     Assets       Waivers)     Waivers)       Rate        Rate+
--------------------------------------------------------------------------------------------------------------------------
SIF S&P 500 INDEX PORTFOLIO**
--------------------------------------------------------------------------------------------------------------------------
For the periods ended March 3
1998                            $1,300,924       0.25%        1.55%         0.54%        1.26%           4%         $.0169
1997                               835,889       0.25         2.03          0.54         1.74            2           .0197
1996                               630,566       0.25         2.31          0.35         2.21            3             n/a
1995                               458,012       0.25         2.69          0.35         2.59            4             n/a
1994                               424,647       0.25         2.57          0.33         2.49           23             n/a
1993                               675,484       0.25         2.75          0.35         2.65            1             n/a
1992                               470,847       0.25         2.99          0.34         2.90            1             n/a
1991                               261,165       0.25         3.56          0.32         3.49           40             n/a
1990                               192,154       0.25         3.58          0.36         3.47           10             n/a
1989                               125,714       0.25         4.03          0.39         3.89           47             n/a
1988                               105,473       0.25         3.74          0.43         3.56           77             n/a
1987                               103,468       0.23         3.29          0.44         3.08          145             n/a
1986(1)                             94,224       0.20*        4.10*         0.44*        3.86*          66             n/a
--------------------------------------------------------------------------------------------------------------------------

  *  Annualized
 ** Effective July 31, 1997, the former Class A shares were renamed Class E shares.
  + Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for the fiscal years beginning after September 1, 1995.
(1) Class E shares (formerly Class A shares) commenced operations on August 1, 1985.

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
                                                               September 1, 1998

THE TRUST

The Pillar Funds (the "Trust") is an open-end management investment company that consists of diversified and non-diversified portfolios. The Trust currently offers units of beneficial interest ("shares") in seventeen separate investment portfolios. The Trust offers shares of each portfolio through up to four separate classes of shares (Class A, Class B, Class I and Class S) which provide for variations in distribution costs, voting rights, sales loads, minimum investments, redemption fees, transfer agency fees and dividends. Except for these differences between classes, each share of each portfolio represents an undivided proportionate interest in that portfolio. This Prospectus relates to the Class A Shares and Class B Shares of the Trust's High Yield Bond Fund, Equity Index Fund and International Equity Fund (the "Funds"). Each Fund is a diversified mutual fund. Information regarding the Trust's other portfolios and the Class I Shares of the Funds is contained in separate prospectuses that may be obtained by writing the Trust's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-932-7782.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective and policies of each Fund are described below. For additional information regarding risks and permitted investments of the Funds, see "Risk Factors," "Temporary Defensive Positions" and "Description of Permitted Investments" in this Prospectus and "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information. There is no assurance that the investment objective of a Fund will be met.


THE HIGH YIELD BOND FUND
The investment objective of the Fund is to maximize total return. It currently pursues this objective by investing up to 100% of its assets in the SIMT High Yield Bond Portfolio, which has an identical investment objective.


Under normal market conditions, the SIMT High Yield Bond Portfolio will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, i.e., rated below the top four rating categories by an NRSRO at the time of purchase or, if not rated, determined to be of comparable quality by the money manager or managers chosen by SIMC (the "Money Managers"). Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default. The achievement of the Portfolio's investment objective may be more dependent on a Money Manager's own credit analysis than would be the case if the Portfolio invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Portfolio.

The SIMT High Yield Bond Portfolio may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

Any assets of the SIMT High Yield Bond Portfolio not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks, (iii) equity securities, (iv) investment grade fixed income securities, (v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (vii) forward foreign currency contracts, and (viii) Yankee obligations. In addition, the Portfolio may purchase or write options, futures and options on futures.

The Money Managers may vary the average maturity of the securities in the SIMT High Yield Bond

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------

Portfolio without limit, and there is no restriction on the maturity of any individual security.

The "Appendix" to this Prospectus sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Money Managers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The Money Managers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Portfolio.

THE EQUITY INDEX FUND

The investment objective of the Fund is to seek investment results that correspond to the S&P 500. It currently pursues this objective by investing up to 100% of its assets in the SIF S&P 500 Index Portfolio, which has an identical investment objective.

The SIF S&P 500 Index Portfolio's ability to duplicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows into and out of the Portfolio, as well as on the level of the Portfolio's expenses.

Adjustments made to accommodate cash flows will track the S&P 500 to the maximum extent practicable, and may result in brokerage expenses for the Portfolio. Over time, the correlation between the performance of the Portfolio and the S&P 500 is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500.

The Portfolio will normally invest in all of the stocks which comprise the S&P 500, except when changes are made to the S&P 500 itself. The Portfolio's policy is to fully invest in common stocks, and it is expected that cash reserves or other non-Index securities would normally be less than 10% of net assets. Accordingly, an investment in shares of the Portfolio involves risks similar to those of investing in a fund consisting of the common stocks of some or all of the companies included in the S&P 500.

The weightings of stocks in the S&P 500 are based on each stock's relative total market value, i.e., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 is currently composed of stocks of the 50 largest companies in the S&P 500, and the S&P 500 currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange.

World makes no attempt to "manage" the Portfolio in the traditional sense (i.e., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a stock from the Portfolio. However, an investment may be removed from the Portfolio if, in the judgement of World, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Portfolio from time to time because of mergers, changes in the composition of the S&P 500 and similar reasons. In certain circumstances, World may exercise discretion in determining whether to exercise warrants and rights issued in respect to portfolio securities or whether to tender portfolio securities pursuant to a tender or exchange offer.

The Portfolio may enter into stock index futures contracts to maintain adequate liquidity to meet its redemptions demands while maximizing the level of the Portfolio's assets which are tracking the performance of the S&P 500, provided that the value

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
                                                               September 1, 1998

of these contracts does not exceed 20% of the Portfolio's total assets. The Portfolio may only purchase those stock index futures contracts--such as futures contracts on the S&P 500--that are likely to closely duplicate the performance of the S&P 500. The Portfolio also can sell such futures contracts in order to close out a previously established position. The Portfolio will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

The Portfolio may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P") and/or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit or repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.

The equity securities in which the Portfolio invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs").

The Portfolio may lend up to 20% of its assets to qualified institutions for the purpose of realizing additional income, however the Portfolio has no present intention to lend its securities. The Portfolio may invest in illiquid securities. The Portfolio may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

In order to maintain liquidity during times of unusual market conditions, the Fund also may invest temporarily in cash and cash items of the kinds described under "Description of Permitted Investments."

THE INTERNATIONAL EQUITY FUND
The investment objective of the Fund is to seek capital appreciation.

The Fund will attempt to achieve its objective by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities (including securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock). The investments of the Fund will consist principally of equity securities of European and Pacific Basin countries.

The Fund will invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets, such as the United Kingdom, Germany, France, the Netherlands, Switzerland, Norway, Spain, Japan, Hong Kong, Australia, and Singapore, which are included in Morgan Stanley Capital International's Europe, Australia and Far East Index ("EAFE"). The Sub-Advisor will decide when and how much to invest in each of those markets. Investments may also be made in equities issued by companies in "developing countries" or "emerging markets," such as Taiwan, Malaysia, Indonesia, and Brazil, included in Morgan Stanley Capital International's Emerging Markets Free Index ("EMF"). Investments in the equity markets of these countries involves exposure to economic structures that are generally less diverse and mature, and whose political systems may have less stability than those of "developed countries." Subject to investment limitations stated in the Statement of Additional Information, the Fund may invest in the shares of closed-end investment companies that acquire equity securities of foreign issuers in which the Fund may invest.

It is the policy of the Fund to invest primarily in equity securities which may achieve capital appreciation by selecting companies with superior potential based on a series of macro and micro analyses. The Fund may select its investments from companies which are listed on a securities exchange or from companies whose securities have an

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

established over-the-counter market, and may make limited investments in "thinly traded" securities.

Under normal circumstances the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not fewer than three different countries. The securities the Fund purchases may not always be purchased on the principal market. For example, ADRs may be purchased if trading conditions make them more attractive than the underlying security.

The selection of the securities in which the Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to the Fund's investment objective.

Since the Fund seeks to achieve capital appreciation, it will dispose of a security, regardless of the time it has been held, to establish gains, to avoid anticipated reductions of value, or to reduce or eliminate a position in a security which is no longer believed to offer the potential for suitable gains. Portfolio turnover is expected not to exceed an annual rate of 100% under normal circumstances. Such a turnover rate may reflect substantial short-term trading and corresponding brokerage costs which the Fund must pay.

The Fund may: (i) enter into forward contracts to purchase or sell foreign currencies ("forward currency contracts"); (ii) purchase and write covered call options on foreign currencies ("currency options"); (iii) enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures"); or (iv) purchase and write covered call options on currency futures.

For active currency risk management, the Sub-Advisor employs a systematic currency hedging approach based on a technical-trend-following model.

In seeking to achieve the Fund's investment objective of capital appreciation, the Sub-Advisor will employ an approach that combines top-down country allocation and bottom-up stock selection. The Sub-Advisor will seek to identify countries where economic and political factors are likely to provide above average returns, and companies in such countries that are best positioned in their respective industries and that are attractively valued.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes during periods when the Advisor, Sub-Advisor, Money Manager or World determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market securities and may hold cash for liquidity purposes. The money market securities a Fund may invest in are described under "Description of Permitted Investments."

For temporary defensive purposes, the International Equity Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. To the extent a Fund is engaged in defensive investing, the Fund will not be pursuing its investment objective.

RISK FACTORS

HIGH YIELD SECURITIES
Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing. The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buy out activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their incidence of default on such securities. In addition, the secondary market for high yield securities, which

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                                                               September 1, 1998

is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Portfolio's Money Manager could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Portfolio may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Portfolio's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.

EQUITY SECURITIES
The value of shares will fluctuate due to the underlying securities in which a Fund invests. The market value of the convertible securities purchased by a Fund also may be affected by changes in interest rates, the credit quality of the issuer and any call provisions. In addition, investments in smaller, less well-established companies may subject a Fund to certain special risks related to, for example, limited product lines, markets or financial resources and dependence on a small management group. Such securities may trade less frequently, in smaller volumes and fluctuate more sharply in value than exchange listed securities of larger companies.

FOREIGN SECURITIES
A Fund's investments in securities of foreign issuers may subject it to risks different than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards applicable in foreign countries, the possibility of expropriation or confiscatory taxation, political instability and greater fluctuations in value due to changes in currency exchange rates. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. Moreover, the dividends payable on a Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Also, it may be more difficult to obtain a judgment in a court outside the United States. These risks could be greater in emerging markets than in more developed foreign markets because emerging markets may have less stable political environments than more developed countries.

EQUITY INDEX FUND
Neither the Equity Index Fund nor the SIF S&P 500 Index Portfolio is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, implied or expressed, to the purchasers of the Fund, Portfolio or any member of the public regarding the advisability of investing in index funds or the Fund or Portfolio or the ability of the S&P 500 Index to track general stock market performance.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESSED OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PORTFOLIO, OWNERS OF THE FUND, OWNERS OF THE PORTFOLIO, OR ANY DATA INCLUDED

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                                                                              13

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THEREIN. S&P MAKES NO EXPRESSED OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

THE FEEDER FUNDS AND THE PORTFOLIOS
Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Feeder Fund seeks to achieve its investment objective by investing up to 100% of its assets in the corresponding Portfolio, which is a separate registered investment company with identical investment objectives. The investment objective of a Feeder Fund or a Portfolio may not be changed without shareholder approval. In addition to selling beneficial interests to the Feeder Funds, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of that Portfolio's expenses. However, other investors investing in a Portfolio are not required to buy their shares at the same public offering prices as the corresponding Feeder Fund. Investors in a Feeder Fund should be aware that because of these differences, other investors in the other funds that invest in the corresponding Portfolio may obtain different returns. Such differences in returns are also present in other mutual fund structures.

Certain changes in a Portfolio's investment objective, policies or restrictions may require the corresponding Feeder Fund to redeem its investment. Any such withdrawal could result in a distribution-in-kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The distribution-in-kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund. In addition, the investment of a Feeder Fund may be withdrawn from the corresponding Portfolio at any time if the Trustees of the Trust determine that it is in the best interest of the Feeder Fund to do so.

Upon any such withdrawal, the Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of such Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund or retaining an investment advisor to manage the Feeder Fund's assets in accordance with its investment objective and policies. The performance of a Feeder Fund might be adversely affected under such circumstances and such Feeder Fund may not be able to achieve its investment objective.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The Portfolios have adopted fundamental limitations that are similar to these limitations.

A FUND MAY NOT:

1. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry; (ii) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and

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                                                               September 1, 1998

   diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

2. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations apply at the time of the purchase of a security.

It is a non-fundamental policy of each Fund to invest no more than 15% of its net assets in illiquid securities (as defined below under "Description of Permitted Investments").

Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

Summit Bank Investment Management Division, a division of Summit Bank (the "Advisor"), serves as the investment advisor to the Trust. The Advisor makes the investment decisions for the assets of the Funds, other than the Feeder Funds, and continuously reviews, supervises and administers each Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.

Summit Bank, 210 Main Street, Hackensack, New Jersey 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment professionals have, on average, over 20 years of experience in investment management. As of December 31, 1997, total assets under management were approximately $8.2 billion.

Summit Bank is a wholly-owned subsidiary of Summit Bancorp, an interstate bank holding company with approximately $30 billion in assets and 426 banking offices, predominantly in New Jersey and eastern Pennsylvania, as of December 31, 1997.

The Advisor is entitled to a fee from each Fund, which is calculated daily and paid monthly at the annual rate of the respective Fund's average daily net assets as set forth in the following table. The Advisor has voluntarily agreed to waive all or a portion of its fees to limit the total operating expenses of Class A and B Shares of each Fund to the respective levels set forth below. The Advisor reserves the right to terminate any and all fee waivers at any time in its sole discretion.

Also set forth below are the advisory fees of each Fund paid to the Advisor (shown as a percentage of average daily net assets) for the fiscal year ended December 31, 1997.

                                            Maximum Total
                                          Operating Expense
                                          After Fee Waiver    Fees Received
                            Contractual   -----------------   In Fiscal Year
                                Fee       Class A   Class B        1997
----------------------------------------------------------------------------
High Yield Bond Fund            .60%       1.50%     2.25%          N/A
Equity Index Fund               .75%       1.05%     1.80%          N/A
International Equity Fund      1.00%       1.95%     2.70%          .80%


The fees listed above for the High Yield Bond Fund and the Equity Index Fund represent the contractual fees payable to the Advisor at the feeder level only. In addition to these fees, Shareholders of the Funds will bear their pro rata portion of the respective Portfolio's advisory fees at the master level. Contractual advisory fees at the master level are discussed in "Management of the Portfolios."


Should the Trustees of the Trust determine that either the High Yield Bond Fund or the Equity Index Fund should no longer remain in a Corporate

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                                                                              15

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Master-Feeder structure, the Advisor will manage all of the investments for such
Fund(s). At that time, the Advisor would be entitled to a fee, calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the High Yield Bond Fund and/or .75% of the average daily net assets of the Equity Index Fund.


Summit Bank has also entered into a custodian agreement with the Trust, under which it provides all securities safekeeping services as required by the Funds and the Investment Company Act of 1940 (the "1940 Act"). The Trust pays Summit Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of
 .025% of the average daily net assets of the High Yield Bond and Equity Index Portfolios, respectively, and .17% of the International Equity Fund's average daily net assets.

THE SUB-ADVISOR

Vontobel USA Inc. (the "Sub-Advisor") serves as the investment sub-advisor to the International Equity Fund.

The Sub-Advisor is a wholly owned and controlled subsidiary of Vontobel Holding Ltd., a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 1997, the Sub-Advisor managed in excess of $1.9 billion. The Sub-Advisor also acts as the advisor or Sub-Advisor to other mutual funds and to three series of a Luxembourg fund organized by an affiliate of the Sub-Advisor. That fund does not accept investments from the U.S.

The address of the Sub-Advisor is 450 Park Avenue, New York, N.Y. 10022.


Mr. Fabrizio Pierallini, who is a Senior Vice President of the Sub-Advisor, is the portfolio manager of the International Equity Fund since August 31, 1998 and has been a portfolio manager at the Sub-Advisor since April 1994. He is currently in charge of portfolio management and research for the Sub-Advisor's international and emerging market equity portfolios. From 1991 to 1994, Mr. Pierallini was an Associate-Director/Portfolio Manager with Swiss Bank Corporation, New York. From 1988 to 1991, he was a Vice President/Portfolio Manager with SBC Portfolio Management, Zurich. Mr. Rajiv Jain, who is a Vice President of the Sub-Advisor, is the associate portfolio manager of the Fund. Mr. Jain joined the Sub-Advisor in November 1994 and serves as an assistant portfolio manager for the Sub- Advisor's international emerging markets equity portfolios since August 31, 1998. From 1993 to 1994, Mr. Jain worked as an analyst with Swiss Bank Corporation, New York.


The Sub-Advisor is entitled to a fee payable by the Advisor from the Advisor's fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the Fund up to and including $50 million; .45% of the average daily net assets of the Fund in excess of $50 million up to and including $150 million; and .30% of the average daily net assets of the Fund in excess of $150 million. The Sub-Advisor may, from time to time, waive a portion of its fee in order to limit the operating expenses of Class A Shares and/or Class B Shares of the Fund. The Sub-Advisor reserves the right to terminate any such fee waiver at any time in its sole discretion. For the fiscal year ended December 31, 1997, the Advisor paid Wellington Management Company, LLP, the Fund's prior sub-advisor, a sub-advisory fee of .60% of the average daily net assets of the Fund.

MANAGEMENT OF THE PORTFOLIOS

SIMT HIGH YIELD BOND PORTFOLIO
SIMC serves as investment advisor to the SIMT High Yield Bond Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC is Oaks,

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                                                               September 1, 1998

Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisors. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 345 portfolios, which investment companies have more than $99.9 billion in assets as of September 30, 1997.

SIMC operates as a "manager of managers." SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the SIMT Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Money Manager's skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to SIMT Board's review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Manager compliance with the Portfolio's investment objective, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

For these advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .4875% of the Portfolio's average daily net assets. SIMC pays the Money Managers out of its investment advisory fee.

For the fiscal year ended September 30, 1997, SIMC received an advisory fee of .4875% of the High Yield Bond Portfolio's average daily net assets.

SIMC has obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of SIMT's Board of Trustees, to retain Money Managers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its Money Managers.


BEA Associates ("BEA") currently serves as the sole Money Manager for the SIMT High Yield Bond Portfolio. SIMC pays BEA a fee based on a percentage of the average monthly market value of the portion of the assets of the High Yield Bond Portfolio managed by BEA.


SIF S&P 500 INDEX PORTFOLIO
World Asset Management ("World") serves as investment advisor to the SIF S&P 500 Index Portfolio.

World is a general partnership organized by Munder Capital Management ("MCM"), a general partnership formed in December, 1994, which engages in investment management and advisory services. As of December 31, 1997, total assets under management of World were $11.0 billion and assets under management of MCM were $37.0 billion. The principal address for World is 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan 48009.

World provides certain record keeping and management services in connection with SIF S&P 500 Index Portfolio, including monitoring the

--------------------------------------------------------------------------------
                                                                              17

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--------------------------------------------------------------------------------

indexing systems and determining which securities to purchase and sell in order to keep the SIF S&P 500 Index Portfolio in balance with its index.

For its services, World is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.03% of the average daily net assets of the SIF S&P 500 Index Portfolio. For the fiscal year ended March 31, 1997, the SIF S&P 500 Index Portfolio paid World an advisory fee of 0.03% of its average daily net assets.

THE ADMINISTRATOR


SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.


The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Fund. The Administrator has agreed to waive its fees for the High Yield Bond Fund and Equity Index Fund to the extent necessary to maintain the total operating expenses stated in the "Expense Summary."

THE TRANSFER AGENT

State Street Bank and Trust Company (the "Transfer Agent"), 225 Franklin St., Boston, Massachusetts 02110 is the Trust's transfer agent.

THE SHAREHOLDER SERVICING AGENT

Boston Financial Data Services, Two Heritage Drive, North Quincy, Massachusetts, 02171 is the Trust's dividend disbursing agent and shareholder servicing agent.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, acts as the Distributor of the Trust's shares.

The Class A Shares of the Funds are subject to a distribution plan dated February 28, 1992 ("Class A Plan"). As provided in the Distribution Agreement and the Class A Plan, the Trust will pay the Distributor a fee of .25% of the average daily net assets of each Fund's Class A Shares. The Distributor may apply this fee toward: a) compensation for its services in connection with distribution assistance or provision of shareholder services; or (b) payments to financial institutions and intermediaries such as banks (including Summit Bank), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Class A Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries.

The Board of Trustees of the Trust has approved and adopted a distribution plan dated February 20, 1997 for Class B Shares of a Fund (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Funds an annual distribution fee of
 .75% of the average daily net assets of each Fund's Class B Shares. The Distributor may apply this fee toward: (a) compensation for its services in connection with distribution assistance or provision of shareholder services; or
(b) payments to financial institutions and intermediaries such as banks (including Summit Bank), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as

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                                                               September 1, 1998

compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Additionally, the Class B Plan provides that Class B Shares are subject to a service fee at an annual rate of .25% of the average daily net assets of each Fund's Class B Shares. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. To the extent that a shareholder servicing fee is charged at the master fund level, the Distributor will waive a corresponding amount at the feeder level to limit distribution fees and service fees to a total of 1.00%.

Class A and Class B Shares of each Fund are offered to all investors. Consequently, it is possible that individuals and institutions may offer different classes of shares of a Fund to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals and institutions that are the record owner of shares of the account of their customers may impose separate fees for account services to their customers. Each Fund may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which such affiliate or the Distributor receives compensation.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of a Fund. Such promotional incentives will be offered uniformly to all dealers and predicated upon the number of shares of the Trust's portfolios sold by the dealer.

THE PORTFOLIOS
The Distributor also provides distribution services for the Portfolios' shares. No compensation is paid to the Distributor for distribution services for the SIF S&P 500 Index Portfolio. The SIMT High Yield Bond Portfolio has adopted a shareholder servicing plan for its Class A shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to SIMT's Class A shares will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

PURCHASE AND REDEMPTION OF SHARES

Alternative Sales Charge Options
You may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at your election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or
(ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each class represents a portion of a Fund's interest in a portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class A Shares and Class B Shares bear different distribution and service fees resulting from their respective sales arrangements, (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B Shareholders may

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                                                                              19

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--------------------------------------------------------------------------------

vote on any increase in distribution fees imposed on Class A Shares so long as Class B Shares convert into Class A Shares), (iii) only Class B Shares carry a conversion feature and (iv) each class has different exchange privileges.

As a result of each class's differing sales arrangements, Class A Shares are not subject to a shareholder service fee and are subject to a lower distribution fee than Class B Shares, and accordingly, Class A Shares pay higher dividends per share. The Trust adds front-end sales charges to the net asset value of Class A Shares of a Fund and, therefore, unless a sales charge waiver is available, an initial investment in Class A Shares will cost more per share than Class B Shares. Class A Shareholders therefore would own fewer shares than they would have owned if they had invested an identical sum in Class B Shares.

Sales personnel of broker-dealers distributing a Funds' shares, and other persons entitled to receive compensation for selling such shares, may receive differing compensation for selling Class A or Class B Shares.

How to Choose the Right Class of Shares
The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of investment. Investors making investments that qualify for reduced sales charges might consider Class A Shares. Investors who prefer not to pay an initial sales charges might consider Class B Shares. For more information about these sales arrangements, consult the Distributor or your investment professional who is a salesperson, financial planner, investment advisor or trust officer of an entity, other than the Distributor, that has entered into a selling Agreement with the Trust or the Distributor ("Investment Professional"). Shares may only be exchanged for shares of the same class of another Pillar portfolio. See "Exchanges."

Front-End Sales Charge -- Class A
The public offering price of Class A Shares equals the net asset value of the shares plus any applicable initial sales charge. The sales charge as a percentage of an investment decreases as the amount invested reaches the succeeding levels set forth in the following tables. The table shows the initial sales charge on Class A Shares of the Funds to a "single purchaser" (defined below), the reallowance paid to dealers and the agency commission paid to brokers (collectively, the "commission"):

EQUITY INDEX AND INTERNATIONAL EQUITY FUNDS:

                                                               Reallowance and
                                           Sales Charge as a      Brokerage
                       Sales Charge as a     Percentage of      Commission as
                         Percentage of        Net Amount        Percentage of
 Amount of Purchase     Offering Price         Invested        Offering Price
------------------------------------------------------------------------------
$0-49,999                    5.50%               5.82%              5.00%
$50,000-99,999               4.75%               4.99%              4.25%
$100,000-249,999             3.75%               3.90%              3.25%
$250,000-499,999             2.75%               2.83%              2.50%
$500,000-999,999             2.00%               2.04%              1.75%
$1,000,000 and above*        0.00%               0.00%              0.00%**

HIGH YIELD BOND FUND:

                                                               Reallowance and
                                           Sales Charge as a      Brokerage
                       Sales Charge as a     Percentage of      Commission as
                         Percentage of        Net Amount        Percentage of
 Amount of Purchase     Offering Price         Invested        Offering Price
------------------------------------------------------------------------------
$0-99,999                    4.25%               4.44%              4.00%
$100,000-249,999             3.75%               3.90%              3.50%
$250,000-499,999             2.75%               2.83%              2.50%
$500,000-999,999             2.00%               2.04%              1.75%
$1,000,000 and above*        0.00%               0.00%              0.00%**

------------------
* Purchases of $1,000,000 or more are at net asset value. However, a contingent deferred sales charge will be imposed on such investments in the event such shares are redeemed within 12 months from the date they are purchased. The contingent deferred sales charge will be imposed at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares and is payable to the Distributor. In determining whether a contingent deferred sales charge is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed.

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                                                               September 1, 1998

** There is no initial sales charge on purchases of $1,000,000 or more; however, the Distributor may pay a dealer concession and/or advance a service fee on such transactions.

The commissions shown in the table above apply to sales through financial institutions. From time to time, some financial institutions, including Summit Bank and its affiliates, may be reallowed up to the entire sales charge imposed on the purchase of Class A Shares. Firms that receive a reallowance of the entire sales charge may be considered underwriters for purposes of federal securities laws. Commission rates may vary among the Trust's portfolios.

SALES CHARGE REDUCTIONS FOR PURCHASES OF CLASS A SHARES

Right of Accumulation
A "single purchaser" (defined below) may benefit from the reduced sales charges set forth in the foregoing tables for current purchases by adding the amount of any current purchase with the market value of a Fund that the purchaser already owns. The calculation of the sales charge for the current purchase will be based on the combined amount. A single purchaser can also combine purchases of Class A Shares of different portfolios of the Trust if those portfolios are subject to a sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must identify eligible accounts at the time of purchase and provide the account number(s) of the investor and, if applicable, the investor and spouse, their minor children, as well as the ages of such children. The Trust may amend or terminate this right of accumulation at any time prior to subsequent purchases.

Letter of Intent
A single purchaser may obtain a reduced sales charge by means of a written Letter of Intent (a "Letter") that expresses the investor's intention to invest a specified amount within a 13-month period, which if invested at one time, would qualify for a reduced sales charge.

A Letter is not a binding obligation upon the investor to purchase the full amount indicated. An investor must invest, or have already invested, at least $1,000 in Class A Shares of each applicable portfolio when the Letter is submitted. Only those portfolios which are subject to a sales charge are eligible to be counted towards the amount indicated in the Letter. Five percent of the shares purchased under a Letter will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge that would have been applicable to the shares actually purchased if the investor fails to purchase the amount indicated in the Letter. In such a case, escrowed shares will be involuntarily redeemed to pay any additional sales charge. When the full amount indicated in the Letter has been purchased, the escrowed shares will be released. A Letter may include purchases of shares made within 90 days prior to the date the investor signs the Letter; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase.

Waiver of Class A Sales Charges
No sales charge is imposed on Class A Shares of a Fund: (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales arrangement with the Distributor, for their own account or for retirement plans for their employees; (iii) sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such

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purchase is for their own account; (iv) sold to present or retired employees of
Summit Bancorp, or one of its affiliates, and/or spouses of such employees; (v) sold to present employees of any entity that is a current service provider to the Trust; (vi) sold to any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks; (vii) sold to present or retired Trustees of the Trust and their immediate families; (viii) sold to present or retired Directors of Summit Bancorp or its affiliates, and their immediate families; (ix) sold to beneficial owners of Class I Shares whose interests are converted into Class A Shares; (x) purchased within 90 days of a redemption of Class A Shares of a non-money market fund (only to the amount of such redemption); or (xi) sold to 401(k) plans that have entered into service arrangements with Summit Bank, its affiliates or correspondent banks.

Deferred Sales Charges -- Class B
Class B Shares are offered at their net asset value per share. If you sell shares within six years of purchase, a contingent deferred sales charge (a "CDSC") is assessed at the rates set forth below. The CDSC is assessed on the lesser of the current market value or the initial purchase price of the shares being redeemed. As a result, no sales charge will be imposed on increases in the net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.

                CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE
                       OF DOLLAR AMOUNT SUBJECT TO CHARGE

Years Since Purchase     CDSC
-------------------------------
          1              5.50%
          2              5.00%
          3              4.00%
          4              3.00%
          5              2.00%
          6              1.00%
          7              0.00%
          8              0.00%

Aging Schedule
In determining whether a particular redemption is subject to a CDSC, it is assumed that Class B Shares are redeemed in the following order: (i) shares held for over six years or shares acquired through reinvested dividends or capital gain distributions and (ii) shares held longest during the six year period. This method should result in the lowest possible sales charge.

Purchases will age based on the trade date of purchase. For example, a purchase made on January 5 will be one year old on January 5 of the following year.

Waivers of Class B Sales Charges
The CDSC is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a Shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a Shareholder who has attained the age of 70 1/2. In addition, Shareholders who automatically reinvest their dividends and distributions may redeem up to 10% of the value of their shares each year without imposition of the CDSC. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption that the Shareholder is eligible for any such waiver.

The CDSC is also waived on redemptions of shares held by Trustees, employees and sales representatives of the Trust, the Distributor, or affiliates of the Trust or the Distributor, and their immediate family members; employees of any financial institution that sells shares of the Trust pursuant to a sales agreement with the Distributor; and spouses and children under the age of 21 of the aforementioned persons. Also, no CDSC will be imposed on the redemption of shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or any other financial institution, to the extent that no

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22

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                                                               September 1, 1998

payments were advanced for purchases made through such entities.

Additionally, shareholders of any mutual fund not affiliated with the Trust who have paid a sales charge in that mutual fund may purchase Class B Shares of the Trust, in an amount equal to the proceeds of the redemption of such unaffiliated shares, by submitting such proceeds to the Distributor together with evidence of the payment of a sales charge and the source of such proceeds. Purchases must take place within 30 days of the redemption of the unaffiliated shares. Class B Shares issued pursuant to this offer will not be subject to a CDSC.

Automatic Conversion of Class B Shares
Class B Shares of the Fund will automatically convert into Class A Shares of that Fund without a sales charge after eight years from the acquisition of the Class B Shares. The conversion will take place at the respective net asset values of each of the classes. At that time the Shares will no longer be subject to the higher distribution and service fees. When Class B Shares of a Fund convert, any other Class B Shares that were acquired by the reinvestment of dividends and distributions attributable to such Shares will also convert into Class A Shares. Conversions are not taxable events to Shareholders.

How to Purchase Shares
Shares may be purchased directly from the Fund's Distributor or through an investment professional of a securities broker or other financial institution, such as Summit Bank, that has entered into a selling agreement with the Trust or the Distributor. Shares of each Fund are sold on a continuous basis and may be purchased on any business day that the New York Stock Exchange is open for trading (a "Business Day").

A purchase order for shares of a Fund will be executed at a per share price equal to the net asset value next determined after the purchase order is effective (plus any applicable sales charge in the case of Class A Shares of a Fund) (the "offering price").

The net asset value per share of each class of a Fund is determined by dividing the total value of its investments and other assets that are allocated to that class, less any liabilities that are allocated to that class, by the class's total outstanding shares. Although the methodology and procedures are identical, the net asset value per share of classes within a Fund may differ because of the classes' different distribution and shareholder service expenses.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust, a Fund or its Shareholders to accept such order. Investment Strategy Account Agreement customers (Qualified Customers) should call the Transfer Agent for information regarding requirements for purchase and redemption orders.

A purchase order for a Fund will be effective as of the Business Day received by the Distributor (or Authorized Broker-Dealer) if the Distributor (or Authorized Broker-Dealer) receives the order and payment before the Fund calculates its net asset value (normally, 4:00 p.m., Eastern time). All other purchase orders accompanied by payment, except those of certain types of investors as described below, will be effective the next Business Day. Certain institutional investors and financial institutions, such as Summit Bank, that have entered into a settlement agreement with the Distributor, may make payment in federal funds for purchases of a Fund to the Distributor by 12:00 noon, Eastern time, the Business Day following the effective date of the trade. A purchase order may be canceled if the Distributor does not receive federal funds before 12:00 noon, Eastern time, the next Business Day.

The net asset value per share of a Fund is determined as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) each Business Day. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. A Fund may use a pricing service to provide market

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                                                                              23

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quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security.

Purchases Through Investment Professionals
A customer who purchases shares of a Fund through an Investment Professional should contact that Investment Professional for information about purchasing shares. Investment Professionals may charge fees for their services that are in addition to, and unrelated to, the fees and expenses charged by a Fund. In addition, the Trust has approved Authorized Broker-Dealers to act as the Funds' agent for the purpose of accepting purchase orders. A Fund will be deemed to have received a purchase order upon receipt of the order by an Authorized Broker-Dealer. Other Investment Professionals may impose an earlier cut-off time for receipt of purchase orders directed through them to allow time for processing and transmittal of these orders to the Distributor for effectiveness the same day. In addition, state securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

Investment Requirements
The minimum initial investment is $1,000; however, the minimum initial investment may be waived at the Distributor's discretion. All subsequent investments must be at least $100. For investments made through the Automatic Investment Plan, the minimum initial and subsequent investments must be at least $50. All purchases made by check must be in U.S. dollars and made payable to "The Pillar Funds," or in the case of a retirement account, to either the Custodian or the retirement plan trustee. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check or Automatic Clearing House ("ACH") transfer, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 10 Business Days. If the check does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

No certificates representing shares will be issued. Customers must specify whether they intend to purchase Class A or Class B Shares at the time of investment. If a selection is not made, the investment will be made in Class A Shares.

INVESTING DIRECTLY

Investing by Mail
Investors may purchase shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) to:

                                The Pillar Funds
                                 P.O. Box 8523
                             Boston, MA 02266-8523

The following address may be used for overnight delivery:

                                The Pillar Funds
                       c/o Boston Financial Data Services
                               Two Heritage Drive
                          North Quincy, MA 02171-2144

Investors may obtain Account Application forms by calling the Distributor at 1-800-932-7782.

Investing by Telephone
Purchases may be made to an existing account by calling the Distributor at 1-800-932-7782. While telephone transaction privileges are automatic, Shareholders may specifically request that no telephone transactions be accepted for their account(s). This election may be made on the Account Application form at the time of purchase or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

By Wire: Shareholders must call the Distributor before wiring funds. Federal funds should be wired to:

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24

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                                                               September 1, 1998

      State Street Bank and Trust Company
      ABA #011000028
      For Credit to DDA Account #9905-150-0
      For Further Credit To Account # (insert account number, Shareholder name, and control number assigned by the Distributor)

The Trust does not impose a fee for purchase wire transactions, although the Shareholder's financial institution may charge a fee for this service.

Shares cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

Orders will not be executed until payment has been received by the Distributor.

By ACH: This service allows the purchase of additional shares through an electronic transfer of money from a checking or savings account. When an additional purchase is made by telephone, the Transfer Agent will automatically debit the pre-designated bank account for the desired amount. Shareholders may call 1-800-932-7782 to request an Optional Services Form to establish this option.

By Automatic Investment Plan: A Shareholder may also arrange for periodic additional investments in the Funds through automatic deductions by ACH transfer by completing an Optional Services Form. The minimum pre-authorized investment amount is $50. Customers may call 1-800-932-7782 to request an Optional Services Form to establish an Automatic Investment Plan.

Any employee of Summit Bancorp or any of its affiliates who elects to participate in the Trust's Automatic Investment Plan for the purchase of Class A Shares of any of the Trust's portfolios, excluding the money market funds, through an investment counselor of Summit Bank's Financial Services Group will receive $50 worth of shares of the portfolio of the Trust selected by the investor. The offer is subject to the following additional conditions: (i) limited to one payment per household and to one payment in the case of joint accounts; (ii) Summit Bank must furnish to the Distributor the names and addresses of each purchaser; and (iii) the offer may be terminated (as to persons who have not yet purchased shares at the time of termination) at any time by the Distributor without prior notice. The Distributor will not be reimbursed by the Trust for any payment made pursuant to this offer.

Retirement Plans
A Fund may be used as part of a retirement portfolio. Investors can establish their account under one of several tax-sheltered plans. Investors should contact their Investment Professional or the Distributor at 1-800-932-7782 for details regarding an IRA or other retirement plan.

How to Exchange Shares
Each portfolio of the Trust, other than the U.S. Treasury Securities Plus Money Market Fund, (collectively, the "Eligible Funds") is eligible for exchange with any other Eligible Fund.

Class A Shares of an Eligible Fund may be exchanged only for Class A Shares of another Eligible Fund, usually without paying an additional sales charge. However, exchanges from Class A Shares of an Eligible money market Fund, which were purchased directly, to Class A Shares of an Eligible non-money market Fund are made at net asset value plus the appropriate sales load for that Eligible non-money market Fund.

Class B Shares of one Eligible Fund may be exchanged only for Class B Shares of another Eligible Fund. Exchanges are made at relative net asset value per share without the imposition at that time of a CDSC. For purposes of determining the "age" of exchanged shares, exchanges will be treated as a transaction involving a redemption of the original Eligible Fund followed by a purchase of the new Eligible Fund and shares will be exchanged in the same order as determined by the aging hierarchy above (See "Aging Schedule"). The aging of Class B

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                                                                              25

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Shares will continue uninterrupted regardless of an exchange.

If an exchange request is received in good order by the Transfer Agent by 4:00 p.m., Eastern time, on any Business Day, the exchange usually will occur on that day. Exchanges are regarded as sales for federal and state income tax purposes and could result in a gain or loss depending on the original cost of the shares exchanged.

To exchange shares, several conditions must be met:

1. After the exchange is complete, the Shareholder must have at least $1,000 (the minimum account balance) in the new Eligible Fund.

2. Shares of Eligible Funds can only be exchanged between accounts with identical registrations and tax identification numbers.

3. Shares in the original Eligible Fund must be held at least 10 Business Days before an exchange can be made. Shares can be exchanged on any Business Day.

4. Shares of the new Eligible Fund selected for exchange must be available for sale in the Shareholder's state of residence.

5. Shareholders should read the prospectus for the new Eligible Fund prior to initiating an exchange.

6. The prospectuses of both Eligible Funds involved in the exchange must offer the exchange privilege.

By Mail:   An exchange will be honored by a written letter of request to the
Transfer Agent if signed by all registered owners of the account.

By Telephone:   Telephone exchange requests may be made by Shareholders either calling the Transfer Agent at 1-800-932-7782 or contacting their Investment Professional. See "Investing Directly -- Investing by Telephone" above for a description of telephone transaction privileges.

Systematic Exchange Program
Shares of a Fund also may be exchanged through automatic monthly deductions from an investor's account for the same class of shares of another Eligible Fund. Under the Systematic Exchange Program, an investor initially purchases Class A or Class B Shares of the Prime Obligation Money Market Fund in an amount equal to the total amount of the investment the investor desires to make in the same class of shares of an Eligible Fund. On a monthly basis, a specified dollar amount of Prime Obligation Money Market Fund shares is exchanged for shares of the same class of a specified Eligible Fund. Exchange of Class A Shares will be subject to the applicable sales charge imposed by the Eligible Fund and, accordingly, it may be beneficial for an investor to execute a Letter in connection with a Class A Shares Systematic Exchange Program. Exchanges of Class B Shares are not subject to a CDSC. The Systematic Exchange Program of investing a fixed dollar amount at regular intervals over time in an Eligible Fund may have the effect of reducing the average cost per share of the shares of the Eligible Fund acquired. This effect may also be achieved through the Trust's Automatic Investment Plan, which is described above. A Shareholder may apply for participation in the Systematic Exchange Program through the Distributor or his or her Investment Professional. Shares purchased through the Systematic Exchange Program are subject to the conditions listed under "How to Exchange Shares," however, such shares are not subject to the Trust's minimum investment limitations. Exchanges are considered taxable events for Shareholders. If a Shareholder redeems, rather than exchanges, Class B Shares of the Prime Obligation Money Market Fund, such shares will be subject to the applicable CDSC.

How to Redeem Shares
Shares may be redeemed on any Business Day directly from the Transfer Agent or through an Investment Professional. Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price less any applicable CDSC. In such

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                                                               September 1, 1998

cases, an investor may incur brokerage costs in converting such securities to cash.

When purchases are made by check or by ACH transfer, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 10 Business Days. Payment to Shareholders for shares redeemed will be made as promptly as possible, and in any event, within seven days after the Transfer Agent receives the redemption request in good order. A Shareholder may request that the redemption proceeds are paid by check, by federal funds wire or by ACH transfer.

A redemption order for shares of a Fund will be executed at a price per share equal to the net asset value next determined after receipt of the redemption order by the Transfer Agent (minus any applicable CDSC).

A redemption order for a Fund will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order before the Fund calculates its net asset value (normally, 4:00 p.m., Eastern time). Requests received after the Fund calculates its net asset value will be effective on the next Business Day.

Redemptions Through Investment Professionals
Shareholders should contact their Investment Professional for information about redeeming shares of a Fund and any charges for services provided by the Investment Professional. In addition, the Trust has approved Authorized Broker-Dealers to act as the Funds' agent for the purpose of accepting redemption requests. A Fund will be deemed to have received a redemption request upon receipt of the request by an Authorized Broker-Dealer. Other Investment Professionals may impose an earlier cut-off time for receipt of redemption orders directed through them to allow time for processing and transmittal of these orders to the Transfer Agent for effectiveness the same Business Day.

By Mail: Shareholders may redeem shares of a Fund by mailing a letter of instruction signed by all registered owners exactly as their names appear in the registration to:

                                The Pillar Funds
                                 P.O. Box 8523
                             Boston, MA 02266-8523

The following address may be used for overnight delivery:

                                The Pillar Funds
                       c/o Boston Financial Data Services
                               Two Heritage Drive
                          North Quincy, MA 02171-2144

A signature guarantee is required if any of the following conditions apply: (i) the redemption is for more than $10,000 worth of shares, (ii) the redemption check is payable to other than the Shareholder(s) of record, (iii) the redemption check is mailed to other than the Shareholder(s) address of record, or (iv) the redemption proceeds are to be forwarded by federal funds wire or ACH transfer to a financial institution not pre-designated on the account. A signature guarantee can be obtained from a commercial bank, a trust company, a member firm of a domestic stock exchange or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the Shareholders, the Trust and its agents from fraud.

To determine if any additional documentation may be required to consider a redemption request in good order, Shareholders should contact their Investment Professional or the Transfer Agent.

By Telephone: To redeem shares by telephone, Shareholders should call the Transfer Agent at 1-800-932-7782. See "Investing Directly -- Investing by Telephone" above for a description of telephone transaction privileges. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable

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                                                                              27

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procedures to confirm that instructions communicated by telephone are genuine.
If market conditions are extraordinarily active, or other extraordinary circumstances exist, Shareholders who experience difficulties placing redemption orders by telephone may wish to consider placing the redemption order by other means.

By Check: Shares may be redeemed by check to the address of record for most requests under $10,000. Requests received by the Transfer Agent by 4:00 p.m., Eastern time, will be processed that Business Day, and the check will be mailed the following Business Day. For more information, call the Transfer Agent at 1-800-932-7782.

By Wire: Shares may be redeemed by federal funds wire and sent to a pre-designated bank account. Shareholders may call 1-800-932-7782 to request an Optional Services Form to establish this option.

A wire will be sent the Business Day after the redemption request is effective.

The Trust reserves the right to assess a wire redemption charge, currently $10.00, for this transaction, which will be deducted from the redemption proceeds. The Shareholder's receiving financial institution may also impose a fee.

By ACH: Shares may be redeemed by ACH transfer and sent to a pre-designated financial institution account. Shareholders may call 1-800-932-7782 to request an Optional Services Form to establish this option. ACH transfers of redemption proceeds may take up to two Business Days to credit to the Shareholder's financial institution.

The Trust does not charge for ACH transfers, but the Shareholder's receiving financial institution may charge for this service.

By Systematic Withdrawal Plan: Shareholders with an account value of at least $2,000 may elect to receive automatic distributions of $50 or more by establishing a Systematic Withdrawal Plan. Distributions can be received either by check or ACH transfer on a monthly, quarterly, semi-annual or annual basis. To participate in a Systematic Withdrawal Plan, Shareholders must elect to have all dividends reinvested in additional shares.

Shareholders who have attained the age of 70 1/2 may want to establish a Systematic Withdrawal Plan as a convenient means to satisfy mandatory distribution requirements from a retirement plan.

It is not generally in the best interest of a Shareholder to participate in a Systematic Withdrawal Plan at the same time that he or she is purchasing additional Class A Shares if those purchases are subject to a sales load. In addition, it may not be in the best interest of a Class B Shareholder to participate in a Systematic Withdrawal Plan when Class B Shares are subject to a CDSC.

Shareholders may obtain an Optional Services Form to establish a Systematic Withdrawal Plan by calling the Transfer Agent at 1-800-932-7782.

Minimum Balance Requirements
Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem (with the exception of a retirement account) the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in that Fund has a value of less than $1,000, the minimum initial purchase amount. Before a Fund exercises its right to redeem such shares and sends the proceeds to the Shareholder, the Shareholder will be given 60 days' notice to reestablish the minimum balance. If the balance does not increase within 60 days, the account may be closed and the proceeds mailed to the address of record. Shares will be redeemed at the last calculated net asset value on the day the account is closed.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

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                                                               September 1, 1998

PERFORMANCE

Computation of Yield
The High Yield Bond Fund may advertise yield and total return (described below). The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

Computation of Total Return
Each Fund may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Fund may periodically compare its performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk adjusted performance. A Fund may use long-term performance of the capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Each Feeder Fund may advertise the performance of its corresponding Portfolio adjusted to reflect operating expenses at the feeder level. The performance data for the SIMT High Yield Bond Portfolio and SIF S&P 500 Index Portfolio will be adjusted to reflect estimated operating expenses of .40% and .55%, respectively. Investment performance reflects voluntary fee waivers and reimbursements currently in effect. In the absence or reduction of current fee waivers or reimbursements, total return would be reduced.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other investment portfolios. Each Fund

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                                                                              29

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intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

Tax Status of Distributions
Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the dividends-received deduction otherwise available to corporate shareholders. Any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be distributed annually and will be treated as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Fund (such designation being dependent upon the holding period of the Fund in the underlying asset generating the net capital gain), regardless of how long the Shareholder has held the Fund's shares. Capital gains distributions also will not qualify for the dividends-received deduction. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in these months will be deemed to have been paid by the Fund and received by the Shareholders on December 31 if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

Generally, gain or loss on the sale, exchange or redemption of a share will be a capital gain or loss which will be long-term if the share has been held for more than eighteen months, mid-term if the share has been held for more than twelve, but not more than eighteen months and otherwise will be short-term. However, if a Shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed capital gains of the Fund with respect to such share are included in determining the Shareholder's long-term capital gains), the Shareholder must treat the loss as a long-term capital loss from the sale or exchange of a capital asset held for more than twelve months to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund which have been included in determining such Shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). Investors should particularly note that this loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Income derived by a Fund from obligations of foreign issuers may be subject to foreign withholding taxes. The Funds, other than the International Equity Fund, will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes. See the Statement of Additional Information for information regarding a Shareholder's ability to receive foreign tax credits with respect to any such taxes.

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30

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                                                               September 1, 1998

GENERAL INFORMATION

The Trust
The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Funds, the Trust currently consists of the U.S. Treasury Securities Plus Money Market Fund, Institutional Select Money Market Fund, U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Intermediate-Term Government Securities Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Mid Cap Fund and Balanced Fund. Shares of the portfolios are offered through up to four separate classes of shares (Class A, B, I and S). All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

Each Fund pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, registering the shares under federal laws and filing with state securities commissions, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The Advisor, in addition to providing investment advice to the Trust, provides investment advice to other clients. Some of these clients' funds are managed under an asset allocation program and may be invested in the Funds. From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since portfolios that experience redemptions as a result of reallocations may have to sell portfolio securities and because portfolios that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation program.

SIMT and SIF are organized as Massachusetts business trusts. The Trustees believe that neither the High Yield Bond Fund nor the Equity Index Fund will be adversely affected by reason of investing in the corresponding Portfolio.

Trustees of the Trust
The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

A discussion of the Trust's Trustees and officers appears in the Statement of Additional Information. A discussion of SIMT's and SIF's Trustees and officers also appears in the Statement of Additional Information.

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                                                                              31

Voting Rights
Each share held entitles a Shareholder of record to one vote. The Shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

In the case of the High Yield Bond and Equity Index Funds, whenever a vote is required on matters pertaining to the SIMT High Yield Bond Portfolio or SIF S&P 500 Index Portfolio, respectively, the Trust will either (a) seek instructions from the appropriate Fund's Shareholders with regard to the voting of the proxies and vote such proxies only in accordance with such instructions; or (b) vote the shares held by it in the same proportion as the vote of all the other shareholders of the particular Portfolio. In either instance, other investors in a Portfolio could control the results of voting at the Portfolio level.

Reporting
The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 8523, Boston, MA 02266-8523.

Dividends
Shareholders automatically receive all income dividends and capital gain distributions in additional Class A Shares or Class B Shares, as appropriate, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

Dividends and distributions of each Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The amount of dividends payable on Class A Shares and Class B Shares will be less than the dividends payable on Class I Shares because of the distribution expenses charged to Class A and Class B Shares.

Substantially all of the net investment income (not including capital gain) of:
(i) the High Yield Bond Fund is declared and paid monthly; (ii) the Equity Index Fund is declared and paid quarterly; and (iii) the International Equity Fund is declared and distributed annually, as a dividend to Shareholders of record.

Counsel and Independent Public Accountants
Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


As stated under "The Advisor," Summit Bank acts as custodian for the Trust. First Union National Bank, acts as wire agent and custodian for the SIMT High Yield Bond Portfolio. Comerica Bank acts as custodian for the SIF S&P 500 Index Portfolio.


The respective custodians hold cash, securities and other assets of the Funds or Portfolios for which they act as custodian as required by the 1940 Act.

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                                                               September 1, 1998


DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain permitted investments and associated risk factors for the various Funds (and the Portfolios). Unless otherwise indicated, policies that relate to "a Fund," or "all Funds" also relate to the SIMT High Yield Bond Portfolio and policies that relate to "a Fund," "the Equity Fund," or "all Funds" also relate to the SIF S&P 500 Index Portfolio.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

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                                                                              33

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BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DERIVATIVES--Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only class ("IOs") and principal-only class ("POs")), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), and privately issued stripped securities (e.g., TGRs, TRs and CATs). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

EQUITY SECURITIES--Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate.

FIXED INCOME SECURITIES--Fixed income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FORWARD FOREIGN CURRENCY CONTRACTS--The High Yield Bond Fund and the International Equity Fund may conduct foreign currency exchange transactions on a spot (i.e., cash)

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                                                               September 1, 1998


basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts, along with futures contracts and option transactions, are considered to be derivative securities and may present special risks. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's long-term investment strategies. However, the Advisor, Sub-Advisor and Money Manager believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interest of the Fund will be served.

The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. When the Advisor, Sub-Advisor and/or Money Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions. Generally, a Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. If a Fund enters into forward currency contracts to cover activities which are essentially speculative, the Fund will segregate cash and/or readily marketable securities with its Custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Fund's commitment with respect to such contracts.

To assure that a Fund's foreign currency contracts are not used for leverage, the net amount the Fund may invest in forward currency contracts is limited to the amount of the Fund's aggregate investments in foreign currencies.

By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--A Fund may enter into contracts for the purchase or sale of securities, including index contracts or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract on securities or currency is sold, a Fund incurs a contractual

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obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. A
Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options.

A Fund may also purchase and write options to buy or sell futures contracts. A Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

When a Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. In addition, a Fund will segregate liquid assets and/or cash in an amount equal to its obligations under such contract. A Fund will enter into such futures and options on futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges.

Options and futures can be volatile investments and involve certain risks. If the Advisor, Sub-Advisor, Money Manager and/or World applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Not more than 15% of the net assets of a Fund will be invested in such instruments. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security. Restricted securities, including Rule 144A securities, that meet the criteria established by the Trustees of the Trust will be considered liquid.

INVESTMENT COMPANIES--The International Equity Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act.

The Fund does not intend to invest in other investment companies unless, in the judgment of the Sub-Advisor, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees.

JUNK BONDS--Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to

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                                                               September 1, 1998

changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Throughout the year ended September 30, 1997, the SIMT High Yield Bond Portfolio invested in securities that are rated below investment grade. The following is the Portfolio's allocation of bond ratings for the period as rated by Standard &
Poor's:

AAA.......................       0%
BBB.......................    0.52%
BB........................   13.63%
B.........................   73.62%
CCC.......................    3.34%
Unrated...................    8.89%
                            -------
   Total:.................  100.00%
                            =======

MONEY MARKET SECURITIES--Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor, Sub-Advisor, Money Manager and/or World to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. The Portfolios may also invest in additional money market securities issued by foreign banks and corporations.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-backed securities may not be an effective means of locking in long-term interest rates for a Fund.


Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities value, which is likely to vary inversely with fluctuations in interest rates.


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

--------------------------------------------------------------------------------

Private Pass-Through Securities:   These are mortgage-backed securities issued
by a non-governmental entity, such as a trust. These securities include CMOs and REMICs that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:   CMOs are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.


REMICs:   A REMIC is a CMO that qualifies for special tax treatment under the
Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residential" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issues by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHMLC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.


Parallel Pay Securities; PAC Bonds:   Parallel pay CMOs and REMICs are
structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REITs:   REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Stripped Mortgage-Backed Securities ("SMBs"):   SMBs are usually structured with
two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an IO, while the other class may receive all of the principal payments and is thus termed the PO. The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities and can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors:   Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated

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                                                               September 1, 1998


average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS--A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund pays a premium for purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield or total return on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

Call options on securities or foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying security or foreign currency. With respect to put options on securities or foreign currency written by a Fund, the Fund will establish a segregated account
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                                                                              39

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with its custodian bank consisting of liquid assets and/or cash in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing liquid assets and/or cash with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS--Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements are agreements by which a Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the
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40

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                                                               September 1, 1998

price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be considered to be borrowings by a Fund under the 1940 Act.

SECURITIES LENDING--In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 102% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. A Fund pays lending and other fees in connection with securities loans.

SECURITIES OF FOREIGN AND EMERGING MARKET ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments, the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. Also it may be more difficult to obtain a judgment in a court outside the United States.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to a Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. A Fund will limit standby

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                                                                              41

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commitment or put transactions to institutions believed to present minimal credit risk.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain with the Custodian a separate account with liquid assets and/or cash in an amount at least equal to these commitments. The interest rate realized, if any, on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities may be subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems such action appropriate.

One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-

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42

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                                                               September 1, 1998

backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to Shareholders, to the extent that Shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accreted interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupons, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals.

--------------------------------------------------------------------------------
                                                                              43

                                    APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of that generic rating category.

Standard & Poor's Ratings Group's corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on a obligation are jeopardized.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     PRIME-1 - Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o  Leading market positions in well-established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having significant speculative characteristics for timely payment.

     C - This rating is assigned to short-term debt obligations that is currently vulnerable to nonpayment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                The Pillar Funds
                              Class A and B Shares

                              High Yield Bond Fund
                                Equity Index Fund
                            International Equity Fund


                                    Advisor:
                                     [LOGO]

                                  Distributor:
                        SEI Investments Distribution Co.
                            Oaks, Pennsylvania 19456
                                 1-800-932-7782

                                The Pillar Funds
                           Your Investment Foundation




                                   PROSPECTUS


                                 Class I Shares

                                September 1, 1998

Table of Contents

Summary ...................................................................    2

Expense Summary ...........................................................    3

Financial Highlights ......................................................    5

The Trust .................................................................    7

Investment Objectives and Policies ........................................    7

Risk Factors ..............................................................   10

Investment Limitations ....................................................   12

The Advisor ...............................................................   13

The Sub-Advisor ...........................................................   14

Management of the Portfolios ..............................................   14

The Administrator .........................................................   16

The Transfer Agent ........................................................   16

The Shareholder Servicing Agent ...........................................   16

The Distributor ...........................................................   16

Purchase and Redemption of Shares .........................................   17

Performance ...............................................................   18

Taxes .....................................................................   19

General Information .......................................................   20

Description of Permitted Investments ......................................   22

Appendix ..................................................................  A-1




The Pillar Funds and Pillar are registered service marks of Summit Bank. Your Investment Foundation and the stylized "P" logo are service marks of Summit Bank. Reach Higher, Summit, Summit Bancorp and Summit Financial Services Group are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp. Corporate Master-Feeder is a registered trademark of SEI Investments Company.

--------------------------------------------------------------------------------
                                                               September 1, 1998

THE PILLAR FUNDS

CLASS I SHARES

Investment Advisor:
SUMMIT BANK INVESTMENT MANAGEMENT DIVISION,
A DIVISION OF SUMMIT BANK

THE PILLAR FUNDS (the "Trust") consists of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the Class I Shares of the following funds (the "Funds"):
                           o HIGH YIELD BOND FUND
                           o EQUITY INDEX FUND
                           o INTERNATIONAL EQUITY FUND

The Trust's Class I Shares are offered without distribution fees to: (i) institutional investors (including Summit Bank, its affiliates and correspondent banks) for the investment of their own funds; (ii) any individual or institution (including Summit Bank, its affiliates and correspondent banks) for the investment of funds held by such individual or institution in a fiduciary, agency, custodial or other representative capacity, if such individual or institution is able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity; and (iii) any "qualified customer" who has entered into an agreement with Summit Bank, its affiliates or correspondent banks ("Qualified Customers"). Investors who own Class I Shares of a Fund are referred to herein as "Shareholders."

The High Yield Bond Fund currently seeks to achieve its objective of maximizing total return by investing up to 100% of its assets in the High Yield Bond Portfolio (the "SIMT High Yield Bond Portfolio"), a separate series of SEI Institutional Managed Trust ("SIMT"), an open-end management investment company advised by SEI Investments Management Corporation ("SIMC"), with an investment objective identical to, and investment policies and limitations substantially similar to, those of the High Yield Bond Fund. The performance of the High Yield Bond Fund, therefore, will be directly related to the performance of the SIMT High Yield Bond Portfolio.

The SIMT High Yield Bond Portfolio invests primarily, and may invest all of its assets, in lower rated bonds, commonly referred to as "junk bonds." These securities are speculative and are subject to greater risk of loss of principal and interest than are investments in higher rated bonds. Because investment in such securities entails greater risks, including risk of default, an investment in the High Yield Bond Fund should not constitute a complete investment program and may not be appropriate for all investors. Investors should carefully consider the risks posed by an investment in the High Yield Bond Fund before investing. See "Risk Factors -- High Yield Securities" and the "Appendix."

The Equity Index Fund currently seeks to achieve its objective of maximizing total return by investing up to 100% of its assets in the S&P 500 Index Portfolio (the "SIF S&P 500 Index Portfolio"), a separate series of SEI Index Funds, an open-end management investment company advised by World Asset Management ("World"), with an investment objective identical to, and investment policies and limitations substantially similar to, those of the Equity Index Fund. The performance of the Equity Index Fund, therefore, will be directly related to the performance of the SIF S&P 500 Index Portfolio.

------------------------------------------------------------------------
|    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR         |
|    INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING            |
|    SUMMIT BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE        |
|    OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION         |
|    (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.         |
-------------------------------------------------------------------------

Amounts invested in the Funds are subject to investment risks, including possible loss of the principal amount invested.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated September 1, 1998 has been filed with the Securities and Exchange Commission and is available without charge by writing to the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

September 1, 1998

--------------------------------------------------------------------------------
                                                                               1

--------------------------------------------------------------------------------

Summary

The Pillar Funds (the "Trust") consists of open-end management investment companies which provide a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class I Shares of the Trust's High Yield Bond Fund, Equity Index Fund and International Equity Fund (the "Funds").

WHAT ARE THE INVESTMENT OBJECTIVES?

The High Yield Bond Fund seeks to maximize total return. The Equity Index Fund seeks investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The International Equity Fund seeks to achieve capital appreciation.

There is no assurance that a Fund will meet its investment objective. See "Investment Objectives and Policies."

WHAT ARE THE PERMITTED INVESTMENTS?

The High Yield Bond Fund will invest up to 100% of its assets in the SIMT High Yield Bond Portfolio, which in turn, will invest at least 65% of its total assets in fixed income securities that are below investment grade, i.e., rated below the top four ratings categories by a nationally recognized statistical ratings organization (an "NRSRO"), or, if not rated, determined to be of comparable quality by the Money Managers (defined below). The Equity Index Fund will invest up to 100% of its assets in the SIF S&P 500 Index Portfolio which, in turn, will invest substantially in common stocks included in the S&P 500. The International Equity Fund will invest primarily in equity securities (which include securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock) of issuers located in Europe and the Pacific Basin.


ARE THERE ADDITIONAL RISK FACTORS FOR THE HIGH YIELD BOND AND EQUITY INDEX FUNDS? The High Yield Bond Fund and the Equity Index Fund (the "Feeder Funds") are currently "feeder funds" in separate Corporate Master-Feeder structures. That is, the High Yield Bond Fund and the Equity Index Fund each invests in another open-end management investment company and hold as their only investment securities, shares of a single "master" fund, in this case the SIMT High Yield Bond Portfolio and the SIF S&P 500 Index Portfolio (together, the "Portfolios"), respectively. See "Investment Objectives and Policies," "Temporary Defensive Positions," "Risk Factors" and "Description of Permitted Investments."


WHO ARE THE ADVISOR AND SUB-ADVISOR? Summit Bank Investment Management Division, a division of Summit Bank, serves as the advisor (the "Advisor") to the Trust. Vontobel USA Inc. serves as the sub-advisor (the "Sub-Advisor") to the International Equity Fund. With respect to the High Yield Bond and Equity Index Funds, the Advisor invests in a "master" fund, cash and other non-investment securities and monitors the performance of SIMC and World as the advisors of the SIMT High Yield Bond and SIF S&P 500 Index Portfolios, respectively. See "The Advisor," "The Sub-Advisor" and "Management of the Portfolios."

WHO IS THE ADMINISTRATOR? SEI Investments Mutual Funds Services serves as the administrator (the "Administrator") of the Trust. See "The Administrator."

WHO IS THE TRANSFER AGENT? State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Trust. See "The Transfer Agent."

WHO IS THE SHAREHOLDER SERVICING AND DIVIDEND DISBURSING AGENT? Boston Financial Data Services is the Trust's dividend disbursing agent and shareholder servicing agent. See "The Shareholder Servicing Agent."

WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. acts as distributor (the "Distributor") of the Trust's shares. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES?

Purchases and redemptions of a Fund's shares may be made through the Distributor on any "Business Day." A "Business Day" is any day that the New York Stock Exchange is open for trading. A purchase order for a Fund will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment in federal funds before the time the Fund calculates its net asset value (normally, 4:00 p.m., Eastern time). Redemption orders must be placed prior to the time the Fund calculates its net asset value (normally, 4:00 p.m., Eastern time), on any Business Day for the order to be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. The Trust has also authorized certain broker-dealers and other financial intermediaries (collectively, "Authorized Broker-Dealers") to accept purchase orders and redemption requests up to the times mentioned above on behalf of the Funds. See "Purchase and Redemption of Shares."

HOW ARE DIVIDENDS PAID?

Substantially all of the net investment income (exclusive of capital gains) of the: (i) High Yield Bond Fund is declared and paid monthly as a dividend; (ii) Equity Index Fund is declared and paid quarterly; and (iii) International Equity Fund is declared and distributed annually, in the form of dividends to Shareholders.

Any capital gains will be distributed at least annually. Dividends are paid in additional shares, unless the Shareholder has elected to take the payments in cash. See "Dividends."

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                                                               September 1, 1998

Expense Summary

HIGH YIELD BOND FUND AND EQUITY INDEX FUND
CLASS I SHARES

SHAREHOLDER TRANSACTION EXPENSES

                                                                     HIGH            EQUITY
                                                                  YIELD BOND         INDEX
                                                                     FUND             FUND
-------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)                                   None             None
Maximum Sales Load on Reinvested Dividends
(as a percentage of offering price)                                   None             None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or redemption
proceeds, as applicable)                                              None             None
Wire Redemption Fee                                                 $   10           $   10
Exchange Fee                                                          None             None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

                                                                      AGGREGATE FEES AT
                                                                  MASTER AND FEEDER LEVELS
                                                                  -------------------------
                                                                     HIGH            EQUITY
                                                                  YIELD BOND         INDEX
                                                                     FUND             FUND

-------------------------------------------------------------------------------------------
Advisory Fees (after waivers)(1)                                     0.86%            0.34%
Other Expenses (after waivers) (2)                                   0.39%            0.46%
-------------------------------------------------------------------------------------------
Total Operating Expenses (after waivers)(3)                          1.25%            0.80%
-------------------------------------------------------------------------------------------


(1) Advisory Fees reflect voluntary waivers. Absent such fee waivers, Advisory Fees would be 1.44% and 1.00% for the High Yield Bond Fund and the Equity Index Fund, respectively. Additional information about Advisory Fees may be found under "The Advisor" and "Management of the Portfolios."


(2) The Advisor and the Administrator have voluntarily agreed to waive their fees to the extent necessary to keep the Total Operating Expenses from exceeding 1.25% for the High Yield Bond Fund and 0.80% for the Equity Index Fund. Absent such waivers, Other Expenses for the High Yield Bond Fund and the Equity Index Fund are estimated to be 0.53% and 0.60%, respectively, for the current fiscal year. Additional information may be found under "The Administrator" and "The Distributor."


(3) Absent voluntary fee waivers, the Total Operating Expenses are estimated to be as follows: High Yield Bond Fund -- 2.03%; and Equity Index Fund -- 1.90%.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in a Fund assuming: (1) a 5% annual return; and (2) redemption at the end of each time period:

------------------------------------------------------------------------------------------------------------------
                                                                   1 YR.       3 YRS.       5 YRS.*       10 YRS.*
------------------------------------------------------------------------------------------------------------------
    High Yield Bond Fund                                            $13         $40           N/A            N/A
     Equity Index Fund                                              $ 8         $26           N/A            N/A

* Because the Funds are new, expenses have not been estimated for periods beyond the three year period shown.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS ARE NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS I SHARES OF THE HIGH YIELD BOND AND EQUITY INDEX FUNDS. Financial institutions may impose fees on their customers in addition to those described above. Additional information may be found under "The Advisor," "Management of the Portfolios," "The Administrator" and "The Distributor."

--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

Expense Summary

INTERNATIONAL EQUITY FUND
CLASS I SHARES

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

                                                                  INTERNATIONAL
                                                                     EQUITY
                                                                      FUND
--------------------------------------------------------------------------------
      Advisory Fees (after waivers) (1),(2)                            .80%
      Other Expenses                                                   .70%
--------------------------------------------------------------------------------
      Total Operating Expenses (after waivers)(2)                     1.50%
--------------------------------------------------------------------------------

(1) The Advisor and Sub-Advisor have agreed to voluntarily waive a portion of their fees in an amount that operates to limit Total Operating Expenses of Class I Shares of the Fund to not more than 1.50% of average daily net assets. The Advisor and Sub-Advisor each reserves the right to terminate its fee waiver at any time in its sole discretion.

(2) Absent fee waivers for the Fund, the Advisory Fee would be 1.00%, and Total Operating Expenses would be 1.70% of the Fund's average daily net assets. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

EXAMPLE

An investor in a Fund would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:

----------------------------------------------------------------------------------------------------------------
                                                                   1 YR.       3 YRS.       5 YRS.       10 YRS.
----------------------------------------------------------------------------------------------------------------
    International Equity Fund                                       $15         $47          $82          $179

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. Financial institutions may impose fees on their customers in addition to those described above. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                                                               September 1, 1998


Financial Highlights

THE PILLAR FUNDS

The following are highlights of the International Equity Fund for a share outstanding throughout the periods indicated. This information should be read in conjunction with the Trust's 1) unaudited financial statements as of, and for the period ended, June 30, 1998 and notes thereto which are incorporated by reference into the Trust's Statement of Additional Information under "Financial Information" and 2) financial statements as of, and for the fiscal year ended, December 31, 1997 and notes thereto which have been audited by Arthur Andersen LLP, the Trust's independent public accountants, which are incorporated by reference into the Trust's Statement of Additional Information under "Financial Information." Additional performance information is contained in the Trust's 1998 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-932-7782. Because the High Yield Bond and Equity Index Funds had not commenced operations as of June 30, 1998, no financial highlights are presented for these Funds. The financial highlights for the Portfolios in which the High Yield Bond and Equity Index Funds invest are presented on the following page. The following financial highlights reflect the International Equity Fund's performance prior to the change of the Fund's sub-advisor and the related investment policy changes.


                                                 Realized
                                                   and
                       Net Asset                Unrealized   Distributions                   Net Asset             Net Assets
                         Value        Net        Gains or      from Net      Distributions     Value                 End of
                       Beginning   Investment   Losses on     Investment     from Capital     End of      Total      Period
                       of Period     Income     Securities      Income           Gains        Period     Return      (000)
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------

CLASS I
1998*                   $10.34       $0.07         $1.42         $  --           $  --        $11.83      14.41%    $14,530
1997                     11.23        0.08         (0.04)        (0.08)          (0.85)        10.34       0.25      14,143
1996                     10.74        0.08          1.11         (0.08)          (0.62)        11.23      11.17      14,822
1995(1)                  10.00        0.03          0.75         (0.02)          (0.02)        10.74       7.81       9,990
-----------------------------------------------------------------------------------------------------------------------------


                                                                Ratio of
                                                                  Net
                                     Ratio of     Ratio of     Investment
                        Ratio of       Net        Expenses     Income to
                        Expenses    Investment   to Average     Average
                           to       Income to    Net Assets    Net Assets   Portfolio    Average
                        Average      Average     (Excluding    (Excluding   Turnover    Commission
                       Net Assets   Net Assets    Waivers)      Waivers)      Rate        Rate+
------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------

CLASS I
1998*                     1.50%        1.26%         1.72%        1.04%       20.34%      $.0065
1997                      1.50         0.95          1.69         0.76        71.22        .0052
1996                      1.50         0.85          1.73         0.62        67.03        .0051
1995(1)                   1.50         0.79          2.11         0.18        14.32          n/a
------------------------------------------------------------------------------------------------------------


 * For the six-month period ended June 30, 1998 (unaudited). All ratios, excluding total return, for that period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.
(+) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for the fiscal years beginning after September 1, 1995.
(1) Commenced operations on May 1, 1995. Ratios for this period have been annualized.

--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------

The following are highlights of the SIMT High Yield Bond Portfolio for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIMT's 1) unaudited financial statements as of, and for the period ended, March 31, 1998 and notes thereto which are incorporated by reference into SIMT's Statement of Additional Information and 2) financial statements as of, and for the fiscal year ended, September 30, 1997 and notes thereto which have been audited by PricewaterhouseCoopers LLP, independent accountants for SIMT, which are incorporated by reference into SIMT's Statement of Additional Information. Additional performance is set forth in SIMT's 1998 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.


FOR A CLASS A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    Net
                                                  Realized
                                                    and
                                                 Unrealized                Distributions
                        Net Asset                 Gains or    Dividends        from        Net Asset
                          Value        Net        (Losses)     from Net      Realized        Value                Net Assets
                        Beginning   Investment       on       Investment      Capital       End of      Total    End of Period
                        of Period     Income     Securities     Income         Gains        Period     Return        (000)
------------------------------------------------------------------------------------------------------------------------------
SIMT HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
For the periods ended September 30,
1998*                    $11.66       $0.52        $ 0.23       $(0.52)       $(0.10)       $11.79       6.61%     $281,648
1997                      11.14        1.04          0.57        (1.04)        (0.05)        11.66      15.30       236,457
1996                      10.64        0.94          0.62        (1.03)        (0.03)        11.14      15.46       107,545
1995(1)                   10.00        0.67          0.55        (0.58)           --         10.64      17.72        23,724
------------------------------------------------------------------------------------------------------------------------------

                                                                Ratio of
                                                                  Net
                                     Ratio of     Ratio of     Investment
                        Ratio of       Net       Expense to    Income to
                        Expenses    Investment     Average      Average
                           to       Income to    Net Assets    Net Assets   Portfolio
                        Average      Average     (Excluding    (Excluding   Turnover
                       Net Assets   Net Assets    Waivers)      Waivers)      Rate
----------------------------------------------------------------------------------------------------------------------------
SIMT HIGH YIELD BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
For the periods ended
1998*                     0.85%        8.94%        1.15%         8.64%        44%
1997                      0.86         9.33         0.91          9.28         68
1996                      0.87         9.01         0.94          8.94         55
1995(1)                   0.67        10.02         0.86          9.83         56
----------------------------------------------------------------------------------------------------------------------------

  * For the six month period ended March 31, 1998 (unaudited). All ratios, excluding total return, for that period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

(1) High Yield Bond Class A shares were offered beginning January 11, 1995. All ratios including total return for that period have been annualized.

The following are highlights of the SIF S&P 500 Index Portfolio for a share outstanding for the periods indicated. This information should be read in conjunction with SIF's financial statements as of, and for the fiscal year ended, March 31, 1998 and notes thereto which have been audited by Arthur Andersen LLP, independent public accountants for SIF, which are incorporated by reference into SIF's Statement of Additional Information. Additional performance is set forth in SIF's 1998 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.

FOR A CLASS E SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                    Net
                                                 Realized
                                                    and
                       Net Asset                Unrealized    Dividends
                         Value        Net        Gains or      from Net    Distributions   Net Asset               Net Assets
                       Beginning   Investment    (Loss) on    Investment   from Capital    Value, End    Total       End of
                       of Period     Income     Investments     Income         Gains       of Period    Return    Period (000)
------------------------------------------------------------------------------------------------------------------------------
SIF S&P 500 INDEX PORTFOLIO**
------------------------------------------------------------------------------------------------------------------------------
For the periods ended March 31,
1998                    $24.10       $0.45        $10.88        $(0.45)       $(0.21)        $34.77      47.62%    $1,300,924
1997                     20.88        0.46          3.54         (0.45)        (0.33)         24.10      19.46        835,889
1996                     16.40        0.44          4.72         (0.37)        (0.31)         20.88      31.88        630,566
1995                     15.07        0.42          1.79         (0.42)        (0.46)         16.40      15.26        458,012
1994                     15.80        0.43         (0.22)        (0.42)        (0.52)         15.07       1.19        424,647
1993                     14.17        0.40          1.69         (0.40)        (0.06)         15.80      14.97        675,484
1992                     13.43        0.40          1.01         (0.41)        (0.26)         14.17      10.71        470,847
1991                     12.45        0.43          1.24         (0.43)        (0.26)         13.43      14.18        261,165
1990                     10.88        0.42          1.64         (0.43)        (0.06)         12.45      19.02        192,154
1989                      9.63        0.39          1.26         (0.40)           --          10.88      17.60        125,714
1988                     12.68        0.43         (1.65)        (0.45)        (1.38)          9.63      (9.35)       105,473
1987                     12.45        0.42          2.63         (0.38)        (2.44)         12.68      25.96        103,468
1986(1)                  10.00        0.29          2.37         (0.21)           --          12.45      40.43*        94,224
------------------------------------------------------------------------------------------------------------------------------

                                                                Ratio of Net
                                                    Ratio of     Investment
                                                    Expenses     Income to
                                    Ratio of Net   to Average   Average Net
                        Ratio of     Investment    Net Assets      Assets
                        Expenses     Income to     (Excluding    (Excluding    Portfolio    Average
                       to Average     Average         Fee           Fee        Turnover    Commission
                       Net Assets    Net Assets     Waivers)      Waivers)       Rate        Rate+
------------------------------------------------------------------------------------------------------------------------------
SIF S&P 500 INDEX PORTFOLIO**
------------------------------------------------------------------------------------------------------------------------------
For the periods ended
1998                      0.25%         1.55%         0.54%         1.26%           4%         $.0169
1997                      0.25          2.03          0.54          1.74            2           .0197
1996                      0.25          2.31          0.35          2.21            3             n/a
1995                      0.25          2.69          0.35          2.59            4             n/a
1994                      0.25          2.57          0.33          2.49           23             n/a
1993                      0.25          2.75          0.35          2.65            1             n/a
1992                      0.25          2.99          0.34          2.90            1             n/a
1991                      0.25          3.56          0.32          3.49           40             n/a
1990                      0.25          3.58          0.36          3.47           10             n/a
1989                      0.25          4.03          0.39          3.89           47             n/a
1988                      0.25          3.74          0.43          3.56           77             n/a
1987                      0.23          3.29          0.44          3.08          145             n/a
1986(1)                   0.20*         4.10*         0.44*         3.86*          66             n/a
------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
 ** Effective July 31, 1997, the former Class A shares were renamed Class E shares.
  + Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for the fiscal years beginning after September 1, 1995.
(1) Class E shares (formerly Class A shares) commenced operations on August 1, 1985.

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                                                               September 1, 1998

THE TRUST

The Pillar Funds (the "Trust") is an open-end management investment company that consists of diversified and non-diversified portfolios. The Trust currently offers units of beneficial interest ("shares") in seventeen separate investment portfolios. The Trust offers shares of each portfolio through up to four separate classes of shares (Class A, Class B, Class I and Class S) which provide for variations in distribution costs, voting rights, sales loads, minimum investments, redemption fees, transfer agency fees and dividends. Except for these differences between classes, each share of each portfolio represents an undivided proportionate interest in that portfolio. This Prospectus relates to the Class I Shares of the Trust's High Yield Bond Fund, Equity Index Fund and International Equity Fund (the "Funds"). Each Fund is a diversified mutual fund. Information regarding the Trust's other portfolios and the Class A Shares and Class B Shares of the Funds is contained in separate prospectuses that may be obtained by writing the Trust's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-932-7782.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective and policies of each Fund are described below. For additional information regarding risks and permitted investments of the Funds, see "Risk Factors," "Temporary Defensive Positions" and "Description of Permitted Investments" in this Prospectus and "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information. There is no assurance that the investment objective of a Fund will be met.


THE HIGH YIELD BOND FUND

The investment objective of the Fund is to maximize total return. It currently pursues this objective by investing up to 100% of its assets in the SIMT High Yield Bond Portfolio, which has an identical investment objective.


Under normal market conditions, the SIMT High Yield Bond Portfolio will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, i.e., rated below the top four rating categories by an NRSRO at the time of purchase or, if not rated, determined to be of comparable quality by the money manager or managers chosen by SIMC (the "Money Managers"). Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default. The achievement of the Portfolio's investment objective may be more dependent on a Money Manager's own credit analysis than would be the case if the Portfolio invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Portfolio.

The SIMT High Yield Bond Portfolio may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

Any assets of the SIMT High Yield Bond Portfolio not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks, (iii) equity securities, (iv) investment grade fixed income securities, (v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (vii) forward foreign currency contracts, and (viii) Yankee obligations. In addition, the Portfolio may purchase or write options, futures and options on futures.

The Money Managers may vary the average maturity of the securities in the SIMT High Yield Bond Portfolio without limit, and there is no restriction on the maturity of any individual security.

The "Appendix" to this Prospectus sets forth a description of the bond rating categories of several

--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Money Managers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The Money Managers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Portfolio.

THE EQUITY INDEX FUND
The investment objective of the Fund is to seek investment results that correspond to the S&P 500. It currently pursues this objective by investing up to 100% of its assets in the SIF S&P 500 Index Portfolio, which has an identical investment objective.

The SIF S&P 500 Index Portfolio's ability to duplicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows into and out of the Portfolio, as well as on the level of the Portfolio's expenses.

Adjustments made to accommodate cash flows will track the S&P 500 to the maximum extent practicable, and may result in brokerage expenses for the Portfolio. Over time, the correlation between the performance of the Portfolio and the S&P 500 is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500.

The Portfolio will normally invest in all of the stocks which comprise the S&P 500, except when changes are made to the S&P 500 itself. The Portfolio's policy is to fully invest in common stocks, and it is expected that cash reserves or other non-Index securities would normally be less than 10% of net assets. Accordingly, an investment in shares of the Portfolio involves risks similar to those of investing in a fund consisting of the common stocks of some or all of the companies included in the S&P 500.

The weightings of stocks in the S&P 500 are based on each stock's relative total market value, i.e., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 is currently composed of stocks of the 50 largest companies in the S&P 500, and the S&P 500 currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange.

World makes no attempt to "manage" the Portfolio in the traditional sense (i.e., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a stock from the Portfolio. However, an investment may be removed from the Portfolio if, in the judgement of World, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Portfolio from time to time because of mergers, changes in the composition of the S&P 500 and similar reasons. In certain circumstances, World may exercise discretion in determining whether to exercise warrants and rights issued in respect to portfolio securities or whether to tender portfolio securities pursuant to a tender or exchange offer.

The Portfolio may enter into stock index futures contracts to maintain adequate liquidity to meet its redemptions demands while maximizing the level of the Portfolio's assets which are tracking the performance of the S&P 500, provided that the value of these contracts does not exceed 20% of the Portfolio's total assets. The Portfolio may only purchase those stock index futures contracts--such as futures contracts on the S&P 500--that are likely to

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                                                               September 1, 1998

closely duplicate the performance of the S&P 500. The Portfolio also can sell such futures contracts in order to close out a previously established position. The Portfolio will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

The Portfolio may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P") and/or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit or repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.

The equity securities in which the Portfolio invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs").

The Portfolio may lend up to 20% of its assets to qualified institutions for the purpose of realizing additional income, however the Portfolio has no present intention to lend its securities. The Portfolio may invest in illiquid securities. The Portfolio may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

In order to maintain liquidity during times of unusual market conditions, the Fund also may invest temporarily in cash and cash items of the kinds described under "Description of Permitted Investments."

THE INTERNATIONAL EQUITY FUND
The investment objective of the Fund is to seek capital appreciation.

The Fund will attempt to achieve its objective by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities (including securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock). The investments of the Fund will consist principally of equity securities of issuers located in European and Pacific Basin countries.

The Fund will invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets, such as the United Kingdom, Germany, France, the Netherlands, Switzerland, Norway, Spain, Japan, Hong Kong, Australia, and Singapore, which are included in Morgan Stanley Capital International's Europe, Australia and Far East Index ("EAFE"). The Sub-Advisor will decide when and how much to invest in each of those markets. Investments may also be made in equities issued by companies in "developing countries" or "emerging markets," such as Taiwan, Malaysia, Indonesia, and Brazil, included in Morgan Stanley Capital International's Emerging Markets Free Index ("EMF"). Investments in the equity markets of these countries involve exposure to economic structures that are generally less diverse and mature, and whose political systems may have less stability than those of "developed countries." Subject to investment limitations stated in the Statement of Additional Information, the Fund may invest in the shares of closed-end investment companies that acquire equity securities of foreign issuers in which the Fund may invest.

It is the policy of the Fund to invest primarily in equity securities which may achieve capital appreciation by selecting companies with superior potential based on a series of macro and micro analyses. The Fund may select its investments from companies which are listed on a securities exchange or from companies whose securities have an established over-the-counter market, and may make investments in "thinly traded" securities.

Under normal circumstances the Fund will have at least 65% of its assets invested in European and

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Pacific Basin equity securities. The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not fewer than three different countries. The securities the Fund purchases may not always be purchased on the principal market. For example, ADRs may be purchased if trading conditions make them more attractive than the underlying security.

The selection of the securities in which the Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to the Fund's investment objective.

Since the Fund seeks to achieve capital appreciation, it will dispose of a security, regardless of the time it has been held, to establish gains, to avoid anticipated reductions of value, or to reduce or eliminate a position in a security which is no longer believed to offer the potential for suitable gains. Portfolio turnover is expected not to exceed an annual rate of 100% under normal circumstances. Such a turnover rate may reflect substantial short-term trading and corresponding brokerage costs which the Fund must pay.

The Fund may: (i) enter into forward contracts to purchase or sell foreign currencies ("forward currency contracts"); (ii) purchase and write covered call options on foreign currencies ("currency options"); (iii) enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures"); or (iv) purchase and write covered call options on currency futures.

For active currency risk management, the Sub-Advisor employs a systematic currency hedging approach based on a technical-trend-following model.

In seeking to achieve the Fund's investment objective of capital appreciation, the Sub-Advisor will employ an approach that combines top-down country allocation and bottom-up stock selection. The Sub-Advisor will seek to identify countries where economic and political factors are likely to provide above average returns, and companies in such countries that are best positioned in their respective industries and that are attractively valued.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes during periods when the Advisor, Sub-Advisor, Money Manager or World determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market securities and may hold cash for liquidity purposes. The money market securities a Fund may invest in are described under "Description of Permitted Investments."

For temporary defensive purposes, the International Equity Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. To the extent a Fund is engaged in defensive investing, the Fund will not be pursuing its investment objective.

RISK FACTORS

HIGH YIELD SECURITIES
Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing. The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buy out activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Portfolio's

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                                                               September 1, 1998

Money Manager could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Portfolio may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Portfolio's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.

EQUITY SECURITIES
The value of shares will fluctuate due to the underlying securities in which a Fund invests. The market value of the convertible securities purchased by a Fund also may be affected by changes in interest rates, the credit quality of the issuer and any call provisions. In addition, investments in smaller, less well-established companies may subject a Fund to certain special risks related to, for example, limited product lines, markets or financial resources and dependence on a small management group. Such securities may trade less frequently, in smaller volumes and fluctuate more sharply in value than exchange listed securities of larger companies.

FOREIGN SECURITIES
A Fund's investments in securities of foreign issuers may subject it to risks different than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards applicable in foreign countries, the possibility of expropriation or confiscatory taxation, political instability and greater fluctuations in value due to changes in currency exchange rates. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. Moreover, the dividends payable on a Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Also, it may be more difficult to obtain a judgment in a court outside the United States. These risks could be greater in emerging markets than in more developed foreign markets because emerging markets may have less stable political environments than more developed countries.

EQUITY INDEX FUND
Neither the Equity Index Fund nor the SIF S&P 500 Index Portfolio is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, implied or expressed, to the purchasers of the Fund, Portfolio or any member of the public regarding the advisability of investing in index funds or the Fund or Portfolio or the ability of the S&P 500 Index to track general stock market performance.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESSED OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PORTFOLIO, OWNERS OF THE FUND, OWNERS OF THE PORTFOLIO, OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESSED OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A

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PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED
THEREIN.

THE FEEDER FUNDS AND THE PORTFOLIOS
Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Feeder Fund seeks to achieve its investment objective by investing up to 100% of its assets in the corresponding Portfolio, which is a separate registered investment company with identical investment objectives. The investment objective of a Feeder Fund or a Portfolio may not be changed without shareholder approval. In addition to selling beneficial interests to the Feeder Fund, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of that Portfolio's expenses. However, other investors investing in a Portfolio are not required to buy their shares at the same public offering prices as the corresponding Feeder Fund. Investors in a Feeder Fund should be aware that because of these differences, other investors in the other funds that invest in the corresponding Portfolio may obtain different returns. Such differences in returns are also present in other mutual fund structures.

Certain changes in a Portfolio's investment objective, policies or restrictions may require the corresponding Feeder Fund to redeem its investment. Any such withdrawal could result in a distribution-in-kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The distribution-in-kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund. In addition, the investment of a Feeder Fund may be withdrawn from the Portfolio at any time if the Trustees of the Trust determine that it is in the best interest of the Feeder Fund to do so.

Upon any such withdrawal, the Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of such Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund or retaining an investment advisor to manage the Feeder Fund's assets in accordance with its investment objective and policies. The performance of a Feeder Fund might be adversely affected under such circumstances and such Feeder Fund may not be able to achieve its investment objective.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The Portfolios have adopted fundamental limitations that are similar to these limitations.

A FUND MAY NOT:

1. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry; (ii) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and

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                                                               September 1, 1998

   (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

2. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations apply at the time of the purchase of a security.

It is a non-fundamental policy of each Fund to invest no more than 15% of its net assets in illiquid securities (as defined below under "Description of Permitted Investments").

Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

Summit Bank Investment Management Division, a division of Summit Bank (the "Advisor"), serves as the investment advisor to the Trust. The Advisor makes the investment decisions for the assets of the Funds, other than the Feeder Funds, and continuously reviews, supervises and administers each Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.

Summit Bank, 210 Main Street, Hackensack, New Jersey 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment professionals have, on average, over 20 years of experience in investment management. As of December 31, 1997, total assets under management were approximately $8.2 billion.

Summit Bank is a wholly-owned subsidiary of Summit Bancorp, an interstate bank holding company with approximately $30 billion in assets and 426 banking offices, predominantly in New Jersey and eastern Pennsylvania, as of December 31, 1997.

The Advisor is entitled to a fee from each Fund, which is calculated daily and paid monthly at the annual rate of the respective Fund's average daily net assets as set forth in the following table. The Advisor has voluntarily agreed to waive all or a portion of its fees to limit the total operating expenses of Class I Shares of each Fund to the respective levels set forth below. The Advisor reserves the right to terminate any and all fee waivers at any time in its sole discretion.

Also set forth below are the advisory fees each Fund paid to the Advisor (shown as a percentage of average daily net assets) for the fiscal year ended December 31, 1997.

                                           Maximum Total      Fees Received
                           Contractual   Operating Expense          In
                               Fee       After Fee Waiver    Fiscal Year 1997
-----------------------------------------------------------------------------
High Yield Bond Fund           .60%            1.25%               N/A
Equity Index Fund              .75%             .80%               N/A
International Equity Fund     1.00%            1.50%               .80%


The fees listed above for the High Yield Bond Fund and the Equity Index Fund represent the contractual fees payable to the Advisor at the feeder level only. In addition to these fees, Shareholders of the Funds will bear their pro rata portion of the respective Portfolio's advisory fees at the master level. Contractual advisory fees at the master level are discussed in "Management of the Portfolios."

Should the Trustees of the Trust determine that either the High Yield Bond Fund or the Equity Index Fund should no longer remain in a Corporate Master-Feeder structure, the Advisor will manage all of the investments for the Fund. At that time, the Advisor would be entitled to a fee, calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the High Yield Bond Fund


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and/or .75% of the average daily net assets of the Equity Index Fund.

Summit Bank has also entered into a custodian agreement with the Trust, under which it provides all securities safekeeping services as required by the Funds and the Investment Company Act of 1940 (the "1940 Act"). The Trust pays Summit Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of
 .025% of the average daily net assets of the High Yield Bond and Equity Index Portfolios, respectively, and .17% of the International Equity Fund's average daily net assets.

THE SUB-ADVISOR

Vontobel USA Inc. (the "Sub-Advisor") serves as the investment sub-advisor to the International Equity Fund.

The Sub-Advisor is a wholly owned and controlled subsidiary of Vontobel Holding Ltd., a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 1997, the Sub-Advisor managed in excess of $1.9 billion. The Sub-Advisor also acts as the advisor or sub-advisor to other mutual funds and to three series of a Luxembourg fund organized by an affiliate of the Sub-Advisor. That fund does not accept investments from the U.S.

The address of the Sub-Advisor is 450 Park Avenue, New York, N.Y. 10022.


Mr. Fabrizio Pierallini, who is a Senior Vice President of the Sub-Advisor, is the portfolio manager of the International Equity Fund since August 31, 1998 and has been a portfolio manager at the Sub-Advisor since April 1994. He is currently in charge of portfolio management and research for the Sub-Advisor's international and emerging market equity portfolios. From 1991 to 1994, Mr. Pierallini was an Associate-Director/Portfolio Manager with Swiss Bank Corporation, New York. From 1988 to 1991, he was a Vice President/Portfolio Manager with SBC Portfolio Management, Zurich. Mr. Rajiv Jain, who is a Vice President of the Sub-Advisor, is the associate portfolio manager of the Fund since August 31, 1998. Mr. Jain joined the Sub-Advisor in November 1994 and serves as an assistant portfolio manager for the Sub-Advisor's international and emerging markets equity portfolios. From 1993 to 1994, Mr. Jain worked as an analyst with Swiss Bank Corporation, New York.


The Sub-Advisor is entitled to a fee payable by the Advisor from the Advisor's fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the Fund up to and including $50 million; .45% of the average daily net assets of the Fund in excess of $50 million up to and including $150 million; and .30% of the average daily net assets of the Fund in excess of $150 million. The Sub-Advisor may, from time to time, waive a portion of its fee in order to limit the operating expenses of Class I Shares of the Fund. The Sub-Advisor reserves the right to terminate any such fee waiver at any time in its sole discretion. For the fiscal year ended December 31, 1997, the Advisor paid Wellington Management Company, LLP, the Fund's prior sub-advisor, a sub-advisory fee of .60% of the average daily net assets of the Fund.

MANAGEMENT OF THE PORTFOLIOS

SIMT HIGH YIELD BOND PORTFOLIO
SIMC serves as investment advisor to the SIMT High Yield Bond Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisors and insurance companies. Affiliates of SIMC have provided consulting advice to institutional

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                                                               September 1, 1998

investors for more than 20 years, including advice regarding the selection and evaluation of investment advisors. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 345 portfolios, which investment companies have more than $99.9 billion in assets as of September 30, 1997.

SIMC operates as a "manager of managers." SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the SIMT Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Money Manager's skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to SIMT Board's review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets among Money Managers, monitors and evaluates sub-advisor performance, and oversees Money Manager compliance with the Portfolio's investment objective, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

For these advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .4875% of the Portfolio's average daily net assets. SIMC pays the Money Managers out of its investment advisory fee.

For the fiscal year ended September 30, 1997, SIMC received an advisory fee of .4875% of the High Yield Bond Portfolio's average daily net assets.

SIMC has obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of SIMT's Board of Trustees, to retain Money Managers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its Money Managers.

BEA Associates ("BEA") currently serves as the sole Money Manager for the SIMT High Yield Bond Portfolio. SIMC pays BEA a fee based on a percentage of the average monthly market value of the portion of the assets of the High Yield Bond Portfolio managed by BEA.

SIF S&P 500 INDEX PORTFOLIO
World Asset Management ("World") serves as investment advisor to the SIF S&P 500 Index Portfolio.

World is a general partnership organized by Munder Capital Management ("MCM"), a general partnership formed in December, 1994, which engages in investment management and advisory services. As of December 31, 1997, total assets under management of World were $11.0 billion and assets under management of MCM were $37.0 billion. The principal address for World is 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan 48009.

World provides certain record keeping and management services in connection with SIF S&P 500 Index Portfolio, including monitoring the indexing systems and determining which securities to purchase and sell in order to keep the SIF S&P 500 Index Portfolio in balance with its index.

For its services, World is entitled to a fee, which is calculated daily and paid monthly, at an annual rate

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                                                                              15

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of 0.03% of the average daily net assets of the SIF S&P 500 Index Portfolio. For the fiscal year ended March 31, 1997, the SIF S&P 500 Index Portfolio paid World an advisory fee of 0.03% of its average daily net assets.

THE ADMINISTRATOR


SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.


The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Administrator has agreed to waive its fees for the High Yield Bond Fund and the Equity Index Fund to the extent necessary to maintain the total operating expenses stated in the "Expense Summary."

THE TRANSFER AGENT

State Street Bank and Trust Company (the "Transfer Agent"), 225 Franklin St., Boston, Massachusetts 02110 is the Trust's transfer agent.

THE SHAREHOLDER SERVICING AGENT

Boston Financial Data Services, Two Heritage Drive, North Quincy, Massachusetts, 02171 is the Trust's dividend disbursing agent and shareholder servicing agent.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, acts as the Distributor of the Trust's shares.

No compensation is paid to the Distributor for distribution services for the Class I Shares of the Funds. Class I Shares of the Funds are offered without distribution fees to: (i) institutional investors (including Summit Bank, its affiliates and correspondent banks) for the investment of their own funds; (ii) individuals and institutions (including Summit Bank, its affiliates and correspondent banks) for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity; and (iii) any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks ("Qualified Customers").

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of a Fund. Such promotional incentives will be offered uniformly to all dealers and predicated upon the number of shares of the Trust's portfolios sold by the dealer.

THE PORTFOLIOS
The Distributor also provides distribution services for the Portfolios' shares. No compensation is paid to the Distributor for distribution services for the SIF S&P 500 Index Portfolio. The SIMT High Yield Bond Portfolio has adopted a shareholder servicing plan for its Class A shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to SIMT's Class A shares will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires;

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                                                               September 1, 1998

responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

PURCHASE AND REDEMPTION OF SHARES

Shares of each Fund are sold on a continuous basis and may be purchased on any day that the New York Stock Exchange is open for trading (a "Business Day"). Generally, (i) an investor in the Class I Shares of a Fund must pay for shares by federal funds and (ii) checks (including third party and credit card checks), credit cards and cash will not be accepted for payment for Class I Shares.

A purchase or redemption order for shares of a Fund will be executed at a per share price equal to the net asset value next determined after the appropriate order is effective.

The net asset value per Class I Share of a Fund is determined by dividing the total value of the Fund's investments and other assets that are allocated to its Class I Shares, less any liabilities that are allocated to its Class I Shares, by the Fund's total outstanding Class I Shares. The net asset value per share of a Fund is determined as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time), each Business Day. Purchases will be made in full and fractional shares of the Funds calculated to three decimal places. The Funds may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security.

No certificates representing shares will be issued.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If market conditions are extraordinarily active, or other extraordinary circumstances exist, Shareholders who experience difficulties placing redemption orders by telephone may wish to consider placing the redemption order by other means.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust, the Funds or their Shareholders to accept such order. Qualified Customers should call the Transfer Agent for information regarding requirements for purchase and redemption orders.

In addition, the Trust has approved Authorized Broker-Dealers to act as the Funds' agent for the purposes of accepting purchase orders and redemption requests. The Funds will be deemed to have received a purchase order or redemption request upon receipt of the order or request by an Authorized Broker-Dealer.

A purchase order for a Fund will be effective as of the Business Day received by the Distributor (or Authorized Broker-Dealer) if the Distributor (or Authorized Broker-Dealer) receives the order and payment in federal funds before the time the Fund calculates its net asset value (normally, 4:00 p.m., Eastern time). All other purchase orders accompanied by payment, except those of certain types of investors as described below, will be effective the next Business Day. Certain institutional investors and financial institutions, such as Summit Bank, that have entered

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                                                                              17

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into a settlement agreement with the Distributor, may make payment in federal funds for purchases of a Fund to the Distributor by 3:00 p.m., Eastern time, the Business Day following the effective date of the trade. A purchase order may be canceled if the Distributor does not receive federal funds before 3:00 p.m., Eastern time, the next Business Day. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow time for processing and transmittal of these orders to the Distributor for effectiveness the same day.

Shareholders who desire to redeem shares of a Fund must place their redemption orders prior to the time the Fund calculates its net asset value (normally 4:00 p.m., Eastern time) on any Business Day for the order to be effective on that Business Day. The redemption price of shares is the net asset value of a Fund next determined after the redemption order is effective. Payment on redemption will be made by the next Business Day transfer of federal funds as promptly as possible and, in any event, within seven days after the redemption order is effective.

Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

PERFORMANCE

Computation of Yield
The High Yield Bond Fund may advertise yield and total return (described below). The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

Computation of Total Return
Each Fund may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Fund may periodically compare its performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk adjusted performance. A Fund may use long-term performance of the capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are

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18

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                                                               September 1, 1998

calculated using averages of historical data and cannot be calculated precisely.

Each Feeder Fund may advertise the performance of its corresponding Portfolio adjusted to reflect operating expenses at the feeder level. The performance data for the SIMT High Yield Bond Portfolio and SIF S&P 500 Index Portfolio will be adjusted to reflect estimated feeder level operating expenses of .40% and .55%, respectively. Investment performance reflects voluntary fee waivers and reimbursements currently in effect. In the absence or reduction of current fee waivers or reimbursements, total return would be reduced.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds
Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other investment portfolios. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

Tax Status of Distributions
Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the dividends-received deduction otherwise available to corporate shareholders. Any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be distributed annually and will be treated as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Fund (such designation being dependent upon the holding period of the Fund in the underlying asset generating the net capital gain), regardless of how long the Shareholder has held the Fund's shares. Capital gains distributions also will not qualify for the dividends-received deduction. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in these months will be deemed to have been paid by the Fund and received by the Shareholders on December 31 if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

Generally, gain or loss on the sale, exchange or redemption of a share will be a capital gain or loss which will be long-term if the share has been held for more than eighteen months, mid-term if the share has been held for more than twelve, but not more than eighteen months and otherwise will be short-term. However, if a Shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or

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                                                                              19

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any undistributed capital gains of the Fund with respect to such share are included in determining the Shareholder's long-term capital gains), the Shareholder must treat the loss as a long-term capital loss from the sale or exchange of a capital asset held for more than twelve months to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund which have been included in determining such Shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). Investors should particularly note that this loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Income derived by a Fund from obligations of foreign issuers may be subject to foreign withholding taxes. The Funds, other than the International Equity Fund, will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes. See the Statement of Additional Information for information regarding a Shareholder's ability to receive foreign tax credits with respect to any such taxes.

GENERAL INFORMATION

The Trust
The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Funds, the Trust currently consists of the U.S. Treasury Securities Plus Money Market Fund, Institutional Select Money Market Fund, U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Intermediate-Term Government Securities Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Mid Cap Fund and Balanced Fund. Shares of the portfolios are offered through up to four separate classes of shares (Class A, B, I and S). All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

Each Fund pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, registering the shares under federal laws and filing with state securities commissions, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The Advisor, in addition to providing investment advice to the Trust, provides investment advice to other clients. Some of these clients' funds are managed under an asset allocation program and may be invested in the Funds. From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since portfolios that experience redemptions as a result of reallocations may have to sell portfolio securities and because portfolios that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation program.

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                                                               September 1, 1998

SIMT and SIF are organized as Massachusetts business trusts. The Trustees believe that neither the High Yield Bond Fund nor the Equity Index Fund will be adversely affected by reason of investing in the corresponding Portfolio.

Trustees of the Trust
The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

A discussion of the Trust's Trustees and officers appears in the Statement of Additional Information. A discussion of SIMT's and SIF's Trustees and officers also appears in the Statement of Additional Information.

Voting Rights
Each share held entitles a Shareholder of record to one vote. The Shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

In the case of the High Yield Bond and Equity Index Funds, whenever a vote is required on matters pertaining to the SIMT High Yield Bond Portfolio or SIF S&P 500 Index Portfolio, respectively, the Trust will either (a) seek instructions from the appropriate Fund's Shareholders with regard to the voting of the proxies and vote such proxies only in accordance with such instructions; or (b) vote the shares held by it in the same proportion as the vote of all the other shareholders of the particular Portfolio. In either instance, other investors in a Portfolio could control the results of voting at the Portfolio level.

Reporting
The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 8523, Boston, MA 02266-8523.

Dividends
Shareholders automatically receive all income dividends and capital gain distributions in additional Class I Shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

Dividends and distributions of each Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The amount of dividends payable on Class A Shares and Class B Shares will be less than the dividends payable on Class I Shares because of the distribution expenses charged to Class A and Class B Shares.

Substantially all of the net investment income (not including capital gain) of:
(i) the High Yield Bond Fund is declared and paid monthly; (ii) the Equity Index Fund is declared and paid quarterly; and

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(iii) the International Equity Fund is declared and distributed annually, as a dividend to Shareholders of record.

Counsel and Independent Public Accountants
Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


As stated under "The Advisor," Summit Bank acts as custodian for the Trust. First Union National Bank, acts as wire agent and custodian for the SIMT High Yield Bond Portfolio. Comerica Bank acts as custodian for the SIF S&P 500 Index Fund.


The respective custodians hold cash, securities and other assets of the Funds or Portfolios for which they act as custodian as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain permitted investments and associated risk factors for the various Funds (and the Portfolios). Unless otherwise indicated, policies that relate to "a Fund," or "all Funds" also relate to the SIMT High Yield Bond Portfolio and policies that relate to "a Fund," "the Equity Fund," or "all Funds" also relate to the SIF S&P 500 Index Portfolio.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed

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                                                               September 1, 1998

securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DERIVATIVES--Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only class ("IOs") and principal-only class ("POs")), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), and privately issued stripped securities (e.g., TGRs, TRs and CATs). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

EQUITY SECURITIES--Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate.

FIXED INCOME SECURITIES--Fixed income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the

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values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FORWARD FOREIGN CURRENCY CONTRACTS--The High Yield Bond Fund and the International Equity Fund may conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts, along with futures contracts and option transactions, are considered to be derivative securities and may present special risks. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's long-term investment strategies. However, the Advisor, Sub-Advisor and Money Manager believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interest of its Fund will be served.

A Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. When the Advisor, Sub-Advisor and/or Money Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions. Generally, a Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. If a Fund enters into forward currency contracts to cover activities which are essentially speculative, the Fund will segregate cash and/or readily marketable securities with its Custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Fund's commitment with respect to such contracts.

To assure that a Fund's foreign currency contracts are not used for leverage, the net amount the Fund may invest in forward currency contracts is limited to the amount of the Fund's aggregate investments in foreign currencies.

By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

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24

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FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--A Fund may enter into contracts for the purchase or sale of securities, including index contracts or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract on securities or currency is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. A Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options.

A Fund may also purchase and write options to buy or sell futures contracts. A Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

When a Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. In addition, a Fund will segregate liquid assets and/or cash in an amount equal to its obligations under such contract. A Fund will enter into such futures and options on futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges.

Options and futures can be volatile investments and involve certain risks. If the Advisor, Sub-Advisor, Money Manager and/or World applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Not more than 15% of the net assets of a Fund will be invested in such instruments. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security. Restricted securities, including Rule 144A securities, that meet the criteria established by the Trustees of the Trust will be considered liquid.

INVESTMENT COMPANIES--The International Equity Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act.

The Fund does not intend to invest in other investment companies unless, in the judgment of the Sub-Advisor, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an

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investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees.

JUNK BONDS--Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Throughout the year ended September 30, 1997, the SIMT High Yield Bond Portfolio invested in securities that are rated below investment grade. The following is the Portfolio's allocation of bond ratings for the period as rated by Standard &
Poor's:

AAA.......................       0%
BBB.......................    0.52%
BB........................   13.63%
B.........................   73.62%
CCC.......................    3.34%
Unrated...................    8.89%
                            -------
   Total:.................  100.00%
                            =======

MONEY MARKET SECURITIES--Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor, the Sub-Advisor, the Money Manager and/or World to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. The Portfolios may also invest in money market securities issued by foreign banks and corporations.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-backed securities may not be an effective means of locking in long-term interest rates for a Fund.


Government Pass-Through Securities:   These are securities that are issued or
guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities value, which is likely to vary inversely with fluctuations in interest rates.


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26

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                                                               September 1, 1998

Private Pass-Through Securities:   These are mortgage-backed securities issued
by a non-governmental entity, such as a trust. These securities include CMOs and REMICs that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs: CMOs are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.


REMICs:   A REMIC is a CMO that qualifies for special tax treatment under the
Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residential" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issues by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHMLC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.


Parallel Pay Securities; PAC Bonds:   Parallel pay CMOs and REMICs are
structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REITs:   REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Stripped Mortgage-Backed Securities ("SMBs"):   SMBs are usually structured with
two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an IO, while the other class may receive all of the principal payments and is thus termed the PO. The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities and can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors:   Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known

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maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS--A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund pays a premium for purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield or total return on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

Call options on securities or foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying security or foreign currency. With respect to put options on securities or foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of liquid assets and/or cash in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.

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28

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                                                               September 1, 1998

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing liquid assets and/or cash with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS--Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements are agreements by which a Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place liquid assets and/or cash having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be considered to be borrowings by a Fund under the 1940 Act.

SECURITIES LENDING--In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the

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loan be continuously secured by collateral consisting of cash, securities of the
U.S. Government or its agencies equal to at least 102% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. A Fund pays lending and other fees in connection with securities loans.

SECURITIES OF FOREIGN AND EMERGING MARKET ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments, the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. Also it may be more difficult to obtain a judgment in a court outside the United States.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to a Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. A Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing

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30

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                                                               September 1, 1998

Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain with the Custodian a separate account with liquid assets and/or cash in an amount at least equal to these commitments. The interest rate realized, if any, on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities may be subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems such action appropriate.

One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced"("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental

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                                                                              31

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issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to Shareholders, to the extent that Shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accreted interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupons, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals.

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32

                                    APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of that generic rating category.

Standard & Poor's Ratings Group's corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on a obligation are jeopardized.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     PRIME-1 - Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o  Leading market positions in well-established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having significant speculative characteristics for timely payment.

     C - This rating is assigned to short-term debt obligations that is currently vulnerable to nonpayment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                The Pillar Funds
                                 Class I Shares

                              High Yield Bond Fund
                                Equity Index Fund
                            International Equity Fund

                                    Advisor:
                                     {LOGO]

                                  Distributor:
                        SEI Investments Distribution Co.
                            Oaks, Pennsylvania 19456
                                 1-800-932-7782

                                THE PILLAR FUNDS
                               Investment Advisor:
                   Summit Bank Investment Management Division,
                            a division of Summit Bank

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Pillar Funds (the "Trust") and should be read in conjunction with the Trust's Prospectuses for the following: U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market, Institutional Select Money Market, Tax-Exempt Money Market, Fixed Income, Intermediate-Term Government Securities, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Balanced, Equity Growth, Equity Value, Equity Income and Mid Cap Funds dated April 30, 1998, as may be amended or supplemented from time to time; and High Yield Bond, Equity Index and International Equity Funds, dated September 1, 1998; as may be amended or supplemented from time to time. Capitalized terms used in this Statement of Additional Information have the same meaning as defined in the Prospectus. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, PA 19456, or by calling 1-800-932-7782.

                                TABLE OF CONTENTS
The Trust.................................................................. S- 3
Year 2000 Issue............................................................ S- 4
The Euro................................................................... S- 4
Investment Objectives and Policies......................................... S- 5
         Description of Permitted Investments.............................. S- 5
         Investment Limitations.............................................S-23
                  The Trust................................................ S-23
                  SIMT High Yield Bond Portfolio........................... S-25
                  SIF S&P 500 Index Portfolio.............................. S-27
Management of the Trust.................................................... S-29
         Trustees and Officers of the Trust................................ S-29
         Trustees and Officers of SIMT and SIF............................. S-32
         The Advisor....................................................... S-35
         The Sub-Advisor................................................... S-36
         SIMT High Yield Bond Portfolio.................................... S-37
         SIF S&P 500 Index Portfolio....................................... S-38
         The Administrator................................................. S-39
         The Portfolios' Administrator and Transfer Agent.................. S-41
         Custodians........................................................ S-42
Fund Transactions.......................................................... S-42
         Trading Practices and Brokerage................................... S-42
                  The Trust................................................ S-42
                  SIMT..................................................... S-46
                  SIF...................................................... S-47
The Distributor and the Distribution Plans of the Trust.................... S-49
Portfolio Distribution..................................................... S-54
         SIMT.............................................................. S-54
         SIF............................................................... S-55
Performance................................................................ S-55
         Computation of Yield.............................................. S-55
         Calculation of Total Return....................................... S-58
Purchase and Redemption of Shares.......................................... S-61
Shareholder Services....................................................... S-62
Determination of Net Asset Value........................................... S-62
         The Trust......................................................... S-62

         SIMT and SIF...................................................... S-64
General Information and History............................................ S-65
         Description of Shares............................................. S-65
         Shareholder Liability............................................. S-71
         Limitation of Trustees' Liability................................. S-71
Taxes...................................................................... S-71
         Federal Taxes..................................................... S-71
         State Taxes....................................................... S-74
Legal Matters.............................................................. S-74
Experts.................................................................... S-75
Financial Statements....................................................... S-76
Appendix...................................................................  A-1
         Description of Ratings ...........................................  A-1


September 1, 1998
PIL-F-027-04




The Pillar Funds and Pillar are registered service marks of Summit Bank. Your Investment Foundation and the stylized "P" logo are service marks of Summit Bank. Reach Higher, Summit, Summit Discount Brokerage and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp. Corporate Master-Feeder is a registered trademark of SEI Investments Company.


Neither the Equity Index Fund nor the SEI Index Funds ("SIF") S&P 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Group ("S&P"). S&P makes no representation or warranty, implied or expressed, to the purchasers of the Fund, Portfolio or any member of the public regarding the advisability of investing in index funds or the Fund or Portfolio or the ability of the S&P 500 Index to track general stock market performance. S&P has no obligation to take the needs of the owners of the Fund or Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, pricing at, or quantities of the Fund or Portfolio to be issued or in the determination or calculation of the equation by which the Fund or Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund or Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PORTFOLIO, OWNERS OF THE FUND, OWNERS OF THE PORTFOLIO, OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESSED OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

                                    THE TRUST

The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. This Statement of Additional Information relates to the shares of the Trust's:

--------------------------------------------------------------------------------
                                  Fund                              Class(es)
--------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money Market Fund                   Not Applicable
Institutional Select Money Market Fund                            Not Applicable
U.S. Treasury Securities Money Market Fund                             I/A
Tax-Exempt Money Market Fund                                           I/A
New Jersey Municipal Securities Fund                                   I/A
Pennsylvania Municipal Securities Fund                                 I/A
Intermediate-Term Government Securities Fund                           I/A
Equity Index Fund                                                     I/A/B
Fixed Income Fund                                                     I/A/B
Equity Growth Fund                                                    I/A/B
Equity Value Fund                                                     I/A/B
Equity Income Fund                                                    I/A/B
High Yield Bond Fund                                                  I/A/B
International Equity Fund                                             I/A/B
Balanced Fund                                                         I/A/B
Prime Obligation Money Market Fund                                   I/A/B/S
Mid Cap Fund                                                            I
--------------------------------------------------------------------------------

Shareholders may purchase shares of the Funds through the different classes as indicated above. The different classes provide for variations in distribution and transfer agent costs, voting rights and dividends. In addition, a sales load is imposed on the sale and/or redemption of Class A and Class B Shares of certain Funds. See "Description of Shares."

Under the "Corporate Master-Feeder" structure, the High Yield Bond Fund will invest up to 100% of its assets in the High Yield Bond Portfolio (the "SIMT High Yield Bond Portfolio"), a separate series of SEI Institutional Managed Trust ("SIMT"). The Equity Index Fund will invest up to 100% of its assets in the S&P 500 Index Portfolio (the "SIF S&P 500 Index Portfolio"), a separate series of SEI Index Funds ("SIF"). The SIMT High Yield Bond Portfolio and the SIF S&P 500 Index Portfolio are referred to herein as the "Portfolios."


The investment policies of the High Yield Bond Fund and the Equity Index Fund will be substantially similar to those of the SIMT High Yield Bond Portfolio and the SIF S&P 500 Index Portfolio, respectively, should the Funds withdraw from the Corporate Master-Feeder(TM) structure and the Advisor manage their assets directly.

Unless otherwise indicated, policies with respect to "a Fund," "all Funds" or "Fixed Income Funds" includes the SIMT High Yield Bond Portfolio, and policies with respect to "a Fund," "all Funds" or "Equity Funds" includes the SIF S&P 500 Index Portfolio.

                                 YEAR 2000 ISSUE

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust is in the process of asking its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it is devoting significant resources to prevent, and it expects its system to accommodate the year 2000 without, material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

                                    THE EURO

On January 1, 1999, the European Monetary Union (EMU) plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, particularly the International Equity Fund, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisor may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition from current currencies to the Euro may be considered a taxable event. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

                       INVESTMENT OBJECTIVES AND POLICIES

DESCRIPTION OF PERMITTED INVESTMENTS

Asset Backed Securities. The Fixed Income, High Yield Bond, Equity Growth and Balanced Funds may invest in asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These securities, like mortgage-backed securities, represent ownership of a pool of obligations. The payment of principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, these issues typically have a short to intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, due to the manner in which the issuing organizations may perfect their interests in their respective obligations, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect a security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, the possibility exists that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owned on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities.


The development of non-mortgage asset-backed securities is at an earlier stage than that of mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage-backed securities guaranteed by government agencies or instrumentalities. The Advisor and/or Money Manager intends to limit purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.

Currency Transactions. The International Equity Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of other contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's Investors Service, Inc. ("Moody's"), respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the advisor or sub-advisor.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the Advisor, Sub-Advisor and/or Money Manager believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Sub-Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities dominated in krone and the Sub-Advisor believes that the value of the krone will decline against the U.S. dollar, the Sub-Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not by present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

         Risk of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the International Equity Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign Securities. The Fixed Income, Equity Growth and International Equity Funds may invest in the securities of foreign issuers. The High Yield Bond Fund may invest in U.S. dollar denominated obligations or foreign securities of foreign issuers as well as Yankee Obligations. In addition, the Equity Growth, Equity Value, Equity Income, Mid Cap, Balanced and International Equity Funds may invest in American Depositary Receipts, American Depositary Shares and New York Shares, and each reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currencies, except for the International Equity Fund which will invest at least 65% of its assets in foreign equity securities. The High Yield Bond, Equity Growth and International Equity Funds may also invest in European Depositary Receipts, Continental Depositary Receipts and Global Depositary Receipts. These instruments may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in currency exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commission than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign markets may be characterized by lower liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

Forward Foreign Currency Contracts. The High Yield Bond and International Equity Funds may invest in forward foreign currency contracts. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when the Advisor, Sub-Advisor and/or Money Manager anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars.

Futures. A Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying securities, financial instruments or indices. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future, not to the current level of the underlying instruments; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.

The SIMT High Yield Bond Portfolio has undertaken to restrict its futures contract trading as follows: First, the Portfolio will not engage in transactions in futures contracts for speculative purposes. Second, the Portfolio will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets. Third, the Portfolio will disclose to all prospective shareholders the purpose and limitations on its commodity futures trading. Fourth, the Portfolio will submit to the Commodity Futures Trading Commission ("CFTC") special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not expected to be required.

No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

Illiquid Securities. All Funds may invest in illiquid securities up to the limits described in the appropriate Prospectus. An illiquid security is a security which cannot be disposed of within seven days in the usual course of business at approximately the price at which it is being carried on a Fund's books, and includes repurchase agreements maturing in more than seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.


Lower Rated Securities. The High Yield Bond Fund will primarily invest and the Equity Growth Fund may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. These securities are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Fitch Investors Services, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"). These ratings indicate that the obligations are speculative and may be in default. See the Appendix for a description of the foregoing agencies' ratings. In addition, the Funds may invest in unrated securities subject to the restrictions stated in the Prospectus.


         Certain Risk Factors Relating to High-Yield, High-Risk Securities. The descriptions below are intended to supplement the discussion in the Prospectus under "Risk Factors."

         Growth of High-Yield Bond, High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

         Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

         Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would likely have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

         Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

         Legislation. Federal laws require the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limit the deductibility of interest by certain corporate issuers of high yield bonds. These laws could adversely affect a Fund's net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.

         Taxes. The Funds may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Funds may have to dispose of other securities and use the proceeds to make distributions to Shareholders.

Mortgage-Backed Securities. Each of the Funds except the U.S. Treasury Securities Money Market and U.S. Treasury Securities Plus Money Market Funds may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, the Fixed Income and High Yield Bond Funds may invest in privately issued mortgage-backed securities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

         CMOs. The High Yield Bond, International Equity, Fixed Income and Balanced Funds may also invest in mortgage-backed securities issued by non-governmental entities. The mortgage-backed securities these Funds may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the two top categories by S&P or Moody's and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage "pay-through" bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and "mortgage-backed" bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed by U.S. Government agencies or instrumentalities.

         REMICs. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Funds use the estimated average life as the most appropriate measure of the maturity of a mortgage-backed security. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the estimated average life will be the actual average life.

Municipal Securities. The Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds may invest in the following:

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

Municipal bonds consist of general obligation bonds, revenue or special obligation bonds and private activity bonds, the interest paid on which is excludable from federal income tax. Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low-income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues and is dependent solely on the ability of the facility's operator to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

The Funds may also purchase variable and floating rate demand notes and synthetic variable rate demand notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund involved can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The Advisor, Sub-Advisor and/or Money Manager will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a creditworthy financial institution or the payment obligation otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or a participation interest or demand note with a demand feature exceeding seven days may be deemed to be an illiquid security subject to each Fund's investment limitations restricting its purchases of illiquid securities to not more than 15% (10% with respect to the Tax-Exempt Money Market Fund) of its total assets. The Advisor, Sub-Advisor or Money Manager may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings applicable to each Fund and satisfy other applicable requirements.

New Jersey Municipal Securities and Special Considerations Relating Thereto. The New Jersey Municipal Securities Fund invests primarily in the obligations of New Jersey State government and various local governments, including counties, cities, special districts, agencies and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

The State and Its Economy. The State is the ninth largest state in population and the fifth smallest in land area. With an average of 1,094 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1995 the State ranked second among the states in per capita personal income ($29,848).


The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 6.6% in April 1996, which was greater than the national average of 5.4% in April 1996. Improvement has been slow but steady. New Jersey's unemployment rate dropped to 5.2% in April 1997 versus the natural average of 4.9%. The state's jobless rate is now the lowest it has been since August 1990.


Going forward, moderate growth is expected to continue through fiscal year 1998. Corporate restructuring will continue in such fields as chemicals, telecommunications and financial services. Meanwhile, because of the state's high technology labor resources, its economy stands to benefit from emerging information-based fields.


Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and if provided, redemption premium payments, if any, required to repay the bonds. General obligation debt must be approved by voter referendum and is used primarily to finance various environmental, transportation, correctional and institutional projects. As of June 30, 1996, the state's outstanding general obligation debt totaled $3.7 billion. The debt service obligation for such outstanding indebtedness was $450 million for fiscal year 1997.


New Jersey's Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. The State closed recent fiscal years with surpluses in the general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $761 million in 1992, $937 million in 1993, $926 million in 1994, $569 million in 1995, and $442 million in 1996. It is estimated that fiscal year 1997 will end with a surplus of $300 million.

On June 30, 1996, Governor Whitman signed the New Jersey Legislature's $15.7 billion budget for fiscal year 1997. The balanced budget included $276 million in surplus funds. As part of the fiscal year 1996 budget, the State enacted several additional tax cuts. For the Gross Income Tax, a 15% reduction of personal income tax rates became effective on January 1, 1996. This cut was in addition to the tax rate reductions that were implemented during fiscal year 1994 and fiscal year 1995. Effective April 1, 1996, yellow pages advertisements were exempt from the State's Sales Tax. Effective July 1, 1996, a reduction in the Corporation Business Tax rate from 9.0% to 7.5% was applied to those corporations that have an allocated net income of $100,000 or less. Also effective July 1, 1996, corporations' sales were double weighted in calculating receipt factors in determining a multistate corporation's New Jersey State Corporation Business Tax liability. As part of the fiscal year 1997 budget, the State enacted several policies that affected the State's Gross Income Tax and Corporate Business Tax.


The State's fiscal year 1998 $16.3 billion proposed budget had a structural imbalance in excess of $500 million prior to the legislative approval of Governor Whitman's $2.7 billion pension bond issue. Approval was won in early June 1997. The administration plans to use the proceeds from a $2.7 billion pension obligation bond issue in addition to a portion of the pension system's market-based surplus (approximately $600 million) to offset the State's pension contributions in fiscal year 1997 and fiscal year 1998 and eliminate the State's pension system deficit. Eliminating the pension system's deficit will enable the administration to reduce this year's scheduled pension payment to $97 million from $687 million, and provide the State with approximately $590 million to balance the State budget and cover the $246 million that the State Supreme Court ordered the State to raise for urban schools.

Debt Ratings. For many years prior to 1991, both Moody's and S&P had rated New Jersey general obligation bonds Aaa and AAA, respectively. On July 3, 1991, however, S&P downgraded New Jersey general obligation bonds to AA+. On June 4, 1992, S&P placed New Jersey general obligation bonds on Credit Watch with negative implications, citing as its principal reason for its caution the denial by the federal government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the budget must be closed before the new budget year began on July 1, 1992. S&P suggested the State could close fiscal year 1992's budget gap and help fill fiscal year 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability.

On July 6, 1992, S&P reaffirmed its AA+ rating for New Jersey general obligation bonds and removed the debt from its Credit Watch list, although it stated that New Jersey's long-term financial outlook was negative. S&P was concerned that the State was entering fiscal year 1993 with only a $26 million surplus and remained concerned about whether the State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, S&P announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of

Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. S&P reaffirmed its AA+ rating at the same time. On July 1, 1996, S&P reaffirmed the State's long-term ratings.

On August 24, 1992, Moody's downgraded New Jersey general obligation bonds to Aa1, stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, and again on August 18, 1995 Moody's reaffirmed its Aa1 rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (albeit rising) debt ratios, and, on the negative side, a continued reliance on one-time revenues and a dependence on pension-related savings to achieve budgetary balance. On May 1, 1996, Moody's reaffirmed the State's long-term ratings.

The State's recently approved pension obligation issuance has met with skepticism from both rating agencies.

Pennsylvania Municipal Securities and Special Considerations Relating Thereto. The Pennsylvania Municipal Securities Fund invests primarily in the obligations of Pennsylvania state government, state agencies and various local governments, including counties, cities, townships, special districts, and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

Pennsylvania's economy, which is one of the weaker economies in the Northeast, is expected to continue to lag national economic trends in the near future. The sluggish economy is in part the result of continued mergers and acquisitions, expenditure reductions, and layoffs in the industries most important to the Commonwealth's economy--healthcare, defense, and telecommunications. The State's healthcare environment continues to be difficult, particularly in the Philadelphia and Pittsburgh metro areas.


Pennsylvania's unemployment rate outpaced national levels, rising from 4.9% at the end of 1996 to 5.4% in June, 1997. Personal income growth has lagged national levels, growing 5.5% in 1995, or 89% of the national gain. Pennsylvania ranked 19th among the states in 1996 per capita income ($23,558).


The Governor must submit a balanced operating budget by law and while the General Assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. For fiscal year 1996, the general fund balance was drawn down $53.1 million to $635 million (or 2.5% of general fund revenues) to fund business tax cuts. Total revenues and other sources in fiscal year 1996 increased 8.7%. As of July 31, 1997, Pennsylvania's general obligation debt carries ratings of AA- by S&P, A1 by Moody's, and AA- by Fitch.

Receipts. Each of the Funds may invest in receipts. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

Repurchase Agreements. Each of the Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Trustees of the Trust) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor, Sub-Advisor and/or Money Manager monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, a Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the United States Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

Restricted Securities. Each of the Funds may invest in restricted securities. Restricted Securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.


Securities Lending. Each Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal at all times to at least 100% of the market value of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest or dividends on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities if the borrowers fail financially. However, loans are made only to borrowers deemed by the Advisor, Sub-Advisor and/or Money Manager, as appropriate, to be of good standing and when, in the judgment of the Advisor, Sub-Advisor and/or Money Manager, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use SEI Investments Distribution Co. ("SEI Investments" or the "Distributor") or a broker/dealer affiliate of the Advisor, Money Manager and/or Sub-Advisor as a broker in these transactions.


Standby Commitments and Puts. The Tax-Exempt Money Market, High Yield Bond, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving standby commitments or puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor and/or Money Manager believes present minimum credit risks, and the Advisor and/or Money Manager will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Municipal Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. The sale of the securities to a third party or the lapse of a certain period of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments and puts, which are not integral parts of the security as originally issued, held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

Stock Index Futures. The SIF S&P 500 Index Portfolio may invest in stock index futures. The nature of initial and variation margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. The value of the contract usually will vary in direct proportion to the total face value. Market value of a stock index futures position is defined as the closing value of the index multiplied by 500 times the number of contracts held.

The Portfolio's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future, not to the current level of the underlying instruments; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.

The Portfolio has undertaken to restrict its futures contract trading as follows: First, the Portfolio will not engage in transactions in futures contracts for speculative purposes. Second, the Portfolio will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets. Third, the Portfolio will disclose to all prospective shareholders the purpose and limitations on its commodity futures trading. Fourth, the Portfolio will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not expected to be required.

No price is paid upon entering into futures contracts. Instead, a Portfolio is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

Variable Amount Master Demand Notes. The Tax-Exempt Money Market, High Yield Bond, Equity Growth, Equity Income, Balanced and International Equity Funds may invest in variable amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

When-Issued Securities. The Funds may acquire fixed income and equity securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities may be subject to market fluctuation, and no interest accrues to the purchaser on a fixed income security to the purchaser during this period. The payment obligation and the interest rate that will be received on the fixed income securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Funds will maintain liquid assets and/or cash in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at all times equal to the amount of such commitments.


Zero Coupon Securities. Each of the Funds may invest in zero coupon securities. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupons securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

I.       Investment Limitations of the Trust

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer, with the exception of the International Equity Fund which may invest more than 5% of its total assets in the securities of a single issuer.

2. Invest in companies for the purpose of exercising control; provided, that this limitation does not apply to the Equity Growth Fund, International Equity Fund, High Yield Bond Fund or Equity Index Fund.


3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.


4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

5. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts; provided that this shall not prevent a Fund from investing in readily marketable securities of issuers which own or invest in real estate, or commodities or commodities contracts; and provided that the Equity Growth, High Yield Bond, Equity Index and the International Equity Funds can invest in futures contracts, commodities and commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

8. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder. Under these rules and regulations, as currently in effect, a Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the Fund's total assets. The 1940 Act and the rules and regulations thereunder permit feeder funds to invest up to 100% of their assets in corresponding master funds.


9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

10. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities; provided that limitation does not apply to the Equity Growth Fund, International Equity, High Yield Bond and Equity Funds.


Notwithstanding the foregoing, each of the High Yield Bond and Equity Index Funds may invest up to 100% of its assets in another investment company, or series thereof, with substantially similar investment objectives, policies and limitations.

Non-Fundamental Policies. The following investment policies are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval.

No Fund may:

1. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases; provided that this limitation does not apply to the Equity Growth Fund.

2. Except for the High Yield Bond, Equity Index, Equity Growth and International Equity Funds, write or purchase puts, calls, options, warrants, or combinations thereof; except that (i) the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds may purchase securities subject to a put and (ii) the Equity Value, Equity Income, Mid Cap and Balanced Funds may purchase warrants. However, the Equity Value, Equity Income, Mid Cap and Balanced Funds each may not invest more than 5% of its net assets in warrants; provided that of this 5%, no more than 2% may be in warrants not listed on the New York Stock Exchange or the American Stock Exchange.

The following non-fundamental policies are additional policies with respect to the Equity Growth, International Equity, High Yield Bond and Equity Index Funds only.

The Equity Growth, International Equity, High Yield Bond and Equity Index Funds may not:

1. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

2.       Invest in companies for the purpose of exercising control.

The foregoing percentages apply at the time of the purchase of a security.

II.      Investments Limitations of the SIMT High Yield Bond Portfolio

The following investment limitations are fundamental policies of the SIMT High Yield Bond Portfolio which cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

The Portfolio may not:

1. Make loans if, as a result, more than 331/3% of its total assets would be loaned to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

3. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in SIMT's prospectus are fundamental policies of SIMT and may not be changed without shareholder approval.

Non-Fundamental Policies. The following investment policies are non-fundamental policies that may be changed by SIMT's Board of Trustees without shareholder approval.

The Portfolio may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

Under rules and regulations established by the SEC, a Portfolio is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Portfolio's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. However, certain Portfolios may rely upon SEC exemptive orders issued to the Trust which permit the Portfolio to invest in other investment companies beyond these percentage limitations. A Portfolio's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase.

III.     Investment Limitations of the SIF S&P 500 Index Portfolio

The following investment limitations are fundamental policies of the SIF S&P 500 Index Portfolio which cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

The SIF S&P 500 Index Portfolio may not:


1. Pledge, mortgage or hypothecate assets, except to secure temporary borrowings as described in the SIF S&P 500 Index Portfolio prospectus in aggregate amounts not to exceed 10% of the net assets of the Portfolio taken at current value at the time of the incurrence of such loan and in connection with stock index futures trading as provided in SIF's Prospectus and Statement of Additional Information.


2.       Invest in companies for the purpose of exercising control.

3. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, subject to its permitted investments, the Portfolio may purchase (i) obligations issued by companies which invest in real estate, commodities or commodities contracts, and (ii) commodities contracts related to financial instruments, such as financial futures contracts.

4. Make short sales of securities, maintain a short position or purchase securities on margin, except that SIF may obtain short-term credits as necessary for the clearance of security transactions.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.


7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the SIF S&P 500 Index Portfolio prospectus and SIF's Statement of Additional Information or as permitted by rule, regulation or order of the SEC.


8. Purchase or retain securities of an issuer if, to the knowledge of SIF, an officer, trustee, partner or director of SIF or any investment advisor of SIF owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

9. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

11. Invest in interests in oil, gas or other mineral exploration or development programs.

12. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in SIF's Prospectus and Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in SIF's Prospectus are fundamental policies of SIF and may not be changed without shareholder approval.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

 The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Santa Barbara Group of Mutual Funds, Inc., distributed by SEI Investments Distribution Co.

JAMES B. GRECCO - Trustee - Date of Birth: 02/17/33 - President, Grecco Auto Body Inc. (1986 - present); President, Grecco Auto Imports, Inc. (1970 - present); President, Joyce Motor Corp. (1979 - present); President, Grecco Auto Leasing Inc. (1964 - present); President, Grecco Lincoln Mercury Inc. (1964 - present).

CHRISTINE H. YACKMAN - Trustee - Date of Birth: 12/30/61 - Executive and Corporate Officer, Edgeboro Disposal, Inc. and Affiliated Companies (1991 - present); Officer Manager, Herbert Sand Co., Inc. (1981 - 1986).

ARTHUR L. BERMAN - Trustee - Date of Birth: 07/27/27 - President of Bertek, Inc. (1972 - 1994).

RAY KONRAD - Trustee - Date of Birth: 09/17/36 - Chairman and Chief Executive Officer of American Compressed Gases, Inc. (1961 - present).

THOMAS D. SAYLES, Jr. -Trustee* - Date of Birth: 01/16/32 - Consultant (1995 - present); Chairman of Summit Bank (1971-1995).

ROBERT A. NESHER - Chairman of the Board of Trustees* - Date of Birth: 08/17/46
- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors'

Inner Circle Fund, The Arbor Fund, Boston 1784 Funds(R), The Expedition Funds, Marquis Funds(R), Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


MARK E. NAGLE - President and Chief Executive Officer - Date of Birth: 10/20/59
- Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.


KEVIN P. ROBINS - Vice President and Assistant Secretary - Date of Birth:
04/15/61 - Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator and Distributor since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

KATHRYN L. STANTON - Vice  President  and  Assistant  Secretary - Date of Birth:
11/19/58 General Counsel, Investment Systems and Services since 1997. Deputy General Counsel of SEI Investments since 1996. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

RICHARD W. GRANT - Secretary - Date of Birth: 10/25/45 - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW - Vice President and Assistant Secretary - Date of Birth:
10/18/53 - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

TODD B. CIPPERMAN - Vice President and Assistant Secretary - Date of Birth:
02/14/66 - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

JOSEPH M. O'DONNELL -Vice President and Assistant Secretary - Date of Birth:
01/13/54 - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc. (1993-1997). Staff Counsel and Secretary, Provident Mutual Family of Funds (1990-1993).

LYDIA A. GAVALIS -Vice President and Assistant Secretary- Date of Birth: 06/5/64
- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (1989-1998).

LYNDA J. STRIEGEL -Vice President and Assistant Secretary -Date of Birth:
10/30/48 - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered (1996-1997). Associate General Counsel, Riggs Bank, N.A. (1991-1995).

KATHY HEILIG -Vice President and Assistant Secretary - Date of Birth: 12/21/58 Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991; Tax Manager -Arthur Anderson LLP prior to 1987.

CHRISTOPHER F. SALFI - Controller and Chief Financial Officer-
Date of Birth: 11/28/63 - Director, Fund Accounting, SEI Investments since January 1998; prior to his current position, served most recently as Fund Accounting Manager of SEI Investments from 1994 to 1997; Investment Accounting Manager, PFPC from 1993 to 1994; FPS Services, Inc. from 1986 to 1993.

---------------
* "Interested person" within the meaning of the 1940 Act.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for Trustees who are not affiliated with the Administrator. During the fiscal year ended December 31, 1997, the Trust paid approximately $54,000 in fees to the unaffiliated Trustees. Compensation of officers and Trustees of the Trust affiliated with the Administrator is paid by the Administrator.

                               Compensation Table

-------------------------------------------------------------------------------------------------------------------------------
Name of Person,           Aggregate              Pension or Retirement    Estimated Annual         Total Compensation
Position                  Compensation From      Benefits Accrued As      Benefits Upon            From Registrant and
                          Registrant (1)         Part of Fund Expenses    Retirement               Fund Complex Paid to
                                                                                                   Trustees for the Fiscal
                                                                                                   Year Ended
                                                                                                   December 31, 1997 (2)
-------------------------------------------------------------------------------------------------------------------------------
Arthur L. Berman,         $12,000                N/A                      N/A                      $12,000 for services on
Trustee                                                                                            1 board
Ray Konrad, Trustee       $12,000                N/A                      N/A                      $12,000 for services on
                                                                                                   1 board
James B. Grecco,          $12,000                N/A                      N/A                      $12,000 for services on
Trustee                                                                                            1 board
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Name of Person,           Aggregate              Pension or Retirement    Estimated Annual         Total Compensation
Position                  Compensation From      Benefits Accrued As      Benefits Upon            From Registrant and
                          Registrant (1)         Part of Fund Expenses    Retirement               Fund Complex Paid to
                                                                                                   Trustees for the Fiscal
                                                                                                   Year Ended
                                                                                                   December 31, 1997 (2)
-------------------------------------------------------------------------------------------------------------------------------
Christine H. Yackman,     $12,000                N/A                      N/A                      $12,000 for services on
Trustee                                                                                            1 board
Thomas D. Sayles, Jr.,    $6,000                 N/A                      N/A                      $6,000 for services on
Trustee (3,4)                                                                                      1 board
Robert A. Nesher,         $0                     N/A                      N/A                      $0
Trustee 3
-------------------------------------------------------------------------------------------------------------------------------


(1)      Amounts do not include travel expenses.
(2) There are no other investment companies in the "Fund Complex" (as that term is defined in the Securities and Exchange Act of 1934, as amended).
(3) Messrs. Sayles and Nesher are "interested persons" as defined in the 1940 Act.
(4)      Elected to Board on August 21, 1997.



II.      TRUSTEES AND OFFICERS OF SIMT AND SIF

The following individuals currently serve as the Trustees and Officers of SIMT and SIF. For those executive officers who are also officers of the Trust, only the name and office of the Trustee or officer is set forth below.

ROBERT A. NESHER - Chairman of the Board of Trustees.*

GEORGE J. SULLIVAN, JR. - Trustee - Date of Birth: 11/13/42 - General Partner, Teton Partners, L.P., since 1991; Chief Financial Officer, Noble Partners, L.P., since 1991; Treasurer and Clerk, Peak Asset Management, Inc. since 1991; Trustee, Navigator Securities Lending Trust since 1995. Trustee of SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds and SEI Institutional Investments Trust.

WILLIAM M. DORAN - Trustee.* - Date of Birth: 05/06/40 - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager and Distributor, Director and Secretary of SEI Investments and Secretary of the Advisor, Manager and Distributor. Trustee of The Arbor Fund, Marquis Funds(R), The Advisors' Inner Circle Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

F. WENDELL GOOCH - Trustee** - Date of Birth: 12/03/32 - P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Trustee of STI Classic Funds.

FRANK E. MORRIS - Trustee**- Date of Birth: 12/30/23 - 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

JAMES M. STOREY - Trustee**- Date of Birth: 04/12/31 - Retired; Partner, Dechert Price & Rhoads, from September 1987-December 1993; Trustee of The Arbor Fund, Marquis Funds(R), The Advisors' Inner Circle Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.


EDWARD D. LOUGHLIN - President and Chief Executive Officer - Date of Birth:
03/07/51 - Executive Vice President and President - Asset Management Division of SEI Investments since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

CYNTHIA M. PARRISH - Vice President and Assistant Secretary - Date of Birth:
10/23/59 - Vice President and Assistant Secretary of the SEI Investments and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995 - August 1997. Senior Counsel - Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995.


MARK E. NAGLE - Controller and Chief Financial Officer.

RICHARD W. GRANT - Secretary.

SANDRA K. ORLOW - Vice President and Assistant Secretary-Vice President, Assistant Secretary.

KEVIN P. ROBINS - Vice President, Assistant Secretary.

KATHRYN L. STANTON - Vice President, Assistant Secretary.

TODD CIPPERMAN - Vice President, Assistant Secretary.

JOSEPH M. O'DONNELL - Vice President, Assistant Secretary.

LYDIA A. GAVALIS - Vice President, Assistant Secretary.

LYNDA J. STRIEGEL - Vice President, Assistant Secretary.

KATHY HEILIG - Vice President, Assistant Secretary.


* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of SIMT as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey, Morris and Sullivan serve as members of the Audit
  Committee of the Trust.


For the fiscal year ended September 30, 1997, SIMT paid the following amounts to the Trustees:


-------------------------------------------------------------------------------------------------------------------------------
                                Aggregate         Pension or Retirement       Estimated           Total Compensation from
                               Compensation        Benefits Accrued as          Annual          Registrant and Fund Complex
                              From SIMT for       Part of Fund Expenses     Benefits Upon      Paid to Directors for Fiscal
    Name of Person and       Fiscal Year End                                  Retirement        Year End September 30, 1997
         Position             September 30,
                                   1997
-------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher,          $0                    $0                        $0                $0
Trustee
George J. Sullivan, Jr.    $25,367               $0                        $0                $96,750 for  services on 8
Trustee                                                                                      boards
William M. Doran,          $0                    $0                        $0                $0
Trustee
F. Wendell Gooch,          $25,367               $0                        $0                $96,750 for services on 8
Trustee                                                                                      boards
Frank E. Morris,           $25,367               $0                        $0                $96,750 for services on 8
Trustee                                                                                      boards
James M. Storey,           $25,367               $0                        $0                $96,750 for services on 8
Trustee                                                                                      boards
-------------------------------------------------------------------------------------------------------------------------------

----------
Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.


For the fiscal year ended March 31, 1997, SIF paid the following amounts to the
Trustees:

-------------------------------------------------------------------------------------------------------------------------------
                                Aggregate         Pension or Retirement       Estimated           Total Compensation from
                               Compensation        Benefits Accrued as          Annual          Registrant and Fund Complex
                               From SIF for       Part of Fund Expenses     Benefits Upon      Paid to Directors for Fiscal
    Name of Person and       Fiscal Year End                                  Retirement          Year End March 31, 1997
         Position             March 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher,          $0                    $0                        $0                $0
Trustee
George J. Sullivan, Jr.    $3,430                $0                        $0                $69,750 for  services on 8
Trustee                                                                                      boards
-------------------------------------------------------------------------------------------------------------------------------


                                                       S-34





William M. Doran,          $0                    $0                        $0                $0
Trustee
F. Wendell Gooch,          $4,723                $0                        $0                $92,250 for services on 8
Trustee                                                                                      boards
Frank E. Morris,           $4,723                $0                        $0                $92,250 for services on 8
Trustee                                                                                      boards
James M. Storey,           $4,723                $0                        $0                $92,250 for services on 8
Trustee*                                                                                     boards
-------------------------------------------------------------------------------------------------------------------------------

----------
* Mr. Storey received a portion of such amount as compensation for service as an Honorary Trustee prior to being elected as a Trustee on August 14, 1996.

Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.


THE ADVISOR

The Trust and Summit Bank Investment Management Division, a division of Summit Bank (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of that Fund, on not less than 30 days', nor more than 60 days', written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

The Glass-Steagall Act restricts the securities activities of banks such as Summit Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

For the fiscal years ended December 31, 1995, 1996 and 1997, the Funds paid the following advisory fees:

------------------------------------------------------------------------------------------------------------------------------------
                Fund                                   Fees Paid (000)                                   Fees Waived (000)
                                       --------------------------------------------------------------------------------------------
                                          1995            1996             1997            1995            1996              1997
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market  $1,379,851      $1,483,256       $1,647,200        $11,367         $13,685           $74,551
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund       $775,370      $1,249,323       $1,494,179        $11,245         $59,285           $58,224
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund             $169,810        $235,721         $249,145        $28,362         $19,962           $13,948
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Select Money Market Fund      *               *               $9,681             *               *             $9,249
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money       $43,958         $35,739          $36,157        $41,490         $65,612           $78,082
Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                        $549,172        $548,757       $1,152,778       $116,572        $132,719          $275,261
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Securities Fund      $68,649        $169,521         $629,451       $214,460        $117,210          $193,912
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund         $0              $0         $173,734        $18,779         $23,653           $55,630
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government             $112,419        $164,062         $159,825        $77,884         $20,823           $49,402
Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                          *               *             $809,370           *               *             $460,947
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value Fund                        $367,084        $503,319        $1,149,769      $208,115        $300,124          $610,793
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                       $208,394        $282,807         $587,414       $135,831        $181,061          $365,524
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                             $191,285        $228,182         $241,395       $129,856        $149,082          $151,223
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                            $166,657        $161,262         $133,549       $115,294        $110,920          $117,387
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                 $15,494        $103,626         $129,179        $25,007         $30,671           $31,555
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                        *               *                *             *               *                  *
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                           *               *                *             *               *                  *
-----------------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.


THE SUB-ADVISOR

The Advisor and Vontobel USA Inc., which acts as investment sub-advisor to the International Equity Fund (the "Sub-Advisor"), have entered into a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The continuance of the Sub-Advisory Agreement, after two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund on not less than 30 days', nor more than 60 days', written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days' written notice to the Trust.

For the fiscal periods ended December 31, 1995, 1996 and 1997, Wellington Management Company, LLP, the Fund's prior sub-advisor, received the following fees from the Advisor:


----------------------------------------------------------------------------------------------------------------------------
                                                  Fees Paid                                   Fees Waived
             Fund
                                ---------------------------------------------------------------------------------------------
                                     1995           1996          1997           1995             1996            1997
----------------------------------------------------------------------------------------------------------------------------
International Equity Fund*          $12,151     $81,600             $96,000    $12,151             $0              $0
----------------------------------------------------------------------------------------------------------------------------



* Vontobel USA Inc. was appointed the Fund's sub-advisor on June 22, 1998 and began managing the Fund on August 31, 1998.


SIMT HIGH YIELD BOND PORTFOLIO


The advisory agreement and the sub-advisory agreement with respect to the SIMT High Yield Bond Portfolio provide that SEI Investments Management Corporation ("SIMC" or the "High Yield Bond Advisor") and each Money Manager shall not be protected against any liability to SIMT or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


SIMC acts as the investment advisor to the SIMT High Yield Bond Portfolio and operates as a "manager of managers." As investment advisor, SIMC oversees the investment advisory services provided to the SIMT High Yield Bond Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the SIMT High Yield Bond Portfolio. The Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each of the sub-investment advisor's styles and strategies. Subject to the SIMT Board's review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Manager compliance with the Portfolio's investment objective, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE SIMT HIGH YIELD BOND PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

The continuance of the Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Portfolio or by the

Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the High Yield Bond Advisor (or Sub-Advisor) or by the High Yield Bond Advisor (or Sub-Advisor) on 90 days' written notice to the Trust.


SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated sub-advisors for the Portfolio without submitting the sub-advisory agreement to a vote of the Portfolio's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreement. The Trust will notify shareholders in the event of any change in the identity of the sub-advisor for the Portfolio.

For the fiscal year ended September 30, 1995, 1996 and 1997, the SIMT High Yield Bond Portfolio paid the following fees to SIMC:

-------------------------------------------------------------------------------------------------------------------------------
                                                  Advisory Fees Paid (000)                   Advisory Fees Waived (000)
                                     ------------------------------------------------------------------------------------------
                                            1995              1996            1997           1995          1996        1997
-------------------------------------------------------------------------------------------------------------------------------
SIMT High Yield Bond Portfolio              $31               $282            $812            $0            $0          $0
-------------------------------------------------------------------------------------------------------------------------------

BEA Associates ("BEA" or the "Money Manager") serves as investment sub-advisor to the SIMT High Yield Bond Fund. BEA is a general partnership organized under the laws of the State of New York which, together with its predecessor firms, have been engaged in the investment advisory business for over 50 years.

For the fiscal year ended September 30, 1995, 1996 and 1997, the SIMT High Yield Bond Portfolio paid the following fees to BEA:

-------------------------------------------------------------------------------------------------------------------------------
                                                 Sub-Advisory Fees Paid (000)              Sub-Advisory Fees Waived (000)
                                     ------------------------------------------------------------------------------------------
                                            1995             1996             1997         1995           1996         1997
-------------------------------------------------------------------------------------------------------------------------------

SIMT High Yield Bond Portfolio               $16             $195             $585          $0             $0           $0
-------------------------------------------------------------------------------------------------------------------------------



SIF S&P 500 INDEX PORTFOLIO

The advisory agreement for the SIF S&P 500 Index Portfolio ("SIF Advisory Agreement") provides that the investment advisor, World Asset Management ("World" or the "S&P Advisor"), shall not be protected against any liability to SIF or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the SIF Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The SIF Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of SIF or, with respect to the Portfolio by a majority of the outstanding shares of the Portfolio, on not less than 30 days', nor more than 60 days', written notice to World, or by World on 90 days' written notice to SIF.

World is a general partnership organized by Munder Capital Management, a general partnership formed in December, 1994, which engages in investment management and advisory services.

World is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at an annual rate of 0.03% of the average daily net assets of the Portfolio. No monthly payment to World shall exceed the payment actually made to SEI Management pursuant to the management agreement between SEI Management and SIF.

For the fiscal years ended March 31, 1995, 1996 and 1997, the Portfolio paid the following advisory fees:

-------------------------------------------------------------------------------------------------------------------------------
                                                     Advisory Fees Paid                         Advisory Fees Waived
                                     ------------------------------------------------------------------------------------------
                                            1995             1996            1997            1995          1996        1997
-------------------------------------------------------------------------------------------------------------------------------

SIF S&P 500 Index Portfolio               $127,331         $161,179        $234,127           $0            $0          $0
-------------------------------------------------------------------------------------------------------------------------------



THE ADMINISTRATOR

The Trust and SEI Investments Mutual Fund Services (the "Administrator") are parties to an Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement; thereafter shall continue in effect for a period of three years; and thereafter for successive periods of two years subject to review at least annually by the Trustees of the Trust. The Administration Agreement is also subject to termination by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, PBHG Advisor Funds, Inc., The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.


For the fiscal years ended December 31, 1995, 1996 and 1997, the Funds paid the following administrative fees:

-----------------------------------------------------------------------------------------------------------------------------------
                   Fund                                         Fees Paid                                  Fees Waived
                                             ---------------------------------------------- ---------------------------------------
                                                  1995            1996           1997            1995           1996        1997
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund      $794,951        $855,185       $984,420             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund              $449,500        $747,383       $887,094             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                    $112,391        $146,103       $150,340             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money Market      $199,381        $235,806       $266,568             $0             $0          $0
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Select Money Market Fund             *               *            $19,094             *              *           $0
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                               $221,916        $227,160       $476,002             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Securities Fund             $56,645         $86,863       $274,456        $33,587         $8,714          $0
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund                $0              $0        $76,478         $5,076         $7,884      $6,505
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government Securities Fund     $63,435         $61,629        $69,742             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                                 *               *           $338,754           *                *           $0
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value Fund                               $153,388        $214,253       $469,484             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                               $91,794        $123,705       $254,120             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                     $85,638        $100,599       $104,699             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                    $75,188         $72,586        $66,885             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                         $8,100         $26,860        $32,086             $0             $0          $0
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                              *                *              *                 *              *           *
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                   Fund                                   Fees Paid                                       Fees Waived
                                    --------------------------------------------------- --------------------------------------------
                                         1995               1996              1997          1995             1996           1997
Equity Index Fund                          *                  *                 *             *                *              *
------------------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

THE PORTFOLIOS' ADMINISTRATOR AND TRANSFER AGENT

SIMT and SIF each has entered into a "management agreement" ("Management Agreement") with SEI Investments Fund Management ("SEI Management") to provide administrative services. Each Management Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by SIMT or SIF, respectively, in connection with the matters to which such Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The continuance of each Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the SIMT or SIF Trustees or by the vote of a majority of the outstanding voting securities of the appropriate Portfolio, and (ii) by the vote of a majority of the Trustees of SIMT or SIF who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Management Agreement is terminable at any time, as to the Portfolio, without penalty by the Trustees of SIMT or SIF by a vote of a majority of the outstanding shares of a Portfolio or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

For the fiscal years indicated, the SIMT High Yield Bond Portfolio paid the following fees to SEI Management:

------------------------------------------------------------------------------------------------------------------------------------
                                                  Management Fees Paid (000)                    Management Fees Waived (000)
                                             1995               1996            1997           1995           1996         1997
                                         -------------------------------------------------------------------------------------------
SIIT High Yield Bond Portfolio                $16               $160            $501            $18           $42           $82
------------------------------------------------------------------------------------------------------------------------------------



For the fiscal years indicated, the SIF S&P 500 Index Portfolio paid the following fees to SEI Management:

------------------------------------------------------------------------------------------------------------------------------------
                                                     Management Fees Paid                          Management Fees Waived
                                                            (000)                                           (000)
                                             1995              1996            1997            1995           1996         1997
                                         -------------------------------------------------------------------------------------------
SIF S&P 500 Index Portfolio                  $934              $658           $1,271           $404           $524         $446
------------------------------------------------------------------------------------------------------------------------------------

CUSTODIANS

Summit Bank serves as the custodian of the Trust's assets. In addition, with respect to the International Equity Fund, The Bank of California, N.A. serves as sub-custodian for the Fund's assets maintained in foreign countries.

                                FUND TRANSACTIONS

TRADING PRACTICES AND BROKERAGE

I.       THE TRUST


The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor, Sub-Advisor, and/or Money Manager is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor, Money Manager and/or Sub-Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor, Money Manager and/or Sub-Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


The Advisor, Money Manager and/or Sub-Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Advisor, Money Manager and/or Sub-Advisor's determination of what are reasonably competitive rates is based upon the professional knowledge of the Advisor, Money Manager and/or Sub-Advisor's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty.

As described above, bonds, debentures and money market securities are bought and sold directly with a dealer without payment of a brokerage commission. In these instances, while there is no direct commission charged, there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Advisor, Money Manager and/or Sub-Advisor may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisor, Money Manager and/or Sub-Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor, Money Manager and/or Sub-Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, higher commissions may be paid to brokers or dealers who provide brokerage and research services than to brokers or dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to brokers or dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such brokers or dealers are not, in general, higher than commissions that would be paid to brokers or dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to brokers or dealers who provide daily portfolio pricing services to the Trust or who have agreed to defray other Trust expenses such as custodian fees. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

For the fiscal year ended December 31, 1997, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

-------------------------------------------------------------------------------------------------
Total Dollar Amount of Brokerage           Total Dollar Amount of Transactions Involving Directed
Commissions for Research Services                Brokerage Commissions for Research Services
-------------------------------------------------------------------------------------------------
             $499,360                                            $651,890,616
-------------------------------------------------------------------------------------------------

The Advisor, Money Manager and/or Sub-Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.

Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions generally will be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Advisor, Money Manager and/or Sub-Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Advisor, Money Manager and/or Sub-Advisor may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or Summit Discount Brokerage Co., an affiliate of the Advisor, both of which are registered brokers or dealers, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor or Summit Discount Brokerage Co. is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or Summit Discount Brokerage Co. to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal years ended December 31, 1995, 1996 and 1997, the Funds paid the following brokerage commissions:

----------------------------------------------------------------------------------------------------------------------------------
                   Fund                             Total Brokerage Commissions             Amount Paid to SEI Investments(1)
                                                -----------------------------------------------------------------------------------
                                                   1995          1996         1997          1995           1996          1997
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund          N/A           N/A          N/A           N/A           N/A          $2,134
----------------------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund                  N/A           N/A          N/A           N/A         $53,399       $47,306
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                        N/A           N/A          N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money Market Fund     N/A           N/A          N/A           N/A         $16,774       $17,304
----------------------------------------------------------------------------------------------------------------------------------
Institutional Select Money Market Fund               *             *           N/A            *             *           $2,625
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                                   N/A           N/A          N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Securities Fund                N/A           N/A          N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund              N/A           N/A        $5,987          N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                   Fund                             Total Brokerage Commissions       Amount Paid to SEI Investments(1)
                                               ------------------------------------------------------------------------
                                                   1995          1996          1997        1995      1996          1997
-----------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government Securities Fund       N/A           N/A           N/A          N/A          N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                                  *             *          $392,850        *            *         N/A
-----------------------------------------------------------------------------------------------------------------------
Equity Value Fund                                $210,169      $289,752      $359,684     $13,000       $6,360      N/A
-----------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                $96,146      $194,728      $269,004        $750       $1,000      N/A
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                      $83,236      $129,497      $127,629        $660        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund                                     $35,560       $50,970       $57,835        $180       $1,008      N/A
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                         $44,707       $60,818       $61,452       N/A          N/A        N/A
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                *             *             *            *            *          *
-----------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                   *             *             *            *            *          *
-----------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations for the period indicated.

(1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreement transactions.


     For the fiscal years indicated, the Funds paid the following brokerage commissions:


------------------------------------------------------------------------------------------------------------------------------
                                                                                                   % of Total  % of Total
                                                                   Total $ Amount of Brokerage      Brokerage   Brokerage
               Fund                Total $ Amount of Brokerage     Commissions Paid to Affiliated   Commissions Transactions
                                   Commissions Paid                Brokers                          Paid to the Effected
                                                                                                    Affiliated  Through
                                                                                                    Brokers     Affiliated
                                                                                                                Brokers
------------------------------------------------------------------------------------------------------------------------------
                                     1995      1996       1997       1995      1996        1997         1997         1997
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money        N/A      N/A        N/A         N/A       N/A        N/A          N/A           N/A
Market Fund
------------------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market         N/A      N/A        N/A         N/A       N/A        N/A          N/A           N/A
Fund
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund          N/A      N/A        N/A         N/A       N/A        N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money   N/A      N/A        N/A         N/A     $16,774      N/A          N/A           N/A
Market Fund
------------------------------------------------------------------------------------------------------------------------------
Institutional Select Money Market      *        *         N/A          *         *         N/A           *             *
Fund
------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                     $0        $0         $0         $0        $0          $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Securities       $0        $0         $0         $0        $0          $0           $0           $0
Fund
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities     $0        $0       $5,987       $0        $0          $0           $0           $0
Fund
------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government          $0        $0         $0         $0        $0          $0           $0           $0
Securities Fund
------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                     *        *       $392,850       *         *          $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------
Equity Value Fund                  $210,169  $289,752   $359,684    $13,100   $6,360        $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                  $96,146  $194,728   $269,004     $750     $1,000        $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   % of Total  % of Total
                                                                   Total $ Amount of Brokerage      Brokerage   Brokerage
               Fund                Total $ Amount of Brokerage     Commissions Paid to Affiliated   Commissions Transactions
                                   Commissions Paid                Brokers                          Paid to the Effected
                                                                                                    Affiliated  Through
                                                                                                    Brokers     Affiliated
                                                                                                                Brokers
------------------------------------------------------------------------------------------------------------------------------
                                     1995      1996       1997       1995      1996        1997         1997         1997
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                        $83,236  $129,497   $127,629     $660       $0          $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                       $35,560  $50,970    $57,835      $180     $1,008        $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund           $44,707  $60,818    $61,452       $0        $0          $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                   *        *          *           *         *          *            *             *
------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                      *        *          *           *         *          *            *             *
------------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.


"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At December 31, 1997, the Balanced Fund held securities of the Trust's "regular brokers or dealers" as follows: $709,500 in common stock of Morgan Stanley Dean Witter.

II. SEI INSTITUTIONAL MANAGED TRUST

SIMT has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by SIMT's Trustees, the advisors are responsible for placing orders to execute portfolio transactions. In placing orders, it is the SIMT's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisors generally seek reasonably competitive spreads or commissions, the SIMT will not necessarily be paying the lowest spread or commission available. SIMT will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

In connection with transactions effected for Portfolio operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisor to the Portfolio of the Trust, in the exercise of joint investment discretion over the assets of the Portfolio, may direct a substantial portion of the Portfolio's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

For the fiscal years indicated, the SIMT High Yield Bond Portfolio paid the following brokerage fees:


------------------------------------------------------------------------------------------------------------------------------
                                                                                                   % of Total  % of Total
                                                                   Total $ Amount of Brokerage      Brokerage   Brokerage
               Fund                Total $ Amount of Brokerage     Commissions Paid to Affiliated   Commissions Transactions
                                   Commissions Paid                Brokers                          Paid to the Effected
                                                                                                    Affiliated  Through
                                                                                                    Brokers     Affiliated
                                                                                                                Brokers
                        ------------------------------------------------------------------------------------------------------
                                     1995      1996       1997       1995      1996        1997         1997         1997
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio             $0        $0         $0         $0        $0        $0          $0              $0
------------------------------------------------------------------------------------------------------------------------------

The portfolio turnover rate for the SIMT High Yield Bond Portfolio for the fiscal years indicated were as follows:

--------------------------------------------------------------------------------
                                      Portfolio Turnover Rate
                        --------------------------------------------------------
           Fund             1995                    1996                 1997
--------------------------------------------------------------------------------
High Yield Bond
Portfolio                    56%                     55%                  68%
--------------------------------------------------------------------------------

III. SEI INDEX FUNDS

SIF has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the S&P Advisor is responsible for placing orders to execute portfolio transactions. In placing orders, it is SIF's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the S&P Advisor generally seeks reasonably competitive spreads or commissions, SIF will not necessarily be paying the lowest spread or commission available. SIF's policy of investing in securities with short maturities will result in high portfolio turnover. SIF will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

SIF does not expect to use one particular dealer, but, subject to SIF's policy of seeking the best net results, dealers who provide supplemental investment research to the S&P Advisor may receive orders to transactions by SIF. Information so received will be in addition to and not in lieu of the services required to be performed by the S&P Advisor under its Advisory Agreement, and the expenses of the S&P Advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The money market securities in which the Portfolio invests are traded primarily in the over-the-counter market generally do not involve either brokerage commissions or transfer taxes. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the S&P Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

The Portfolio may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the Investment Company Act of 1940, the Securities Exchange Act of 1934 and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and SIF expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by SIF for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commissions, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of SIF, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since SIF does not market its shares through intermediary brokers or dealers, it is not SIF's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the S&P Advisor may place portfolio orders with qualified broker-dealers who recommend SIF to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

It is expected that the portfolio turnover rate will normally not exceed
100% for the Portfolio. The portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Portfolio to receive favorable tax treatment.

For the fiscal years indicated, the SIF S&P 500 Index Portfolio paid the following brokerage commissions:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        % of Total    % of Total     Total $
                                                           Total $ Amount of            Brokerage     Brokerage      Amount of
              Fund        Total $ Amount of Brokerage      Brokerage Commissions        Commissions   Transactions   Brokerage
                          Commissions Paid                 Paid to Affiliated Brokers   Paid to the   Effected       Commissions
                                                                                        Affiliated    Through        Paid for
                                                                                        Brokers       Affiliated     Research
                                                                                                      Brokers
                          ------------------------------------------------------------------------------------------------------
                             1995       1996       1997     1995    1996      1997       1997          1997           1997
--------------------------------------------------------------------------------------------------------------------------------
SIF S&P 500 Index Portfolio $33,285   $36,384    $99,663     $0      $0        $0         $0            $0             $0
--------------------------------------------------------------------------------------------------------------------------------


The portfolio turnover rate for the SIF S&P 500 Index Portfolio for the fiscal years indicated were as follows:


-------------------------------------------------------------------------------
                                             Portfolio Turnover Rate
                             --------------------------------------------------
       Fund                         1995               1996                1997
-------------------------------------------------------------------------------
SIF S&P 500 Index Portfolio          4%                 3%                  2%
-------------------------------------------------------------------------------

             THE DISTRIBUTOR AND THE DISTRIBUTION PLANS OF THE TRUST

SEI Investments Distribution Co., (the "Distributor") a wholly owned subsidiary of SEI Investments, and the Trust are parties to: a distribution agreement (the "Distribution Agreement") dated February 28, 1992 which applies to Class A Shares and Class I Shares of the Funds; a distribution and service agreement (the "Class B Distribution Agreement") dated February 20, 1997, which applies to the Class B Shares of the Funds; and a distribution agreement dated May 15, 1997 (the "Class S Distribution Agreement"), which applies to the Class S Shares of the Funds. The Distributor has an obligation to use its best efforts to distribute shares of the Fund on a continuous basis. The Distributor receives no compensation for distribution of Class I shares, although it does receive compensation pursuant to a distribution plan with respect to the U.S. Treasury Securities Plus Money Market Fund as described below.

The Distribution Agreement, the Class B Distribution Agreement and the
Class S Distribution Agreement are renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. "Qualified Trustees" are Trustees of the Trust who are not interested persons and have no financial interest in the Distribution Agreement, Class B Distribution Agreement, Class S Distribution Agreement or any related agreement or plan.

The Distribution Plan adopted by the U.S. Treasury Securities Plus Money
Market Fund shareholders (the "Distribution Plan") provides that the Trust will pay the Distributor a fee of up to .03% of the Portfolio's average daily net assets which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, which provide distribution related services to shareholders or their customers who beneficially own shares of the Fund.

The distribution plan for Class A Shares (the "Class A Distribution Plan") provides that the Trust will pay the Distributor a fee of up to .25% of the Class A Shares average daily net assets which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, which provide distribution related services to Class A shareholders or their customers who beneficially own Class A Shares.

The distribution and service plan for Class B Shares (the "Class B
Distribution Plan") provides that the Trust will pay the Distributor a Rule 12b-1 fee of up to .75% of the Class B Shares' average daily net assets, which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, that provide distribution-related services to Class B Shareholders or their customers who beneficially own Class B Shares. In addition, the Class B Distribution Plan provides that the Trust will pay the Distributor a shareholder servicing fee of up to .25% of the Class B Shares, average daily net assets, which the Distributor can use to compensate service providers, including Summit Bank and its affiliates.

The distribution and service plan for Class S Shares (the "Class S
Distribution Plan") provides that the Trust will pay the Distributor a Rule 12b-1 fee of up to .60% of the Class S Shares' average daily net assets, which the Distributor can use to compensate brokers or dealers, including Summit Bank and its affiliates, that provide distribution-related services to Class S Shares or their customers who beneficially own Class S Shares.

Services under the Distribution Plan, the Class A Distribution Plan, the
Class B Distribution Plan and the Class S Distribution Plan (collectively, the "Plans") may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted each Plan in accordance with the provisions of Rule
12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Continuance of each Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. Each Plan requires that quarterly written reports of amounts spent under the respective Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. No Plan may be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of a Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The following Funds imposed a front-end sales charge upon their Class A shares in the amounts shown for the fiscal years ended December 31, 1995, 1996 and 1997:


------------------------------------------------------------------------------------------------------------------------------------
              Fund                             Dollar Amount of Loads                        Dollar Amount of Loads
                                                                                           Retained by SEI Investments
                                  --------------------------------------------------------------------------------------------------
                                       1995            1996             1997            1995          1996           1997
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                     $54,106         $45,951          $5,218          $2,113        $6,252          $729
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Securities       $75,388         $26,191          $17,033         $3,083        $3,531         $1,995
Fund
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities      $560            $648            $1,877           $36            $72           $221
Fund
------------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government          $54,745         $19,783            $0            $1,768        $2,774           $0
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                       *               *             $1,275            *              *            $122
------------------------------------------------------------------------------------------------------------------------------------
Equity Value Fund                    $133,599         $57,084          $81,148         $4,978        $8,140         $9,933
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                   $111,481         $99,330          $75,235         $4,040        $13,726        $8,933
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
              Fund                             Dollar Amount of Loads                        Dollar Amount of Loads
                                                                                           Retained by SEI Investments
                                  --------------------------------------------------------------------------------------------------
                                       1995            1996             1997            1995          1996           1997
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                          $46,673         $18,446          $ 1,495         $1,351        $2,605         $  215
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                         $54,484         $38,379          $27,532         $1,315        $5,421         $3,510
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund             $17,356         $13,212          $   830         $  673        $1,868         $   91
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                     *               *                *              *              *             *
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                        *               *                *              *              *             *
------------------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

The U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund and Tax-Exempt Money Market Fund offer Class A Shares without a sales charge, and therefore, no information is provided with respect to such Funds. Class B Shares do not impose front-end sales charges. Class S Shares and Class I Shares, the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund do not impose sales charges.

The following Funds imposed a CDSC sales charge upon their Class B shares in the amounts shown for the fiscal years ended December 31, 1995, 1996 and 1997:


------------------------------------------------------------------------------------------------------------------------------
              Fund                             Dollar Amount of Loads                        Dollar Amount of Loads
                                                                                           Retained by SEI Investments
                                  --------------------------------------------------------------------------------------------
                                       1995            1996             1997            1995          1996           1997
------------------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market            *               *               $0              *              *             $0
Fund
------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                        *               *             $4,845            *              *             $0
------------------------------------------------------------------------------------------------------------------------------
Equity Value Fund                        *               *             $4,796            *              *             $0
------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                       *               *             $2,783            *              *             $0
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                            *               *             $1,250            *              *             $0
------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                       *               *               $49             *              *             $0
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                *               *               $0              *              *             $0
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                     *               *                *              *              *             *
------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                        *               *                *              *              *             *
------------------------------------------------------------------------------------------------------------------------------


* An asterisk indicates that the Class B Shares of the Fund had not commenced operations as of the period indicated.

For the fiscal year ended December 31, 1997, the Class A Shares of the Funds incurred the following distribution expenses:

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Distribution  Total Distribution
                                                         Expenses        Expenses (as a %   Sales Expenses     Printing      Other
                        Fund                                              of net assets)                         Costs       Costs
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund         $14,348                     .25%              N/A              N/A         N/A
Prime Obligation Money Market Fund                 $37,039                     .25%              N/A              N/A         N/A
Tax-Exempt Money Market Fund                       $13,218                     .25%              N/A              N/A         N/A
Fixed Income Fund                                  $10,656                     .25%              N/A              N/A         N/A
New Jersey Municipal Securities Fund               $45,335                     .25%              N/A              N/A         N/A
Pennsylvania Municipal Securities Fund             $891                        .25%              N/A              N/A         N/A
Intermediate-Term Government Securities Fund       $4,749                      .25%              N/A              N/A         N/A
Equity Growth Fund                                 $425                        .25%              N/A              N/A         N/A
Equity Value Fund                                  $30,599                     .25%              N/A              N/A         N/A
Equity Income Fund                                 $36,993                     .25%              N/A              N/A         N/A
Mid Cap Fund                                       $13,217                     .25%              N/A              N/A         N/A
Balanced Fund                                      $24,118                     .25%              N/A              N/A         N/A
International Equity Fund                          $1,806                      .25%              N/A              N/A         N/A
High Yield Bond Fund                               *                            *                 *                *           *
Equity Index Fund                                  *                            *                 *                *           *
-----------------------------------------------------------------------------------------------------------------------------------



*An asterisk indicates that the Class A Shares of the Fund had not commenced operations as of the period indicated.

For the fiscal year ended December 31, 1997, the Class B Shares of the Funds incurred the following distribution expenses:



-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Distribution  Total Distribution
                                                         Expenses        Expenses (as a %   Sales Expenses     Printing      Other
                        Fund                                              of net assets)                         Costs       Costs
-----------------------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund                 $0                         1.00%              N/A              N/A         N/A
Fixed Income Fund                                  $1,109                     1.00%              N/A              N/A         N/A
Equity Value Fund                                  $16,331                    1.00%              N/A              N/A         N/A
Equity Income Fund                                 $23,145                    1.00%              N/A              N/A         N/A
Balanced Fund                                      $11,123                    1.00%              N/A              N/A         N/A
Equity Growth Fund                                 $664                       1.00%              N/A              N/A         N/A
International Equity Fund                          $467                       1.00%              N/A              N/A         N/A
High Yield Bond Fund                               *                           *                  *                *           *
Equity Index Fund                                  *                           *                  *                *           *
-----------------------------------------------------------------------------------------------------------------------------------



*An asterisk indicates that the Class B Shares of the Fund had not commenced operations as of the period indicated.

For the fiscal year ended December 31, 1997, the Class S Shares of the Prime Obligation Money Market Fund incurred the following distribution expenses:


-----------------------------------------------------------------------------------------------------------------------
                                      Total       Total Distribution
                                  Distribution     Expenses (as a %    Sales Expenses   Printing Costs      Other Costs
                                    Expenses        of net assets)
-----------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market    $18,426                 .35%               N/A              N/A                N/A
Fund
-----------------------------------------------------------------------------------------------------------------------


Class I Shares do not have distribution expenses.

For the fiscal year ended December 31, 1997, the U.S. Treasury Securities Plus Money Market Fund incurred the following distribution expenses:


-----------------------------------------------------------------------------------------------------------------------
                                      Total       Total Distribution
                                  Distribution     Expenses (as a %    Sales Expenses   Printing Costs      Other Costs
                                    Expenses        of net assets)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus    $22,842                 .03%               N/A              N/A                N/A
Money Market Fund
-----------------------------------------------------------------------------------------------------------------------


                             PORTFOLIO DISTRIBUTION
I. SIMT


SEI Investments Distribution Co. also serves as the distributor for the Class A Shares of the Portfolio pursuant to a distribution agreement with SIMT.


The Portfolio has also adopted a shareholder servicing plan for their Class A Shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Portfolio may pay the Distributor a negotiated fee at a rate of up to .25% annually of the average daily net assets of the Portfolio attributable to Class A Shares subject to the arrangement for provision of shareholder and administrative services. The Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Except to the extent that SIMC and Money Managers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plan or related agreements.

For the fiscal year ended September 30, 1997, the Class A Shares of the Portfolio incurred the following distribution expenses:


---------------------------------------------------------------------------------------------------------------------------------
                                        Total Distribution                Total
                                            Expenses                   Distribution         Sales          Printing         Other
                       Fund                                            Expenses (as        Expenses          Costs          Costs
                                                                        a % of net
                                                                         assets)
---------------------------------------------------------------------------------------------------------------------------------
SIMT High Yield Bond Portfolio               $2,789                        .25%              N/A              N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------


II. SIF


SEI Investments Distribution Co. also serves as the distributor for the Class E Shares of the Portfolio pursuant to a distribution agreement with SIF.


Under the Class E Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the Portfolio to the extent such services and functions are not provided to the Portfolio pursuant to another agreement. The Distribution Agreement provide that the shares of the Portfolio are distributed through the Distributor.

The Distributor receives no compensation for distribution of Class E shares.

The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of SIF and by the vote of the majority of those board members of SIF who are not interested persons of SIF.

For the fiscal year ended March 31, 1997, the Class E Shares of the Portfolio incurred the following distribution expenses:


---------------------------------------------------------------------------------------------------------------------------------
                                      Total Distribution                   Total
                                          Expenses                     Distribution         Sales          Printing         Other
                      Fund                                             Expenses (as        Expenses          Costs          Costs
                                                                        a % of net
                                                                         assets)
---------------------------------------------------------------------------------------------------------------------------------
SIF S&P 500 Index Portfolio               $43,114                          .03%              N/A              N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

                                   PERFORMANCE

COMPUTATION OF YIELD

Money Market Funds. From time to time the U.S. Treasury Securities Money Market, U.S. Treasury Securities Plus Money Market, Prime Obligation Money Market, Tax-Exempt Money Market and Institutional Select Money Market Funds advertise their "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7)] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund may also calculate its tax equivalent yield as described under "Other Yields" below.

For the 7-day period ended December 31, 1997, the Money Market Funds' current, effective and tax-equivalent yields were as follows:


----------------------------------------------------------------------------------------------------------------------
Fund                                                  Class     Current Yield      Effective Yield      Tax-Equivalent
                                                                       (%)                (%)               Yield
                                                                                                             (%)
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund               I            4.64                4.74               N/A
                                                  --------------------------------------------------------------------
                                                         A            4.38                4.47               N/A
----------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund                       I            5.14                5.27               N/A
                                                  --------------------------------------------------------------------
                                                         A            4.88                5.00               N/A
                                                  --------------------------------------------------------------------
                                                         B            1.33                1.34               N/A
                                                  --------------------------------------------------------------------
                                                         S            4.79                4.90               N/A
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                             I            3.22                3.27               5.37
                                                  --------------------------------------------------------------------
                                                         A            2.97                3.01               4.95
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money Market Fund         N/A           4.85                4.97               N/A
----------------------------------------------------------------------------------------------------------------------
Institutional Select Money Market Fund                  N/A           5.51                5.66               N/A
----------------------------------------------------------------------------------------------------------------------

Other Yields. The Fixed Income, High Yield Bond, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, Equity Value, Equity Income, Mid Cap, Balanced and International Equity Funds may advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[{(a-b)/cd + 1}6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The tax equivalent yield for the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, if applicable, New Jersey income taxes at a rate of 6.37% and Pennsylvania income taxes at a rate of 2.8%).

Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the 30-day period ended December 31, 1997 the yields on the Fixed Income Funds were as follows:


----------------------------------------------------------------------------------------------------------------
Fund                                      Class                        Current                    Tax Equivalent
                                                                        Yield                          Yield
                                                                         (%)                            (%)
----------------------------------------------------------------------------------------------------------------
Fixed Income Fund                           I                            5.83                           N/A
                                        ------------------------------------------------------------------------
                                            A                            5.33                           N/A
                                        ------------------------------------------------------------------------
                                            B                            5.22                           N/A
----------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                        I                             *                              *
                                        ------------------------------------------------------------------------
                                            A                             *                              *
                                        ------------------------------------------------------------------------
                                            B                             *                              *
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Fund                                      Class                        Current                    Tax Equivalent
                                                                        Yield                          Yield
                                                                         (%)                            (%)
----------------------------------------------------------------------------------------------------------------
New Jersey Municipal                        I                            3.89                          7.20
Securities Fund                          -----------------------------------------------------------------------
                                            A                            3.60                          6.67
----------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal                      I                            4.22                          7.28
Securities Fund                          -----------------------------------------------------------------------
                                            A                            3.85                          6.64
----------------------------------------------------------------------------------------------------------------
Intermediate-Term                           I                            5.50                           N/A
Government Securities Fund               -----------------------------------------------------------------------
                                            A                            5.04                           N/A
----------------------------------------------------------------------------------------------------------------

* Not in operation as of the period indicated.


CALCULATION OF TOTAL RETURN

From time to time, the Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, Equity Growth, Equity Value, Equity Income, Mid Cap, Balanced and International Equity Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

The calculation of total return assumes reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. In addition, the maximum sales charge for each Fund is deducted from the initial $1,000 payment. Total return may also be shown without giving effect to any sales charges.

Based on the foregoing, the average total returns for the Funds from inception through December 31, 1997 were as follows:

-------------------------------------------------------------------------------------------------------------------------
                   Fund                                Class                        Average Annual Total Return
                                                                          -----------------------------------------------
                                                                          One Year       Five       Ten          Since
                                                                                         Year       Year     Inception(1)
-------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                            I                              7.78         6.48        **          7.15
                                             ----------------------------------------------------------------------------
                                             A (no load)                    7.41         6.17        **          6.85
                                             ----------------------------------------------------------------------------
                                             A (load)                       2.87         5.26        **          6.06
                                             ----------------------------------------------------------------------------
                                             B (no load)                     **           **         **          9.61
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                   Fund                                Class                        Average Annual Total Return
                                                                          -----------------------------------------------
                                                                          One Year       Five       Ten          Since
                                                                                         Year       Year     Inception(1)
-------------------------------------------------------------------------------------------------------------------------
                                             B (load)                        **           **         **           .68
-------------------------------------------------------------------------------------------------------------------------
                                             I                              6.76         5.85        **          6.21
                                             ----------------------------------------------------------------------------
New Jersey Municipal Securities Fund         A (no load)                    6.31         5.50        **          5.83
                                             ----------------------------------------------------------------------------
                                             A (load)                       3.13         4.86        **          5.26
-------------------------------------------------------------------------------------------------------------------------
                                             I                              7.18          **         **          5.04
                                             ----------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund       A (no load)                    6.63          **         **          4.79
                                             ----------------------------------------------------------------------------
                                             A (load)                       3.48          **         **          4.10
-------------------------------------------------------------------------------------------------------------------------
                                             I                              6.96         5.53        **          5.85
                                             ----------------------------------------------------------------------------
Intermediate-Term Government Securities Fund A (no load)                    6.60         5.23        **          5.58
                                             ----------------------------------------------------------------------------
                                             A (load)                       2.36         4.37        **          4.82
-------------------------------------------------------------------------------------------------------------------------
                                             I                               **           **         **         14.17
                                             ----------------------------------------------------------------------------
                                             A (no load)                     **           **         **         14.13
                                             ----------------------------------------------------------------------------
Equity Growth Fund                           A (load)                        **           **         **          7.31
                                             ----------------------------------------------------------------------------
                                             B (no load)                     **           **         **         13.39
                                             ----------------------------------------------------------------------------
                                             B (load)                        **           **         **          5.19
-------------------------------------------------------------------------------------------------------------------------
                                             I                             25.71        15.94        **          15.23
                                             ----------------------------------------------------------------------------
                                             A (no load)                   25.51        15.62        **          14.93
                                             ----------------------------------------------------------------------------
Equity Value Fund                            A (load)                      18.58        14.32        **          13.81
                                             ----------------------------------------------------------------------------
                                             B (no load)                     **           **         **          19.91
                                             ----------------------------------------------------------------------------
                                             B (load)                        **           **         **          12.01
-------------------------------------------------------------------------------------------------------------------------
                                             I                             25.04        16.67        **          16.17
                                             ----------------------------------------------------------------------------
                                             A (no load)                   24.68        16.38        **          15.88
                                             ----------------------------------------------------------------------------
Equity Income Fund                           A (load)                      17.80        15.08        **          14.75
                                             ----------------------------------------------------------------------------
                                             B (no load)                     **           **         **          23.86
                                             ----------------------------------------------------------------------------
                                             B (load)                        **           **         **          15.58
-------------------------------------------------------------------------------------------------------------------------
                                             I                             19.68        12.36        **          11.86
                                             ----------------------------------------------------------------------------
                                             A (no load)                   19.46        12.08        **          11.56
                                             ----------------------------------------------------------------------------
Balanced Fund                                A (load)                      12.92        10.82        **          10.48
                                             ----------------------------------------------------------------------------
                                             B (no load)                     **           **         **          20.18
                                             ----------------------------------------------------------------------------
                                             B (load)                        **           **         **          11.26
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                   Fund                                Class                        Average Annual Total Return
                                                                          -----------------------------------------------
                                                                          One Year       Five       Ten          Since
                                                                                         Year       Year     Inception(1)
-------------------------------------------------------------------------------------------------------------------------
                                             I                               .25          **         **           7.12
                                             ----------------------------------------------------------------------------
                                             A (no load)                    0.00          **         **           6.85
                                             ----------------------------------------------------------------------------
International Equity Fund                    A (load)                      (5.47)         **         **           4.63
                                             ----------------------------------------------------------------------------
                                             B (no load)                     **           **         **          (3.64)
                                             ----------------------------------------------------------------------------
                                             B (load)                        **           **         **         (11.03)
-------------------------------------------------------------------------------------------------------------------------
                                             I                             20.49        10.91        **          11.37
                                             ----------------------------------------------------------------------------
Mid Cap Fund                                 A (no load)                   20.16        10.62        **          11.09
                                             ----------------------------------------------------------------------------
                                             A (load)                      15.39         9.72        **          10.30
-------------------------------------------------------------------------------------------------------------------------

(1) Class I and Class A Shares of the Funds commenced operations on April 1, 1992, except: the New Jersey Municipal Securities Fund-Class I and Class A Shares, commenced operations on May 4, 1992; the Pennsylvania Municipal Securities Fund-Class I Shares and Class A Shares, commenced operations on May 3, 1993 and May 13, 1993, respectively; the International Equity Fund-Class I and Class A Shares, commenced operations on May 1, 1995 and May 4, 1995, respectively; and the Equity Growth Fund-Class I and Class A Shares, commenced operations on February 3, 1997.

Class B Shares of the Funds commenced operations as follows: Fixed Income Fund, May 16, 1997; the Equity Growth Fund, May 21, 1997; Equity Value Fund, May 12, 1997; the Equity Income Fund and Balanced Fund, May 8, 1997; and the International Equity Fund, May 7, 1997.

** Not in operation during period.

Each Feeder Fund may advertise the performance of its corresponding Portfolio adjusted to reflect applicable sales loads and operating expenses, other than Rule 12b-1 fees. The data for the SIMT High Yield Bond Portfolio and the SIF S&P 500 Index Portfolio set forth below is adjusted to reflect estimated feeder level operating expenses of .40% and .55%, respectively. In the absence or reduction of current fee waivers or reimbursements, total return would be reduced.


The following table shows total returns for the Class A Shares of the SIMT High Yield Bond Portfolio for inception through September 30, 1997 and the Class E Shares of the SIF S&P 500 Index Portfolio for inception through March 31,
1997:



-----------------------------------------------------------------------------------------------------------
                                                                             Average Annual Total Return
                                                                       ------------------------------------
                                                  Class/                One          Five           Since
               Portfolio                     With/Without Load          Year        Years         Inception
-----------------------------------------------------------------------------------------------------------

SIMT High Yield Bond Portfolio                    Class A              15.30%         *             16.00%
(commenced operations on                       Without Load
January 11, 1995)
-----------------------------------------------------------------------------------------------------------
SIF S&P 500 Index Portfolio                       Class E              19.46%       16.14%          15.55%
(commenced operations on                       Without Load
August l, 1985)
-----------------------------------------------------------------------------------------------------------

* Not in operation during period.

The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services) or financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                        PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for each Fund's redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Advisor and/or Sub-Advisor, the Administrator and/or the Custodian are not open for business. Additionally, the Trust reserves the right to suspend sales of shares of a feeder fund for any period during which the corresponding master fund is not open for business. The New York Stock Exchange will not open when the following holidays are observed:
New Year's Day; Martin Luther King, Jr., Day; Presidents' Day;

Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. In addition, as it relates to the Money Market Funds, the Federal Reserve will not open when the following holidays are observed: Columbus Day and Veterans' Day.

                              SHAREHOLDER SERVICES

Distribution Investment Option: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Funds are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment. This option is not available for Cash Sweep Shareholders.

Reinstatement Privilege: In addition to a similar Class A shares' sales load waiver described in the prospectus, a shareholder who has redeemed his or her shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of any of the Funds at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same Fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the transfer agent at the time the trade is placed that the transaction is a reinvestment.

                        DETERMINATION OF NET ASSET VALUE

I. THE TRUST

The net asset value per share of the Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a similar computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Money Market Funds' use of amortized cost and the maintenance of each Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

Shares will normally be issued for cash only. Transactions involving the issuance of shares for securities or assets other than cash will be limited to a bona fide reorganization, statutory merger or will be limited to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: meet the investment objectives and policies of the investment company; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

The securities of the Equity and Balanced Funds are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Class I, Class A, Class B and Class S shares of the Funds may differ because of the distribution expenses and shareholders servicing fees charged to Class A shares, Class B shares and/or Class S shares.

A pricing service values portfolio securities, which are primarily traded on a domestic exchange, at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. A Fund security that is primarily traded on a foreign securities exchange is generally valued at its preceding closing value on the exchange, provided that if an event occurs after the security is so valued that is likely to have changed its value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Board of Trustees. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation.

Certain of the securities acquired by a Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

II. SIMT AND SIF

The purchase and redemption price of shares is the net asset value of each share. A Portfolio's securities are valued by SIMC pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each day on which the New York Stock Exchange is open for business or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of SIMT and SIF under the general supervision of the Trustees.

                         GENERAL INFORMATION AND HISTORY

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds; shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of a series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


The names and addresses of the holders of 5% or more of the outstanding shares of any Fund as of August 19, 1998 and the percentage of outstanding shares of such Fund held by such shareholders as of such date are, to Trust management's knowledge, as follows:


                                                                            Percent of
                                                                            Beneficial
Fund                                   Name and Address                     Ownership
----                                   ----------------                     ----------

Institutional Select Money             Summit Bank                            72.49%
Market Fund                            Attn: Patricia Kyritz
                                       P.O. Box 821
                                       Hackensack, NJ 07602-0821
                                       Acct #1181

                                       Summit Asset Management                27.51%
                                       c/o Laurie Minervini
                                       P.O. Box 821
                                       Hackensack, NJ 07602-0821
                                       Acct #2283

U.S. Treasury Securities               Summit Bank                            93.37%
Money Market Fund:                     Attn: Patricia Kyritz
                                       P.O. Box 821
                                       Hackensack, NJ 07602-0821
                                       Acct #1181

                                       Summit Asset Management                 6.15%
                                       c/o Laurie Minervini
                                       P.O. Box 821
                                       Hackensack, NJ 07602-0821
                                       Acct #2283

U.S. Treasury Securities               Integrated Packing Corporation          8.56%
Plus Money Market Fund:                c/o Dannie Warren
                                       122 Quentin Road
                                       New Brunswick, NJ 08901-3263
                                       Acct #6135

                                                                            Percent of
                                                                            Beneficial
Fund                                   Name and Address                     Ownership
----                                   ----------------                     ---------
-

Prime Obligation                       Summit Bank                             63.81%
Money Market Fund:                     Attn: Patricia Kyritz
                                       P.O. Box 821
                                       Hackensack, NJ 07602-0821
                                       Acct #1181

                                       Summit Discount Brokerage               15.93%
                                       Attn: Richard Jennings
                                       1457 MacArthur Road
                                       Whitehall, PA  18052-5787
                                       Acct #2016795

                                       Summit Asset Management                 12.26%
                                       c/o Laurie Minervini
                                       P.O. Box 821
                                       Hackensack, NJ 07602-0821
                                       Acct #2283

Tax-Exempt Money Market                Summit Bank                             76.39%
Fund:                                  Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1181

                                       Summit Discount Brokerage               16.17%
                                       Attn: Richard Jennings
                                       P.O. Box 22227
                                       Lehigh Valley, PA 18002-2227
                                       Acct #2016795

                                       Summit Asset Management                  6.46%
                                       c/o Laurie Minervini
                                       P.O. Box 821
                                       Hackensack, NJ 07602-0821
                                       Acct #2283

                                                                            Percent of
                                                                            Beneficial
Fund                                   Name and Address                     Ownership
----                                   ----------------                     ----------

Equity Growth Fund:                    Summit Bank                             79.49%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                       Summit Bank                             19.05%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

Fixed Income Fund:                     Summit Bank                             38.60%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                       Summit Bank                             30.72%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1181

                                       Summit Bank                             29.95%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

New Jersey Municipal                   Summit Bank                             49.53%
Securities Fund:                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                       Summit Bank                             38.37%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1181

                                                                            Percent of
                                                                            Beneficial
Fund                                   Name and Address                     Ownership
----                                   ----------------                     ----------

                                       Summit Bank                              8.95%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

Equity Value Fund:                     Summit Bank                             49.56%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                       Summit Bank                             47.91%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

Equity Income Fund:                    Summit Bank                             69.31%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                       Summit Bank                             23.90%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

                                       BHC Securities Inc.                      6.78%
                                       Trade House Acct
                                       Attn: Mutual Fund Dept.
                                       One Commerce Square
                                       2005 Market Street
                                       Suite 1200
                                       Philadelphia, PA 19103-7042
                                       Acct #2061784

                                                                            Percent of
                                                                            Beneficial
Fund                                   Name and Address                     Ownership
----                                   ----------------                     ----------

Mid Cap Fund:                          Summit Bank                             71.84%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

                                       Summit Bank                             23.70%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

Balanced Fund:                         Summit Bank                             74.19%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

                                       Summit Bank                              9.70%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1181

                                       Summit Bank                              9.24%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                       BHC Securities Inc.                      6.87%
                                       Trade House Acct
                                       Attn: Mutual Fund Dept.
                                       One Commerce Square
                                       2005 Market Street
                                       Suite 1200
                                       Philadelphia, PA 19103-7042
                                       Acct #2061784

Pennsylvania Municipal                 Summit Bank                             65.89%
Securities Fund:                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1181

                                       Summit Bank                             32.98%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                                                            Percent of
                                                                            Beneficial
Fund                                   Name and Address                     Ownership
----                                   ----------------                     ----------

International Equity Fund:             Summit Bank                             46.78%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

                                       Summit Bank                             25.99%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1181

                                       Summit Bank                             23.71%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

Intermediate-Term                      Summit Bank                             44.87%
Government Securities Fund:            Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #118

                                       Summit Bank                             33.30%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1182

                                       Summit Bank                             20.67%
                                       Attn: Patricia Kyritz
                                       P.O. Box 547
                                       Hackensack, NJ 07602-0547
                                       Acct #1181


Beneficial owners of 25% or more of a Fund may be deemed a "controlling person" of such Fund within the meaning of the 1940 Act.

The Trust believes that most of the shares referred to above held by Summit Bank were held in accounts for its fiduciary, agency or custodial customers.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     TAXES

The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt has been made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

All Funds. In order to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades of businesses.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the share has been held for more than twelve, but not more than eighteen months and otherwise will be treated as a short-term capital gain or loss.

If shares on which a capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a loss from the sale or exchange of a capital asset held for more than twelve months.

Distributions from the Funds generally will not be eligible for the dividends received deduction available to corporate shareholders.

If for any taxable year a Fund does not qualify for the special tax treatment afforded RICs, all of the taxable income of that Fund will be subject to federal income tax at regular corporate rates (without any deduction for distributions to Fund shareholders). In such event, all distributions made by the Fund (whether or not derived from tax-exempt interest) would be taxable to shareholders as dividends to the extent of the Fund's earnings and profits, and such dividend distributions would be eligible for the dividends received deduction available to corporate shareholders.

Additional Consideration for the International Equity, Equity Growth and Fixed Income Funds. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to an election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

Additional Considerations for the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds (the "Tax-Exempt Funds"). As noted in the prospectuses for the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds, exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

Any loss recognized by a shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends the shareholder has received with respect to such shares. Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes.

                                  LEGAL MATTERS

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                                     EXPERTS

The financial statements of the Trust, incorporated by reference into this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report.


The financial statements of SIMT (with respect to the SIMT High Yield Bond Portfolio only), incorporated by reference into this Statement of Additional Information have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of SIF (with respect to the SIF S&P 500 Index Portfolio only), incorporated by reference into this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements and the notes thereto and the Report of the Independent Public Accountants dated February 6, 1998 for the fiscal year ended December 31, 1997, relating to the financial statements and financial highlights of the Trust are incorporated by reference herein. A copy of the Trust's 1997 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.


SIMT's audited financial statements and the notes thereto and the Report of the Independent Accountants dated November 25, 1997 for the fiscal year ended September 30, 1997, relating to the financial statements and financial highlights of SIMT (each with respect to the SIMT High Yield Bond Portfolio only) and unaudited financial statements for the period ended March 31, 1998 and notes thereto are incorporated by reference herein. A copy of SIMT's 1997 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.


SIF's audited financial statements and the notes thereto and the Report of the Independent Public Accountants dated May 8, 1998 for the fiscal year ended March 31, 1998, relating to the financial statements and financial highlights of SIF (each with respect to the SIF S&P 500 Index Portfolio only) are incorporated by reference herein. A copy of SIF's 1997 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 +,1 and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 have satisfactory capacity to meet its financial commitments.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity.


The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.


The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

The rating TBW-1 by Thomson indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Corporate Bond Ratings

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB is less vulnerable to nonpayment than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Bonds rated CCC have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal.

Bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Bonds rated AAA by Duff are considered of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A+, A and A- have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Bonds rated BBB+, BBB and BBB- are considered to have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles. Bonds rated BB+, BB and BB- are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B+, B and B- are below investment grade and possess risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Bonds rated DD are defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly. Bonds rated A are obligations for which there is low expectation of investment risk. Capacity for timely repayment of principal and interest is strong although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Bonds rated BB are obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Bonds rated B are obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

Bonds rated CCC are obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions. Bonds rated CC are obligations which are highly speculative or which have a high risk of default. Bonds rated C are obligations which are currently in default.

Bonds rated AAA by Thomson indicate that the ability to repay principal and interest on a timely basis is very high. Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. Bonds rated BBB are the lowest investment grade category.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances. CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization. Issues rated D are in default.

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          Financial statements and exhibits filed as part of the Registration
          Statement:

          (a) Part A - Financial Highlights

          (b) Part B


(i) The following unaudited financial statements for the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market, Tax-Exempt Money Market, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, Equity Growth, Equity Value, Mid Cap, Balanced, International Equity and Institutional Select Money Market Funds for the fiscal period ended June 30, 1998 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on August 31, 1998 with Accession Number 0000935069-98-00153.


          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements


(ii) The following audited financial statements for the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market, Tax-Exempt Money Market, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, Equity Growth, Equity Value, Mid Cap, Balanced, International Equity and Institutional Select Money Market Funds for the fiscal year ended December 31, 1997, including a report of Arthur Andersen LLP dated February 6, 1998, are incorporated by reference into the Statement of Additional Information from Form N-30D filed on February 25, 1998 with Accession Number 0000935069-98-000030.

          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

(iii) The following unaudited financial statements for the High Yield Bond Portfolio of SEI Institutional Managed Trust, for the fiscal period ended March 31, 1998 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on May 28, 1998 Accession Number 0000935069-98-000089.

          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements


(iv) The following audited financial statements for the High Yield Bond Portfolio of SEI Institutional Managed Trust, for the fiscal year ended September 30, 1997, including the report of PricewaterhouseCoopers LLP dated November 25, 1997, are incorporated by reference into the Statement of Additional Information from Form N-30D filed on December 1, 1997 with Accession
          Number 0000935069-97-000205.


          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

(v) The following audited financial statements for the S&P 500 Index Portfolio of SEI Index Funds for the fiscal year ended March 31, 1998, including the report of Arthur Andersen LLP dated May 8, 1998, are incorporated by reference into the Statement of Additional Information from Form N-30D filed on May 28, 1998 with Accession Number 0000935069-98-000088.

          Schedule of Investments
          Statement of Net Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

(1) Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on December 23, 1991.*

(2) Registrant's By-laws originally filed with Registrant's Registration Statement on Form N-1A (File No. 33- 44712), with the Securities and Exchange Commission on December 23, 1991.*

(3)       Not Applicable.

(4)       Not Applicable.

(5)(a) Administration Agreement between Registrant and SEI Financial Management Corporation dated February 28, 1992 as amended May 25, 1996 and December 1, 1996.**

(5)(b) Registrant's Consent to Assignment and Assumption dated June 1, 1996 of the Administration Contract dated February 28, 1992, as amended May 25, 1993.**

(5)(c) Investment Advisory Agreement between Registrant and United Jersey Bank Investment Management Division dated April 28, 1996.**

(5)(d) Investment Advisory Agreement dated April 28, 1996 between Registrant and United Jersey Bank Investment Management Division (the "Advisor") with respect to the International Growth Portfolio.**

(5)(e) Investment Sub-Advisory Agreement dated April 28, 1996 between the Advisor and Wellington Management Company, LLP.**

(5)(f) Transfer Agent Agreement originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on September 24, 1992.*

(5)(g) Form of Transfer Agent Agreement between Registrant and State Street Bank and Trust Company.****

(5)(h) Amended and Restated Schedule to the Investment Advisory Agreement dated April 28, 1996.*****

(5)(i) Amended and Restated Schedule to the Administration Agreement dated February 28, 1992.*****


(5)(j) Investment Sub-Advisory Agreement dated August 31, 1998 between the Advisor and Vontobel USA Inc. is filed herewith.


(6)(a) Distribution Agreement between Registrant and SEI Financial Services Company dated February 28, 1992.*

(6)(b) Distribution and Agreement-Class B Shares between Registrant and SEI Financial Services Company dated February 20, 1997.***

(7)       Not Applicable.

(8)(a) Custodian Agreement dated February 28, 1992 between Registrant and United Jersey Bank originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on September 24, 1992.*

(8)(b) Custodian Agreement dated April 22, 1992 between United Jersey Bank and The Bank of California, National Association originally filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on February 10, 1995.*

(9)        Not Applicable.

(10) Opinion and Consent of Counsel originally filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on March 27, 1992.*

(11) Consent of Arthur Andersen LLP with respect to the Trust is filed herewith.


(11)(a) Consent of PricewaterhouseCoopers LLP with respect to SEI Institutional Managed Trust is filed herewith.


(11)(b) Consent of Arthur Andersen LLP with respect to SEI Index Funds is filed herewith.

(12)      Not Applicable.

(13)      Not Applicable.

(14)      Not Applicable.

(15)(a)   Distribution Plan-Class A (formerly Class B).**

(15)(b)   Distribution Plan-U.S. Treasury Securities Plus Money Market Fund.*


(15)(c) Amended and Restated Rule 18f-3 Multiple Class Plan dated August 11, 1998 is filed herewith.


(15)(d)   Distribution Plan-Class B Shares dated February 20, 1997.***

(16)      Performance Quotation Computation.

(24) Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L. Berman, Christine H. Yackman, James B. Grecco, Thomas D. Sayles, Jr. and Mark
          E. Nagle.****

(27)       Financial Data Schedules are filed herewith.

------------------------------------------

* Incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
** Incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
*** Incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.
**** Incorporated by reference to Post-Effective Amendment No. 15, as filed on January 30, 1998.
***** Incorporated by reference to Post-Effective Amendment No. 16, as filed on April 30, 1998.


Item 25.  Persons Controlled by or under Common Control with Registrant

     See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.



Item 26. Number of Holders of Securities:
         As of August 21, 1998,


                                                                 Number of
     Title and Class                                          Record Holders
     ---------------                                          --------------


     Units of beneficial interest, without par value--
       U.S. Treasury Securities Money Market Fund--Class A.........   59
       U.S. Treasury Securities Money Market Fund--Class I.........    8
       U.S. Treasury Securities Plus Money Market Fund............   209
       Prime Obligation Money Market Fund--Class A................   225
       Prime Obligation Money Market Fund--Class B.................    7
       Prime Obligation Money Market Fund--Class I.................  397
       Prime Obligation Money Market Fund--Class S.................    1
       Tax-Exempt Money Market Fund--Class A.......................   65
       Tax-Exempt Money Market Fund--Class I.......................  129
       Fixed Income Fund--Class A..................................  254
       Fixed Income Fund--Class B..................................  113
       Fixed Income Fund--Class I..................................  326
       New Jersey Municipal Securities Fund--Class A...............  576
       New Jersey Municipal Securities Fund--Class I...............  135
       Pennsylvania Municipal Securities Fund--Class A.............   15
       Pennsylvania Municipal Securities Fund--Class I.............    7
       Intermediate-Term Government Securities Fund--Class A.......   74
       Intermediate-Term Government Securities Fund--Class I.......   77
       Equity Value Fund--Class A..................................  834
       Equity Value Fund--Class B..................................1,530
       Equity Value Fund--Class I..................................  194
       Equity Income Fund--Class A.................................  841
       Equity Income Fund--Class B.................................1,696
       Equity Income Fund--Class I.................................  193
       Mid Cap Fund--Class A.......................................  319
       Mid Cap Fund--Class I.......................................   82
       Balanced Fund--Class A......................................  663
       Balanced Fund--Class B......................................1,019
       Balanced Fund--Class I......................................    8
       International Equity Fund--Class A..........................  109
       International Equity Fund--Class B..........................   40
       International Equity Fund--Class I..........................  193
       Equity Growth Fund--Class A.................................   57
       Equity Growth Fund--Class B.................................  402
       Equity Growth Fund--Class I.................................  119
       Institutional Select Money Market Fund......................    2

Item 27. Indemnification:

         Article VIII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of a director, officer, employee, partner or trustee are as follows:


             Name and Position                     Name of                        Connection with
          with Investment Advisor               Other Company                      Other Company
          -----------------------               -------------                     ---------------
Directors:
T. Joseph Semrod, Chairman, Chief
Executive Officer & Director................ Summit Bancorp                       Chairman & CEO
Robert G. Cox, President & Director......... Summit Bancorp                       President
John G. Collins, Vice Chairman &
Director.................................... Summit Bancorp                       Vice Chairman
Bjorn Ahlstrom, Director.................... Volvo North America                  --
                                             Corporation, Retired
Robert L. Boyle, Director................... William H. Hintelmann Firm           Representative
James C. Brady, Jr., Director............... Mill House Associates, L.P.          Partner
Barry D. Brown, Director.................... Princeton Insurance Co.              Chairman
T.J. Dermot Dunphy, Director................ Sealed Air Corporation               Chairman & CEO
Anne Evans Estabrook, Director.............. Elberon Development Co.              Owner


             Name and Position                     Name of                        Connection with
          with Investment Advisor               Other Company                      Other Company
          -----------------------               -------------                     ---------------
Directors:
Elinor J. Ferdon, Director.................. Girl Scouts of the USA               National President
Samuel Gerstein, Esq., Director............. Gerstein, Cohen & Grayson            Partner
Richard H. Goldberger, Director............. Linda's Flame Roasted Chicken        Chairman
Robert S. Hekemian, Director................ Hekemian & Co., Inc.                 Chairman & CEO
Thomas C. Jamieson, Jr., Esq., Director..... Jamieson, Moore, Peskin &            Chairman & President
                                             Spicer, PA
Vincent P. Langone, Director................ L&S Incorporated                     --
Francis J. Mertz, Director.................. Fairleigh Dickinson University       President
George L. Miles, Jr., Director.............. WQED Pittsburgh                      President & CEO
Bertram B. Miller, Director................. B.B. Miller & Company                President
Raymond Silverstein, Director............... Alloy, Silverstein, Shapiro,         Consultant
                                             Adams, Mulford & Co.
Orin R. Smith, Director..................... Engelhard Corp.                      Chairman & CEO
Sylvester L. Sullivan, Director............. Car Rentals, Inc.                    President
Joseph M. Tabak, Director................... JPC Enterprises, Inc.                President & CEO
Robert A. Woodruff, Director................ Woodruff Oil Company                 President

         Vontobel USA Inc. ("Vontobel") is the investment sub-advisor for the International Equity Fund. The principal address of Vontobel is 450 Park Avenue, New York, NY 10022.

         The list required by this Item 28 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Adviser pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                             July 15, 1982
         SEI Liquid Asset Trust                             November 29, 1982
         SEI Tax Exempt Trust                               December 3, 1982
         SEI Index Funds                                    July 10, 1985
         SEI Institutional Managed Trust                    January 22, 1987
         SEI International Trust                            August 30, 1988
         The Advisors' Inner Circle Fund                    November 14, 1991
         CUFUND                                             May 1, 1992
         STI Classic Funds                                  May 29, 1992
         CoreFunds, Inc.                                    October 30, 1992
         First American Funds, Inc.                         November 1, 1992
         First American Investment Funds, Inc.              November 1, 1992
         The Arbor Fund                                     January 28, 1993
         Boston 1784 Funds(R)                               June 1, 1993
         The PBHG Funds, Inc.                               July 16, 1993
         Marquis Funds(R)                                   August 17, 1993
         Morgan Grenfell Investment Trust                   January 3, 1994
         The Achievement Funds Trust                        December 27, 1994
         Bishop Street Funds                                January 27, 1995
         CrestFunds, Inc.                                   March 1, 1995
         STI Classic Variable Trust                         August 18, 1995
         ARK Funds                                          November 1, 1995
         Monitor Funds                                      January 11, 1996
         FMB Funds, Inc.                                    March 1, 1996
         SEI Asset Allocation Trust                         April 1, 1996
         TIP Funds                                          April 28, 1996
         SEI Institutional Investments Trust                June 14, 1996
         First American Strategy Funds, Inc                 October 1, 1996
         HighMark Funds                                     February 15, 1997
         Armada Funds                                       March 8, 1997
         PBHG Insurance Series Fund, Inc.                   April 1, 1997
         The Expedition Funds                               June 9, 1997
         TIP Institutional Funds                            January 1, 1998
         Oak Associates Funds                               February 27, 1998
         The Nevis Funds                                    June 29, 1998


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


         Alfred P. West, Jr.         Director, Chairman of the Board of Directors             --
         Henry H. Greer              Director                                                 --
         Carmen V. Romeo             Director                                                 --
         Mark J. Held                President & Chief Operating Officer                      --
         Gilbert L. Beebower         Executive Vice President                                 --
         Richard B. Lieb             Executive Vice President                                 --
         Dennis J. McGonigle         Executive Vice President                                 --
         Robert M. Silvestri         Chief Financial Officer & Treasurer                      --
         Leo J. Dolan, Jr.           Senior Vice President                                    --
         Carl A. Guarino             Senior Vice President                                    --
         Larry Hutchison             Senior Vice President                                    --
         Jack May                    Senior Vice President                                    --
         Hartland J. McKeown         Senior Vice President                                    --
         Barbara J. Moore            Senior Vice President                                    --
         Kevin P. Robins             Senior Vice President & General Counsel           Vice President &
                                                                                      Assistant Secretary
         Patrick K. Walsh            Senior Vice President                                    --
         Robert Aller                Vice President                                           --
         Gordon W. Carpenter         Vice President                                           --
         Todd Cipperman              Vice President & Assistant Secretary              Vice President &
                                                                                      Assistant Secretary
         S. Courtney E. Collier      Vice President & Assistant Secretary                     --
         Robert Crudup               Vice President & Managing Director                       --
         Barbara Doyne               Vice President                                           --
         Jeff Drennen                Vice President                                           --
         Vic Galef                   Vice President & Managing Director                       --
         Lydia A. Gavalis            Vice President & Assistant Secretary              Vice President &
                                                                                      Assistant Secretary
         Greg Gettinger              Vice President & Assistant Secretary                     --
         Kathy Heilig                Vice President                                    Vice President &
                                                                                      Assistant Secretary
         Jeff Jacobs                 Vice President                                           --
         Samuel King                 Vice President                                           --
         Kim Kirk                    Vice President & Managing Director                       --
         John Krzeminski             Vice President & Managing Director                       --
         Carolyn McLaurin            Vice President & Managing Director                       --
         W. Kelso Morrill            Vice President                                           --
         Mark Nagle                  Vice President                                        President
         Joanne Nelson               Vice President                                           --
         Joseph M. O'Donnell         Vice President & Assistant Secretary              Vice President &
                                                                                      Assistant Secretary
         Sandra K. Orlow             Vice President & Secretary                        Vice President &
                                                                                      Assistant Secretary
         Cynthia M. Parrish          Vice President & Assistant Secretary                     --
         Donald Pepin                Vice President & Managing Director                       --
         Kim Rainey                  Vice President                                           --
         Rob Redican                 Vice President                                           --
         Maria Rinehart              Vice President                                           --
         Mark Samuels                Vice President & Managing Director                       --
         Steve Smith                 Vice President                                           --
         Daniel Spaventa             Vice President                                           --

         Kathryn L. Stanton          Vice President & Assistant Secretary              Vice President &
                                                                                      Assistant Secretary
         Lynda J. Striegel           Vice President & Assistant Secretary              Vice President &
                                                                                      Assistant Secretary
         Lori L. White               Vice President & Assistant Secretary                     --
         Wayne M. Withrow            Vice President & Managing Director                       --


Item 30. Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and
         (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                  Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601

                  Union Bank of California Global Custody
                  475 Sansome Street
                  11th Floor
                  San Francisco, CA 94111

                  (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4);
         (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the
         required books and records are maintained at the offices of Registrant's Administrator:

                  SEI Fund Resources
                  Oaks, PA 19456

                  (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisor:

                  Summit Bank Investment Management Division,
                      a division of Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601

                  Vontobel USA Inc.
                  450 Park Avenue
                  New York, NY 10022

Item 31. Management Services: None.

Item 32. Undertakings:

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust for The Pillar Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement No. 33-44712 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of August, 1998.




                                            THE PILLAR FUNDS


                                            By: /s/ Mark E. Nagle
                                                -------------------------------
                                                Mark E. Nagle
                                                President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


            *                             Trustee               August 28, 1998
----------------------------------
       Arthur L. Berman

            *                             Trustee               August 28, 1998
----------------------------------
       Ray  Konrad

            *                             Trustee               August 28, 1998
----------------------------------
       Robert A. Nesher

            *                             Trustee               August 28, 1998
----------------------------------
       Christine H. Yackman

            *                             Trustee               August 28, 1998
----------------------------------
       James B. Grecco

            *                             Trustee               August 28, 1998
----------------------------------
       Thomas D. Sayles, Jr.

/s/ Mark E. Nagle                         President             August 28, 1998
----------------------------------
    Mark E. Nagle

/s/ Christopher F. Salfi                  Controller &          August 28, 1998
----------------------------------        Chief Financial
    Christopher F. Salfi                  Officer



*By: /s/ Mark E. Nagle
     -----------------------------
     Mark E. Nagle
     Attorney-in-Fact

                                  EXHIBIT INDEX

EX-99.B1 Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on December 23, 1991.*

EX-99.B2 Registrant's By-laws originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on December 23, 1991.*

EX-99.B5(a)    Administration Agreement between Registrant and SEI Financial
               Management Corporation dated February 28, 1992, as amended May
               25, 1996 and December 1, 1996.**

EX-99.B5(b)    Registrant's Consent to Assignment and Assumption dated June 1,
               1996 of the Administration Contract dated February 28, 1992, as amended May 25, 1993.**

EX-99.B5(c)    Investment Advisory Agreement between Registrant and United
               Jersey Bank Investment Management Division dated April 28,
               1996.**

EX-99.B5(d)    Investment Advisory Agreement dated April 28, 1996 between
               Registrant and United Jersey Bank Investment Management Division
               (the "Advisor") with respect to the International Growth
               Portfolio.**

EX-99.B5(e)    Investment Sub-Advisory Agreement between the Advisor and
               Wellington Management Company, LLP.**

EX-99.B5(f)    Transfer Agent Agreement originally filed with Post-Effective
               Amendment No. 1 to Registrant's Registration Statement on Form
               N-1A (File No. 33-44712) with the Securities and Exchange
               Commission on September 24, 1992.*

EX-99.B5(g)    Form of Transfer Agent Agreement between Registrant and State
               Street Bank and Trust Company.****

EX-99.B5(h)    Amended and Restated Schedule to the Investment Advisory
               Agreement dated April 28, 1996.*****

EX-99.B5(i)    Amended and Restated Schedule to the Administration Agreement
               dated February 28, 1992.*****


EX-99.B5(j)    Investment Sub-Advisory Agreement dated August 31, 1998 between the Advisor and Vontobel USA Inc. is filed herewith.

 Exhibit                                 Name
 -------                                 ----

EX-99.B6(a)    Distribution Agreement between Registrant and SEI Financial
               Services Company dated February 28, 1992, as amended May 25,
               1993, originally filed with Post-Effective Amendment No. 1 to
               Registrant's Registration Statement on Form N-1A (File No.
               33-44712) with the Securities and Exchange Commission on September 24, 1992.*

EX-99.B6(b)    Distribution Agreement-Class B Shares between Registrant and SEI
               Financial Services Company dated February 20, 1997.***

EX-99.B6(a)    Distribution Agreement between Registrant and SEI Financial
               Services Company dated February 28, 1992, as amended May 25,
               1993, originally filed with Post-Effective Amendment No. 1 to
               Registrant's Registration Statement on Form N-1A (File No.
               33-44712) with the Securities and Exchange Commission on September 24, 1992.*

EX-99.B6(b)    Distribution Agreement-Class B Shares between Registrant and SEI
               Financial Services Company dated February 20, 1997.***

EX-99.B8(a)    Custodian Agreement dated February 28, 1992 between Registrant and United Jersey Bank originally filed with Post-Effective
               Amendment No. 1 to Registrant's Registration Statement on Form
               N-1A (File No. 33-44712), with the Securities and Exchange
               Commission on September 24, 1992.*

EX-99.B8(b)    Custodian Agreement dated April 22, 1992 between United Jersey
               Bank and The Bank of California, National Association originally filed with Post-Effective Amendment No. 5 to Registrant's
               Registration Statement on Form N-1A (File No. 33-44712), with the
               Securities and Exchange Commission on February 10, 1995.*

EX-99.B10      Opinion and Consent of Counsel originally filed with
               Pre-Effective Amendment No. 2 to Registrant's Registration
               Statement on Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on March 27, 1992.*

EX-99.B11      Consent of Arthur Andersen LLP with respect to the Trust is filed herewith.


EX-99.B11(a)   Consent of PricewaterhouseCoopers LLP with respect to SEI
               Institutional Managed Trust is filed herewith.


EX-99.B11(b)   Consent of Arthur Andersen LLP with respect to SEI Index Funds is filed herewith.

EX-99.B15(a)   Distribution Plan-Class A (formerly Class B) is incorporated by reference to Post-Effective Amendment No. 10.**

 Exhibit                                 Name
 -------                                 ----

EX-99.B15(b)   Distribution Plan-U.S. Treasury Securities Plus Money Market Fund
               originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No.
               33-44712), filed with the Securities and Exchange Commission on March 1, 1993.*


EX-99.B15(c)   Amended and Restated Rule 18f-3 Multiple Class Plan dated
               August 11, 1998 is filed herewith.


EX-99.B15(d)   Distribution Plan-Class B Shares dated February 20, 1997.***

EX-99.B16      Performance Quotation Computation.

EX-99.B24      Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L.
               Berman, Christine H. Yackman, James B. Grecco, Thomas D. Sayles,
               Jr. and Mark E. Nagle.****

EX-99.B27      Financial Data Schedules are filed herewith.

------------

* Incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.

** Incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.

*** Incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.

**** Incorporated by reference to Post-Effective Amendment No. 15, as filed on January 30, 1998.

***** Incorporated by reference to Post-Effective Amendment No. 15, as filed on April 30, 1998.